SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-54837)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 38	[X]
and
REGISTRATION STATEMENT (No. 811-07205)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 38	[X]

Variable Insurance Products Fund III
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 30, 2009) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Balanced Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.
  Engaging in transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Each class of the fund also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Balanced - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%	11.78%	8.98%	-33.96%


During the periods shown in the chart for Initial Class of VIP Balanced:

Returns

Quarter ended

Highest Quarter Return	9.82%	June 30, 2003
Lowest Quarter Return	-18.58%	December 31, 2008
Year-to-Date Return	-4.97%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of class

VIP Balanced
Initial Class	-33.96%	-2.14%	-0.52%
Service Class	-34.02%	-2.24%	-0.62%
Service Class 2	-34.15%	-2.40%	-1.08%A
S&P 500® Index	-37.00%	-2.19%	-1.38%
Fidelity Balanced 60/40 Composite Index	-22.06%	0.71%	1.69%
LipperSM Variable Annuity Balanced Funds Average	-27.74%	-0.48%	1.20%

A From January 12, 2000.

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent the fund's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.14%	0.17%	0.15%
Total annual class operating expensesA	0.55%	0.68%	0.81%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Balanced	0.70%	2/1/05	0.80%	2/1/05	0.95%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:


Initial Class

Service Class

Service Class 2

1 year	$ 56	$ 69	$ 83
3 years	$ 176	$ 218	$ 259
5 years	$ 307	$ 379	$ 450
10 years	$ 689	$ 847	$ 1,002

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Fund Basics - continued

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

Prospectus

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Lawrence Rakers is lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and portfolio manager.

Ford O'Neil is co-manager of VIP Balanced Portfolio, which he has managed since September 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Rakers and O'Neil.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.15%.

Prospectus

Fund Services - continued

The total management fee for the fiscal year ended December 31, 2008, was 0.41% of the fund's average net assets.

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 86.95% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Balanced Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 15.64	$ 14.78	$ 14.35	$ 13.88
Income from Investment Operations
Net investment income (loss) C	.31	.36	.33	.31	.36 F
Net realized and unrealized gain (loss)	(5.54)	.99	1.34	.50	.39
Total from investment operations	(5.23)	1.35	1.67	.81	.75
Distributions from net investment income	(.24)	(.54)	(.31)	(.37)	(.28)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.73)	(1.16)	(.81)	(.38)	(.28)
Net asset value, end of period	$ 9.87	$ 15.83	$ 15.64	$ 14.78	$ 14.35
Total Return A, B	(33.96)%	8.98%	11.78%	5.77%	5.47%
Ratios to Average Net Assets D, G
Expenses before reductions	.55%	.57%	.61%	.58%	.56%
Expenses net of fee waivers, if any	.55%	.57%	.61%	.58%	.56%
Expenses net of all reductions	.55%	.57%	.59%	.54%	.56%
Net investment income (loss)	2.34%	2.25%	2.20%	2.22%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,711	$ 274,561	$ 281,594	$ 276,343	$ 291,176
Portfolio turnover rate E	64%	41%	55%	140%	74%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Balanced Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.77	$ 15.55	$ 14.70	$ 14.28	$ 13.81
Income from Investment Operations
Net investment income (loss) C	.30	.34	.31	.30	.34 F
Net realized and unrealized gain (loss)	(5.52)	.99	1.33	.48	.40
Total from investment operations	(5.22)	1.33	1.64	.78	.74
Distributions from net investment income	(.22)	(.49)	(.29)	(.35)	(.27)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.71)	(1.11)	(.79)	(.36)	(.27)
Net asset value, end of period	$ 9.84	$ 15.77	$ 15.55	$ 14.70	$ 14.28
Total Return A, B	(34.02)%	8.90%	11.64%	5.61%	5.42%
Ratios to Average Net Assets D, G
Expenses before reductions	.68%	.68%	.72%	.68%	.67%
Expenses net of fee waivers, if any	.68%	.68%	.72%	.68%	.67%
Expenses net of all reductions	.68%	.68%	.69%	.65%	.67%
Net investment income (loss)	2.22%	2.14%	2.09%	2.12%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,983	$ 9,376	$ 14,247	$ 18,181	$ 21,228
Portfolio turnover rate E	64%	41%	55%	140%	74%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Balanced Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 15.46	$ 14.62	$ 14.20	$ 13.75
Income from Investment Operations
Net investment income (loss) C	.27	.31	.28	.27	.32 F
Net realized and unrealized gain (loss)	(5.47)	.98	1.33	.50	.38
Total from investment operations	(5.20)	1.29	1.61	.77	.70
Distributions from net investment income	(.21)	(.48)	(.27)	(.34)	(.25)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.70)	(1.10)	(.77)	(.35)	(.25)
Net asset value, end of period	$ 9.75	$ 15.65	$ 15.46	$ 14.62	$ 14.20
Total Return A, B	(34.15)%	8.72%	11.50%	5.53%	5.15%
Ratios to Average Net Assets D, G
Expenses before reductions	.81%	.82%	.87%	.83%	.82%
Expenses net of fee waivers, if any	.81%	.82%	.87%	.83%	.82%
Expenses net of all reductions	.80%	.82%	.84%	.80%	.82%
Net investment income (loss)	2.09%	2.00%	1.94%	1.95%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,009	$ 120,116	$ 56,139	$ 40,716	$ 37,020
Portfolio turnover rate E	64%	41%	55%	140%	74%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797981.105 VBAL-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Dynamic Capital Appreciation Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Dynamic Capital Appreciation - Initial Class
Calendar Years

2001

2002

2003

2004

2005

2006

2007

2008

	-28.32%	-7.21%	25.49%	1.41%	21.14%	13.97%	7.12%	-41.23%


During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:

Returns

Quarter ended

Highest Quarter Return	21.27%	December 31, 2001
Lowest Quarter Return	-29.02%	March 31, 2001
Year-to-Date Return	-8.33%	March 31, 2009

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Life of classA

VIP Dynamic Capital Appreciation
Initial Class	-41.23%	-2.49%	-5.49%
Service Class	-41.30%	-2.60%	-5.60%
Service Class 2	-41.35%	-2.73%	-5.74%
S&P 500® Index	-37.00%	-2.19%	-3.77%

A From September 25, 2000.

Prospectus

Fund Summary - continued

Standard & Poor's 500 IndexSM (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.28%	0.28%	0.31%
Total annual class operating expensesA	0.84%	0.94%	1.12%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Dynamic Capital Appreciation	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:


Initial Class

Service Class

Service Class 2

1 year	$ 86	$ 96	$ 114
3 years	$ 268	$ 300	$ 356
5 years	$ 466	$ 520	$ 617
10 years	$ 1,037	$ 1,155	$ 1,363

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Prospectus

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Shiel.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2008, was 0.56% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

Prospectus

Fund Services - continued

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2008, approximately 73.07% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Dynamic Capital Appreciation Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.61	$ 8.71	$ 7.19	$ 7.09
Income from Investment Operations
Net investment income (loss) C	.03	.04	.04	.02 F	(.03) G
Net realized and unrealized gain (loss)	(3.78)	.65	1.17	1.50	.13
Total from investment operations	(3.75)	.69	1.21	1.52	.10
Distributions from net investment income	(.05)	(.04)	(.05)	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-
Total distributions	(.10)	(1.17)	(.31)	-	-
Net asset value, end of period	$ 5.28	$ 9.13	$ 9.61	$ 8.71	$ 7.19
Total Return A, B	(41.23)%	7.12%	13.97%	21.14%	1.41%
Ratios to Average Net Assets D, H
Expenses before reductions	.84%	.77%	.78%	.88%	.98%
Expenses net of fee waivers, if any	.84%	.77%	.78%	.85%	.98%
Expenses net of all reductions	.84%	.76%	.77%	.76%	.91%
Net investment income (loss)	.42%	.37%	.48%	.21% F	(.48)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,794	$ 42,887	$ 59,549	$ 57,609	$ 19,486
Portfolio turnover rate E	161%	138%	161%	201%	226%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..07%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Dynamic Capital Appreciation Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.07	$ 9.56	$ 8.65	$ 7.15	$ 7.06
Income from Investment Operations
Net investment income (loss) C	.02	.03	.04	.01 F	(.04) G
Net realized and unrealized gain (loss)	(3.75)	.64	1.17	1.49	.13
Total from investment operations	(3.73)	.67	1.21	1.50	.09
Distributions from net investment income	(.04)	(.03)	(.04)	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-
Total distributions	(.09)	(1.16)	(.30)	-	-
Net asset value, end of period	$ 5.25	$ 9.07	$ 9.56	$ 8.65	$ 7.15
Total Return A, B	(41.30)%	6.93%	13.99%	20.98%	1.27%
Ratios to Average Net Assets D, H
Expenses before reductions	.94%	.86%	.88%	.99%	1.07%
Expenses net of fee waivers, if any	.94%	.86%	.88%	.96%	1.07%
Expenses net of all reductions	.93%	.86%	.87%	.88%	1.00%
Net investment income (loss)	.32%	.28%	.38%	.11% F	(.57)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 666	$ 910	$ 879	$ 644
Portfolio turnover rate E	161%	138%	161%	201%	226%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Dynamic Capital Appreciation Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 9.48	$ 8.58	$ 7.11	$ 7.02
Income from Investment Operations
Net investment income (loss) C	.01	.01	.02	- F, I	(.05) G
Net realized and unrealized gain (loss)	(3.70)	.63	1.16	1.47	.14
Total from investment operations	(3.69)	.64	1.18	1.47	.09
Distributions from net investment income	(.04)	(.01)	(.02)	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-
Total distributions	(.09)	(1.14)	(.28)	-	-
Net asset value, end of period	$ 5.20	$ 8.98	$ 9.48	$ 8.58	$ 7.11
Total Return A, B	(41.35)%	6.73%	13.81%	20.68%	1.28%
Ratios to Average Net Assets D, H
Expenses before reductions	1.12%	1.04%	1.05%	1.18%	1.26%
Expenses net of fee waivers, if any	1.10%	1.04%	1.05%	1.11%	1.25%
Expenses net of all reductions	1.09%	1.03%	1.04%	1.03%	1.17%
Net investment income (loss)	.16%	.10%	.21%	(.04)% F	(.74)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,801	$ 22,687	$ 23,720	$ 18,208	$ 12,928
Portfolio turnover rate E	161%	138%	161%	201%	226%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797985.105 VDCAP-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Growth & Income Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Growth & Income - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%	13.18%	12.12%	-41.70%


During the periods shown in the chart for Initial Class of VIP Growth & Income:

Returns

Quarter ended

Highest Quarter Return	13.79%	June 30, 2003
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	-8.14%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of class

VIP Growth & Income
Initial Class	-41.70%	-3.37%	-1.79%
Service Class	-41.77%	-3.47%	-1.89%
Service Class 2	-41.90%	-3.63%	-3.01%A
S&P 500®	-37.00%	-2.19%	-1.38%

A From January 12, 2000.

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)


Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.13%	0.13%	0.13%
Total annual class operating expensesA	0.59%	0.69%	0.84%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Growth & Income	0.75%	2/1/05	0.85%	2/1/05	1.00%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 60	$ 70	$ 86
3 years	$ 189	$ 221	$ 268
5 years	$ 329	$ 384	$ 466
10 years	$ 738	$ 859	$ 1,037

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

Shareholder Information - continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

James Catudal is manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Catudal.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 2008, was 0.46% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

Prospectus

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class's Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Growth & Income Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.75	$ 13.91	$ 13.26
Income from Investment Operations
Net investment income (loss) C	.15	.14	.15	.13	.21 F
Net realized and unrealized gain (loss)	(6.71)	1.73	1.74	.92	.56
Total from investment operations	(6.56)	1.87	1.89	1.05	.77
Distributions from net investment income	(.16)	(.31)	(.14)	(.21)	(.12)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-
Total distributions	(1.66)	(.98) H	(.52)	(.21)	(.12)
Net asset value, end of period	$ 8.79	$ 17.01	$ 16.12	$ 14.75	$ 13.91
Total Return A,B	(41.70)%	12.12%	13.18%	7.63%	5.80%
Ratios to Average Net Assets D,G
Expenses before reductions	.59%	.58%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.59%	.58%	.60%	.59%	.60%
Expenses net of all reductions	.59%	.58%	.59%	.54%	.60%
Net investment income (loss)	1.15%	.88%	.98%	.97%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,729	$ 446,465	$ 465,375	$ 606,102	$ 704,460
Portfolio turnover rate E	123%	85%	109%	206%	23%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 16.01	$ 14.66	$ 13.83	$ 13.18
Income from Investment Operations
Net investment income (loss) C	.14	.13	.13	.12	.19 F
Net realized and unrealized gain (loss)	(6.66)	1.71	1.72	.91	.57
Total from investment operations	(6.52)	1.84	1.85	1.03	.76
Distributions from net investment income	(.15)	(.28)	(.12)	(.20)	(.11)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-
Total distributions	(1.65)	(.95) H	(.50)	(.20)	(.11)
Net asset value, end of period	$ 8.73	$ 16.90	$ 16.01	$ 14.66	$ 13.83
Total Return A,B	(41.77)%	12.00%	13.01%	7.53%	5.75%
Ratios to Average Net Assets D,G
Expenses before reductions	.69%	.68%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.69%	.68%	.70%	.69%	.70%
Expenses net of all reductions	.69%	.68%	.69%	.64%	.70%
Net investment income (loss)	1.06%	.78%	.88%	.87%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,731	$ 371,692	$ 375,775	$ 384,527	$ 401,392
Portfolio turnover rate E	123%	85%	109%	206%	23%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

Prospectus

VIP Growth & Income Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 15.86	$ 14.53	$ 13.71	$ 13.09
Income from Investment Operations
Net investment income (loss) C	.12	.10	.11	.10	.17 F
Net realized and unrealized gain (loss)	(6.60)	1.70	1.71	.90	.55
Total from investment operations	(6.48)	1.80	1.82	1.00	.72
Distributions from net investment income	(.13)	(.23)	(.11)	(.18)	(.10)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-
Total distributions	(1.63)	(.90) H	(.49)	(.18)	(.10)
Net asset value, end of period	$ 8.65	$ 16.76	$ 15.86	$ 14.53	$ 13.71
Total Return A,B	(41.90)%	11.86%	12.86%	7.40%	5.52%
Ratios to Average Net Assets D,G
Expenses before reductions	.84%	.83%	.85%	.84%	.85%
Expenses net of fee waivers, if any	.84%	.83%	.85%	.84%	.85%
Expenses net of all reductions	.84%	.83%	.84%	.79%	.85%
Net investment income (loss)	.91%	.63%	.73%	.70%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,980	$ 628,130	$ 645,360	$ 596,787	$ 525,504
Portfolio turnover rate E	123%	85%	109%	206%	23%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797991.105 VGI-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Growth Opportunities

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Each class of the fund also compares its performance to the performance of a combination of market indexes over various periods of time. Prior to February 1, 2007, VIP Growth Opportunities operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Growth Opportunities - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%	5.46%	23.18%	-55.02%

During the periods shown in the chart for Initial Class of VIP Growth Opportunities:

Returns

Quarter ended

Highest Quarter Return	15.20%	June 30, 2003
Lowest Quarter Return	-34.08%	September 30, 2008
Year-to-Date Return	-0.70%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of class

VIP Growth Opportunities
Initial Class	-55.02%	-7.37%	-6.47%
Service Class	-55.06%	-7.46%	-6.56%
Service Class 2	-55.12%	-7.61%	-7.67%A
Russell 1000® Growth Index	-38.44%	-3.42%	-4.27%
VIP Growth Opportunities Portfolio Linked Index	-38.44%	-1.70%	-1.14%

A From January 12, 2000.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

VIP Growth Opportunities Portfolio Linked Index represents the performance of the Standard & Poor's 500SM Index (S&P 500®), prior to February 1, 2007, when the fund operated under certain different investment policies, and the Russell 1000 Growth Index, described above, beginning February 1, 2007. S&P 500 is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.15%	0.15%	0.16%
Total annual class operating expensesA	0.71%	0.81%	0.97%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Growth Opportunities	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 73	$ 83	$ 99
3 years	$ 227	$ 259	$ 309
5 years	$ 395	$ 450	$ 536
10 years	$ 883	$ 1,002	$ 1,190

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

Shareholder Information - continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of  December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Steve Wymer is manager of VIP Growth Opportunities Portfolio, which he has managed since January 2009. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Wymer.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2008, was 0.56% of the fund's average net assets.

FMR pays FMRC and FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

Prospectus

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 18.16	$ 17.34	$ 16.07	$ 15.07
Income from Investment Operations
Net investment income (loss)C	.07	(.01)	.02 F	.10	.14 G
Net realized and unrealized gain (loss)	(12.38)	4.22	.92	1.32	.94
Total from investment operations	(12.31)	4.21	.94	1.42	1.08
Distributions from net investment income	(.07)	-	(.12)	(.15)	(.08)
Net asset value, end of period	$ 9.99	$ 22.37	$ 18.16	$ 17.34	$ 16.07
Total Return A,B	(55.02)%	23.18%	5.46%	8.89%	7.19%
Ratios to Average Net Assets D,H
Expenses before reductions	.71%	.68%	.72%	.70%	.72%
Expenses net of fee waivers, if any	.71%	.68%	.72%	.70%	.72%
Expenses net of all reductions	.71%	.68%	.67%	.65%	.70%
Net investment income (loss)	.42%	(.05)%	.10% F	.65%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,057	$ 321,507	$ 310,736	$ 400,644	$ 459,975
Portfolio turnover rate E	148%	100%	128%	123%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Opportunities Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.32	$ 18.14	$ 17.33	$ 16.05	$ 15.06
Income from Investment Operations
Net investment income (loss) C	.05	(.03)	- F,I	.09	.12 G
Net realized and unrealized gain (loss)	(12.34)	4.21	.91	1.32	.94
Total from investment operations	(12.29)	4.18	.91	1.41	1.06
Distributions from net investment income	(.06)	-	(.10)	(.13)	(.07)
Net asset value, end of period	$ 9.97	$ 22.32	$ 18.14	$ 17.33	$ 16.05
Total Return A,B	(55.06)%	23.04%	5.30%	8.86%	7.06%
Ratios to Average Net Assets D,H
Expenses before reductions	.81%	.78%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.81%	.78%	.82%	.80%	.82%
Expenses net of all reductions	.81%	.78%	.78%	.75%	.80%
Net investment income (loss)	.32%	(.15)%	-% F	.54%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,076	$ 231,249	$ 176,556	$ 200,798	$ 212,890
Portfolio turnover rate E	148%	100%	128%	123%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Prospectus

VIP Growth Opportunities Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 18.03	$ 17.23	$ 15.96	$ 14.98
Income from Investment Operations
Net investment income (loss) C	.03	(.06)	(.03) F	.06	.10 G
Net realized and unrealized gain (loss)	(12.24)	4.18	.91	1.32	.93
Total from investment operations	(12.21)	4.12	.88	1.38	1.03
Distributions from net investment income	(.02)	-	(.08)	(.11)	(.05)
Net asset value, end of period	$ 9.92	$ 22.15	$ 18.03	$ 17.23	$ 15.96
Total Return A,B	(55.12)%	22.85%	5.12%	8.68%	6.89%
Ratios to Average Net Assets D,H
Expenses before reductions	.97%	.94%	.99%	.96%	.98%
Expenses net of fee waivers, if any	.97%	.94%	.99%	.96%	.98%
Expenses net of all reductions	.97%	.94%	.94%	.92%	.96%
Net investment income (loss)	.16%	(.31)%	(.17)% F	.38%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,622	$ 88,013	$ 60,690	$ 60,406	$ 60,938
Portfolio turnover rate E	148%	100%	128%	123%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797993.105 VGO-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Growth Strategies Portfolio (formerly Aggressive Growth Portfolio)

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies Fidelity Management & Research Company (FMR) believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Growth Strategies - Initial Class
Calendar Years

2001

2002

2003

2004

2005

2006

2007

2008

	-17.89%	-26.40%	30.58%	10.25%	8.11%	8.53%	17.52%	-48.77%


During the periods shown in the chart for Initial Class of VIP Growth Strategies:

Returns

Quarter ended

Highest Quarter Return	25.00%	June 30, 2001
Lowest Quarter Return	-26.70%	September 30, 2001
Year-to-Date Return	-1.94%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Life of classA

VIP Growth Strategies
Initial Class	-48.77%	-4.88%	-5.87%
Service Class	-48.87%	-4.96%	-5.89%
Service Class 2	-48.90%	-5.12%	-6.12%
Russell Midcap® Growth Index	-44.32%	-2.33%	-3.78%

A From December 27, 2000.

Russell Midcap® Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000® Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.53%	0.50%	0.49%
Total annual class operating expensesA	1.14%	1.21%	1.35%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Growth Strategies	0.90%	2/1/05	1.00%	2/1/05	1.15%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 116	$ 123	$ 137
3 years	$ 362	$ 384	$ 428
5 years	$ 628	$ 665	$ 739
10 years	$ 1,386	$ 1,466	$ 1,624

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth Strategies Portfolio seeks capital appreciation.

Prospectus

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Steven Calhoun is manager of VIP Growth Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Calhoun.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.35%.

The total management fee for the fiscal year ended December 31, 2008, was 0.61% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

Prospectus

Fund Services - continued

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 65.39% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Growth Strategies Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.44	$ 9.15	$ 8.71	$ 7.90
Income from Investment Operations
Net investment income (loss) C	(.02)	(.05)	(.02) F	(.02) G	(.04)
Net realized and unrealized gain (loss)	(4.89)	1.70	.80	.73	.85
Total from investment operations	(4.91)	1.65	.78	.71	.81
Distributions from net realized gain	(.02)	(1.00)	(.49)	(.27)	-
Net asset value, end of period	$ 5.16	$ 10.09	$ 9.44	$ 9.15	$ 8.71
Total Return A, B	(48.77)%	17.52%	8.53%	8.11%	10.25%
Ratios to Average Net Assets D, H
Expenses before reductions	1.14%	1.07%	1.21%	1.28%	1.64%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	1.00%
Expenses net of all reductions	.89%	.89%	.89%	.82%	.96%
Net investment income (loss)	(.30)%	(.46)%	(.18)% F	(.21)% G	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,734	$ 16,005	$ 6,434	$ 6,168	$ 1,031
Portfolio turnover rate E	292%	190%	200%	242%	91%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth Strategies Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.45	$ 9.16	$ 8.73	$ 7.92
Income from Investment Operations
Net investment income (loss) C	(.03)	(.06)	(.03) F	(.03) G	(.05)
Net realized and unrealized gain (loss)	(4.90)	1.71	.80	.73	.86
Total from investment operations	(4.93)	1.65	.77	.70	.81
Distributions from net realized gain	(.02)	(.99)	(.48)	(.27)	-
Net asset value, end of period	$ 5.16	$ 10.11	$ 9.45	$ 9.16	$ 8.73
Total Return A, B	(48.87)%	17.51%	8.42%	7.98%	10.23%
Ratios to Average Net Assets D, H
Expenses before reductions	1.21%	1.14%	1.27%	1.44%	1.74%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of all reductions	.99%	.99%	.99%	.93%	1.07%
Net investment income (loss)	(.40)%	(.56)%	(.28)% F	(.32)% G	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 446	$ 1,297	$ 1,106	$ 1,135	$ 1,059
Portfolio turnover rate E	292%	190%	200%	242%	91%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Strategies Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.29	$ 9.01	$ 8.61	$ 7.83
Income from Investment Operations
Net investment income (loss) C	(.04)	(.07)	(.04) F	(.04) G	(.06)
Net realized and unrealized gain (loss)	(4.80)	1.67	.79	.71	.84
Total from investment operations	(4.84)	1.60	.75	.67	.78
Distributions from net realized gain	(.02)	(.97)	(.47)	(.27)	-
Net asset value, end of period	$ 5.06	$ 9.92	$ 9.29	$ 9.01	$ 8.61
Total Return A, B	(48.90)%	17.32%	8.29%	7.74%	9.96%
Ratios to Average Net Assets D, H
Expenses before reductions	1.35%	1.30%	1.44%	1.60%	1.92%
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.16%	1.25%
Expenses net of all reductions	1.14%	1.14%	1.14%	1.08%	1.21%
Net investment income (loss)	(.55)%	(.72)%	(.43)% F	(.47)% G	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,469	$ 13,622	$ 10,692	$ 10,222	$ 9,113
Portfolio turnover rate E	292%	190%	200%	242%	91%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.797975.105 VAG-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Mid Cap Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Mid Cap - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%	12.70%	15.63%	-39.44%


During the periods shown in the chart for Initial Class of VIP Mid Cap:

Returns

Quarter ended

Highest Quarter Return	32.12%	December 31, 1999
Lowest Quarter Return	-23.63%	December 31, 2008
Year-to-Date Return	-4.00%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of class

VIP Mid Cap
Initial Class	-39.44%	3.12%	10.89%
Service Class	-39.51%	3.01%	10.78%
Service Class 2	-39.61%	2.86%	7.39%A
S&P MidCap 400 Index	-36.23%	-0.08%	4.46%

A From January 12, 2000.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.12%	0.12%	0.12%
Total annual class operating expensesA	0.68%	0.78%	0.93%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Mid Cap	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Mid Cap Portfolio seeks long-term growth of capital.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Tom Allen is manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Allen.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2008, was 0.56% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 34.77	$ 35.11	$ 30.18	$ 24.16
Income from Investment Operations
Net investment income (loss) C	.14	.21	.19	.16 F	.01
Net realized and unrealized gain (loss)	(12.75)	4.80	3.93	5.28	6.01
Total from investment operations	(12.61)	5.01	4.12	5.44	6.02
Distributions from net investment income	(.13)	(.33)	(.13)	-	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(5.12)	(3.62)	(4.46)	(.51)	-
Net asset value, end of period	$ 18.43	$ 36.16	$ 34.77	$ 35.11	$ 30.18
Total Return A,B	(39.44)%	15.63%	12.70%	18.30%	24.92%
Ratios to Average Net Assets D,G
Expenses before reductions	.68%	.67%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.68%	.67%	.68%	.69%	.71%
Expenses net of all reductions	.67%	.66%	.66%	.64%	.68%
Net investment income (loss)	.55%	.59%	.58%	.50% F	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 809,243	$ 1,532,407	$ 1,352,385	$ 1,276,302	$ 979,533
Portfolio turnover rate E	145%	113%	149%	107%	55%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Mid Cap Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 35.98	$ 34.59	$ 34.95	$ 30.07	$ 24.10
Income from Investment Operations
Net investment income (loss)C	.12	.17	.16	.12 F	(.02)
Net realized and unrealized gain (loss)	(12.68)	4.77	3.91	5.27	5.99
Total from investment operations	(12.56)	4.94	4.07	5.39	5.97
Distributions from net investment income	(.10)	(.26)	(.10)	-	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(5.09)	(3.55)	(4.43)	(.51)	-
Net asset value, end of period	$ 18.33	$ 35.98	$ 34.59	$ 34.95	$ 30.07
Total Return A,B	(39.51)%	15.49%	12.59%	18.20%	24.77%
Ratios to Average Net Assets D,G
Expenses before reductions	.78%	.76%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.78%	.76%	.78%	.79%	.81%
Expenses net of all reductions	.77%	.75%	.76%	.74%	.78%
Net investment income (loss)	.45%	.49%	.48%	.40% F	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 573,499	$ 1,138,873	$ 1,091,396	$ 990,561	$ 819,412
Portfolio turnover rate E	145%	113%	149%	107%	55%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Mid Cap Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 35.63	$ 34.25	$ 34.67	$ 29.88	$ 23.98
Income from Investment Operations
Net investment income (loss) C	.08	.12	.11	.08 F	(.06)
Net realized and unrealized gain (loss)	(12.53)	4.73	3.87	5.22	5.96
Total from investment operations	(12.45)	4.85	3.98	5.30	5.90
Distributions from net investment income	(.07)	(.18)	(.07)	-	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(5.06)	(3.47)	(4.40)	(.51)	-
Net asset value, end of period	$ 18.12	$ 35.63	$ 34.25	$ 34.67	$ 29.88
Total Return A,B	(39.61)%	15.34%	12.40%	18.02%	24.60%
Ratios to Average Net Assets D,G
Expenses before reductions	.93%	.91%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.93%	.91%	.93%	.94%	.96%
Expenses net of all reductions	.92%	.90%	.91%	.89%	.93%
Net investment income (loss)	.30%	.34%	.33%	.26% F	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,721,868	$ 5,939,927	$ 4,701,583	$ 3,542,952	$ 2,201,298
Portfolio turnover rate E	145%	113%	149%	107%	55%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.798001.105 VMC-pro-0409

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Value Strategies Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class and compares each class's performance to the performance of a market index over various periods of time. Returns for each class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for each class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Value Strategies - Initial Class
Calendar Years

2003

2004

2005

2006

2007

2008

	57.91%	14.13%	2.66%	16.33%	5.64%	-51.12%


During the periods shown in the chart for Initial Class of VIP Value Strategies:

Returns

Quarter ended

Highest Quarter Return	29.48%	June 30, 2003
Lowest Quarter Return	-33.87%	December 31, 2008
Year-to-Date Return	-11.73%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Life of classA

VIP Value Strategies
Initial Class	-51.12%	-6.78%	-1.86%
Service Class	-51.17%	-6.88%	-1.96%
Service Class 2	-51.28%	-7.02%	-2.02%
Russell Midcap® Value Index	-38.44%	0.33%	3.47%

A From February 20, 2002.

Russell Midcap® Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000® Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Service Class

Service Class 2

Sales charge (load) on purchases and reinvested distributions	Not Applicable	Not Applicable	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable	Not Applicable	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

Service Class

Service Class 2

Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.18%	0.17%	0.18%
Total annual class operating expensesA	0.74%	0.83%	0.99%

A FMR has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

Service Class

Effective Date

Service Class 2

Effective Date

VIP Value Strategies	0.85%	2/1/05	0.95%	2/1/05	1.10%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that the fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 76	$ 85	$ 101
3 years	$ 237	$ 265	$ 315
5 years	$ 411	$ 460	$ 547
10 years	$ 918	$ 1,025	$ 1,213

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Value Strategies Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Basics - continued

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing each class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

Prospectus

Shareholder Information - continued

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of each class is the class's NAV. Each class's shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of each class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Matthew Friedman is manager of VIP Value Strategies Portfolio, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. He is also a member of FMR's Multi-Manager Group.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Friedman.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2008, was 0.56% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

Prospectus

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 28.12% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes each class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  distribution and/or service (12b-1) fees
  payments for additional distribution-related activities and/or shareholder services payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of these 12b-1 (service) fees to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

If payments made by FMR to FDC or to intermediaries under the Initial Class Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

Any fees paid out of Service Class's or Service Class 2's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

In addition, each Service Class and Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Value Strategies Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.47	$ 14.01	$ 14.13	$ 12.41
Income from Investment Operations
Net investment income (loss) C	.07	.06	.09	.07	.01
Net realized and unrealized gain (loss)	(5.52)	.71	1.89	.28	1.74
Total from investment operations	(5.45)	.77	1.98	.35	1.75
Distributions from net investment income	(.07)	(.15)	(.08)	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.47)	(.03)
Total distributions	(2.19) G	(1.67)	(2.52)	(.47)	(.03)
Net asset value, end of period	$ 4.93	$ 12.57	$ 13.47	$ 14.01	$ 14.13
Total Return A, B	(51.12)%	5.64%	16.33%	2.66%	14.13%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.70%	.73%	.72%	.71%
Expenses net of fee waivers, if any	.74%	.70%	.73%	.72%	.71%
Expenses net of all reductions	.74%	.70%	.72%	.66%	.70%
Net investment income (loss)	.90%	.46%	.69%	.54%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,414	$ 131,665	$ 130,035	$ 144,685	$ 229,764
Portfolio turnover rate E	138%	197%	183%	109%	41%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Prospectus

Appendix - continued

VIP Value Strategies Portfolio - Service Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 13.42	$ 13.97	$ 14.09	$ 12.39
Income from Investment Operations
Net investment income (loss) C	.07	.05	.07	.06	-G
Net realized and unrealized gain (loss)	(5.51)	.71	1.89	.27	1.73
Total from investment operations	(5.44)	.76	1.96	.33	1.73
Distributions from net investment income	(.06)	(.12)	(.07)	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.45)	(.03)
Total distributions	(2.18) H	(1.64)	(2.51)	(.45)	(.03)
Net asset value, end of period	$ 4.92	$ 12.54	$ 13.42	$ 13.97	$ 14.09
Total Return A, B	(51.17)%	5.60%	16.20%	2.55%	13.99%
Ratios to Average Net Assets D, F
Expenses before reductions	.83%	.80%	.83%	.82%	.81%
Expenses net of fee waivers, if any	.83%	.80%	.83%	.82%	.81%
Expenses net of all reductions	.83%	.79%	.82%	.76%	.80%
Net investment income (loss)	.80%	.36%	.59%	.44%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,294	$ 63,242	$ 66,109	$ 74,698	$ 98,542
Portfolio turnover rate E	138%	197%	183%	109%	41%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $2.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $2.125 per share.

Prospectus

VIP Value Strategies Portfolio - Service Class 2

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.49	$ 14.02	$ 14.14	$ 12.45
Income from Investment Operations
Net investment income (loss) C	.05	.03	.05	.04	(.02)
Net realized and unrealized gain (loss)	(5.54)	.70	1.91	.28	1.74
Total from investment operations	(5.49)	.73	1.96	.32	1.72
Distributions from net investment income	(.05)	(.08)	(.05)	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.44)	(.03)
Total distributions	(2.17) G	(1.60)	(2.49)	(.44)	(.03)
Net asset value, end of period	$ 4.96	$ 12.62	$ 13.49	$ 14.02	$ 14.14
Total Return A, B	(51.28)%	5.36%	16.09%	2.43%	13.84%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	.95%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.99%	.95%	.98%	.97%	.97%
Expenses net of all reductions	.98%	.95%	.97%	.91%	.95%
Net investment income (loss)	.65%	.21%	.43%	.29%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,974	$ 216,166	$ 215,401	$ 191,845	$ 206,828
Portfolio turnover rate E	138%	197%	183%	109%	41%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.798009.105 VVS-pro-0409

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Initial Class

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

Growth Strategies Portfolio
(formerly Aggressive Growth Portfolio)

High Income Portfolio

Index 500 Portfolio

Mid Cap Portfolio

Real Estate Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Standard & Poor's 500SM Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.
  Engaging in transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors, using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.


When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies FMR believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Lending securities to earn income for the fund.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.


When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Initial Class, and compares the performance of Initial Class to the performance of a market index over various periods of time, and compares the performance of Initial Class of VIP Balanced, VIP Disciplined Small Cap, VIP Equity-Income, VIP High Income, VIP Index 500, and VIP Real Estate to an average of the performance of similar funds over various periods of time. Initial Class of VIP Balanced and VIP Growth Opportunities also compares its performance to the performance of a combination of market indexes over various periods of time. Initial Class of VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Prior to February 1, 2007, VIP Growth Opportunities operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Year-by-Year Returns

VIP Balanced - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	4.55%	-4.30%	-1.58%	-8.72%	17.72%	5.47%	5.77%	11.78%	8.98%	-33.96%


During the periods shown in the chart for Initial Class of VIP Balanced:

Returns

Quarter ended

Highest Quarter Return	9.82%	June 30, 2003
Lowest Quarter Return	-18.58%	December 31, 2008
Year-to-Date Return	-4.97%	March 31, 2009
VIP Contrafund - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	24.25%	-6.58%	-12.28%	-9.35%	28.46%	15.48%	16.94%	11.72%	17.59%	-42.51%


During the periods shown in the chart for Initial Class of VIP Contrafund:

Returns

Quarter ended

Highest Quarter Return	17.35%	December 31, 1999
Lowest Quarter Return	-23.07%	December 31, 2008
Year-to-Date Return	-8.55%	March 31, 2009
VIP Disciplined Small Cap - Initial Class
Calendar Years

2006

2007

2008

	16.51%	-2.33%	-33.72%


During the periods shown in the chart for Initial Class of VIP Disciplined Small Cap:

Returns

Quarter ended

Highest Quarter Return	14.44%	March 31, 2006
Lowest Quarter Return	-24.69%	December 31, 2008
Year-to-Date Return	-15.03%	March 31, 2009
VIP Dynamic Capital Appreciation - Initial Class
Calendar Years

2001

2002

2003

2004

2005

2006

2007

2008

	-28.32%	-7.21%	25.49%	1.41%	21.14%	13.97%	7.12%	-41.23%


During the periods shown in the chart for Initial Class of VIP Dynamic Capital Appreciation:

Returns

Quarter ended

Highest Quarter Return	21.27%	December 31, 2001
Lowest Quarter Return	-29.02%	March 31, 2001
Year-to-Date Return	-8.33%	March 31, 2009
VIP Equity-Income - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	6.33%	8.42%	-4.96%	-16.95%	30.33%	11.53%	5.87%	20.19%	1.53%	-42.65%


During the periods shown in the chart for Initial Class of VIP Equity-Income:

Returns

Quarter ended

Highest Quarter Return	18.12%	June 30, 2003
Lowest Quarter Return	-24.36%	December 31, 2008
Year-to-Date Return	-13.23%	March 31, 2009
VIP Growth - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	37.44%	-10.96%	-17.67%	-30.10%	32.85%	3.38%	5.80%	6.85%	26.96%	-47.17%


During the periods shown in the chart for Initial Class of VIP Growth:

Returns

Quarter ended

Highest Quarter Return	23.52%	December 31, 1999
Lowest Quarter Return	-26.99%	December 31, 2008
Year-to-Date Return	-7.71%	March 31, 2009
VIP Growth & Income - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	9.17%	-3.62%	-8.75%	-16.61%	23.77%	5.80%	7.63%	13.18%	12.12%	-41.70%


During the periods shown in the chart for Initial Class of VIP Growth & Income:

Returns

Quarter ended

Highest Quarter Return	13.79%	June 30, 2003
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	-8.14%	March 31, 2009
VIP Growth Opportunities - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	4.27%	-17.07%	-14.42%	-21.84%	29.87%	7.19%	8.89%	5.46%	23.18%	-55.02%


During the periods shown in the chart for Initial Class of VIP Growth Opportunities:

Returns

Quarter ended

Highest Quarter Return	15.20%	June 30, 2003
Lowest Quarter Return	-34.08%	September 30, 2008
Year-to-Date Return	-0.70%	March 31, 2009
VIP Growth Stock - Initial Class
Calendar Years

2003

2004

2005

2006

2007

2008

	29.05%	2.31%	7.57%	1.12%	22.67%	-44.67%


During the periods shown in the chart for Initial Class of VIP Growth Stock:

Returns

Quarter ended

Highest Quarter Return	14.24%	June 30, 2003
Lowest Quarter Return	-24.06%	December 31, 2008
Year-to-Date Return	-3.52%	March 31, 2009
VIP Growth Strategies - Initial Class
Calendar Years

2001

2002

2003

2004

2005

2006

2007

2008

	-17.89%	-26.40%	30.58%	10.25%	8.11%	8.53%	17.52%	-48.77%


During the periods shown in the chart for Initial Class of VIP Growth Strategies:

Returns

Quarter ended

Highest Quarter Return	25.00%	June 30, 2001
Lowest Quarter Return	-26.70%	September 30, 2001
Year-to-Date Return	-1.94%	March 31, 2009
VIP High Income - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	8.25%	-22.54%	-11.73%	3.44%	27.26%	9.59%	2.70%	11.24%	2.79%	-24.98%


During the periods shown in the chart for Initial Class of VIP High Income:

Returns

Quarter ended

Highest Quarter Return	10.15%	June 30, 2003
Lowest Quarter Return	-19.61%	December 31, 2008
Year-to-Date Return	6.69%	March 31, 2009
VIP Index 500 - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	20.52%	-9.30%	-12.09%	-22.25%	28.41%	10.62%	4.82%	15.73%	5.45%	-37.00%


During the periods shown in the chart for Initial Class of VIP Index 500:

Returns

Quarter ended

Highest Quarter Return	15.38%	June 30, 2003
Lowest Quarter Return	-21.91%	December 31, 2008
Year-to-Date Return	-10.96%	March 31, 2009
VIP Mid Cap - Initial Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

	49.04%	33.78%	-3.26%	-9.82%	38.64%	24.92%	18.30%	12.70%	15.63%	-39.44%


During the periods shown in the chart for Initial Class of VIP Mid Cap:

Returns

Quarter ended

Highest Quarter Return	32.12%	December 31, 1999
Lowest Quarter Return	-23.63%	December 31, 2008
Year-to-Date Return	-4.00%	March 31, 2009
VIP Real Estate - Initial Class
Calendar Years

2003

2004

2005

2006

2007

2008

	33.21%	34.14%	15.12%	36.71%	-17.72%	-39.87%


During the periods shown in the chart for Initial Class of VIP Real Estate:

Returns

Quarter ended

Highest Quarter Return	16.67%	December 31, 2004
Lowest Quarter Return	-39.65%	December 31, 2008
Year-to-Date Return	-33.58%	March 31, 2009
VIP Value - Initial Class
Calendar Years

2002

2003

2004

2005

2006

2007

2008

	-15.66%	34.16%	11.24%	6.09%	14.75%	2.02%	-46.50%


During the periods shown in the chart for Initial Class of VIP Value:

Returns

Quarter ended

Highest Quarter Return	20.59%	June 30, 2003
Lowest Quarter Return	-31.71%	December 31, 2008
Year-to-Date Return	-14.17%	March 31, 2009
VIP Value Leaders - Initial Class
Calendar Years

2004

2005

2006

2007

2008

	15.15%	10.18%	15.18%	4.56%	-44.61%


During the periods shown in the chart for Initial Class of VIP Value Leaders:

Returns

Quarter ended

Highest Quarter Return	10.37%	December 31, 2004
Lowest Quarter Return	-25.05%	December 31, 2008
Year-to-Date Return	-13.76%	March 31, 2009
VIP Value Strategies - Initial Class
Calendar Years

2003

2004

2005

2006

2007

2008

	57.91%	14.13%	2.66%	16.33%	5.64%	-51.12%


During the periods shown in the chart for Initial Class of VIP Value Strategies:

Returns

Quarter ended

Highest Quarter Return	29.48%	June 30, 2003
Lowest Quarter Return	-33.87%	December 31, 2008
Year-to-Date Return	-11.73%	March 31, 2009

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years/Life of class

VIP Balanced
Initial Class	-33.96%	-2.14%	-0.52%
S&P 500 Index	-37.00%	-2.19%	-1.38%
Fidelity Balanced 60/40 Composite Index	-22.06%	0.71%	1.69%
LipperSM Variable Annuity Balanced Funds Average	-27.74%	-0.48%	1.20%
VIP Contrafund
Initial Class	-42.51%	0.39%	1.92%
S&P 500 Index	-37.00%	-2.19%	-1.38%
VIP Disciplined Small Cap
Initial Class	-33.72%	--	-9.11%A
Russell 2000 Index	-33.79%	--	-8.38%A
Lipper Variable Annuity Small-Cap Funds Average	-37.17%	--	--
VIP Dynamic Capital Appreciation
Initial Class	-41.23%	-2.49%	-5.49%B
S&P 500 Index	-37.00%	-2.19%	-3.77%B
VIP Equity-Income
Initial Class	-42.65%	-3.74%	-0.20%
Russell 3000® Value Index	-36.25%	-0.72%	1.69%
Lipper Variable Annuity Equity Income Objective Funds Average	-35.77%	-1.18%	0.99%
VIP Growth
Initial Class	-47.17%	-4.75%	-3.05%
Russell 3000 Growth Index	-38.44%	-3.33%	-4.01%
VIP Growth & Income
Initial Class	-41.70%	-3.37%	-1.79%
S&P 500 Index	-37.00%	-2.19%	-1.38%
VIP Growth Opportunities
Initial Class	-55.02%	-7.37%	-6.47%
Russell 1000® Growth Index	-38.44%	-3.42%	-4.27%
VIP Growth Opportunities Portfolio Linked Index	-38.44%	-1.70%	-1.14%
VIP Growth Stock
Initial Class	-44.67%	-5.46%	-0.95%C
Russell 1000 Growth Index	-38.44%	-3.42%	0.80%C
VIP Growth Strategies
Initial Class	-48.77%	-4.88%	-5.87%D
Russell Midcap Growth Index	-44.32%	-2.33%	-3.78%D
VIP High Income
Initial Class	-24.98%	-0.70%	-0.61%
Merrill Lynch® U.S. High Yield Master II Constrained Index	-26.11%	-0.89%	2.13%
Lipper Variable Annuity High Current Yield Funds Average	-26.93%	-1.41%	1.07%
VIP Index 500
Initial Class	-37.00%	-2.27%	-1.55%
S&P 500 Index	-37.00%	-2.19%	-1.38%
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-37.20%	-2.54%	-1.73%
VIP Mid Cap
Initial Class	-39.44%	3.12%	10.89%
S&P MidCap 400 Index	-36.23%	-0.08%	4.46%
VIP Real Estate
Initial Class	-39.87%	0.88%	5.95%E
S&P 500 Index	-37.00%	-2.19%	1.57%E
Dow Jones U.S. Select Real Estate Securities IndexSM	-39.83%	0.62%	6.25%E
Lipper Variable Annuity Real Estate Funds Average	-40.08%	0.80%	--
VIP Value
Initial Class	-46.50%	-5.87%	-2.75%F
Russell 3000 Value Index	-36.25%	-0.72%	0.39%F
VIP Value Leaders
Initial Class	-44.61%	-3.28%	-0.88%G
Russell 1000 Value Index	-36.85%	-0.79%	1.43%G
VIP Value Strategies
Initial Class	-51.12%	-6.78%	-1.86%H
Russell Midcap Value Index	-38.44%	0.33%	3.47%H

A From December 27, 2005.

B From September 25, 2000.

C From December 11, 2002.

D From December 27, 2000.

E From November 6, 2002.

F From May 9, 2001.

G From June 17, 2003.

H From February 20, 2002.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 2000 Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Merrill Lynch® U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Barclays Capital U.S. Aggregate Bond Index.

VIP Growth Opportunities Portfolio Linked Index represents the performance of the S&P 500, as described above, prior to February 1, 2007, when the fund operated under certain different investment policies, and the Russell 1000 Growth Index, described above, beginning February 1, 2007.

Dow Jones U.S. Select Real Estate Securities IndexSM is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The Dow Jones Wilshire Real Estate Securities IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Select Real Estate Securities Index, which is identical in all aspects to the former index, including historical data.

Prospectus

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Initial Class

Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Initial Class

VIP Balanced	Management fee	0.41%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.55%
VIP Contrafund	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.66%
VIP Disciplined Small Cap	Management fee	0.71%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.33%
	Total annual class operating expensesA	1.04%
VIP Dynamic Capital Appreciation	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.28%
	Total annual class operating expensesA	0.84%
VIP Equity-Income	Management fee	0.46%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.57%
VIP Growth	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.68%
VIP Growth & Income	Management fee	0.46%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesA	0.59%
VIP Growth Opportunities	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.71%
VIP Growth Stock	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.60%
	Total annual class operating expensesA	1.16%
VIP Growth Strategies	Management fee	0.61%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.53%
	Total annual class operating expensesA	1.14%
VIP High Income	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.71%
VIP Index 500	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Total annual class operating expenses	0.10%
VIP Mid Cap	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.68%
VIP Real Estate	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual class operating expensesA	0.76%
VIP Value	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.23%
	Total annual class operating expensesA	0.79%
VIP Value Leaders	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.25%
	Total annual class operating expensesA	0.81%
VIP Value Strategies	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.18%
	Total annual class operating expensesA	0.74%

A FMR has voluntarily agreed to reimburse Initial Class of each fund (except VIP Index 500) to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Initial Class

Effective Date

VIP Balanced	0.70%	2/1/05
VIP Contrafund	0.85%	2/1/05
VIP Disciplined Small Cap	1.00%	12/27/05
VIP Dynamic Capital Appreciation	0.85%	2/1/05
VIP Equity-Income	0.75%	2/1/05
VIP Growth	0.85%	2/1/05
VIP Growth & Income	0.75%	2/1/05
VIP Growth Opportunities	0.85%	2/1/05
VIP Growth Stock	0.85%	2/1/05
VIP Growth Strategies	0.90%	2/1/05
VIP High Income	0.75%	2/1/05
VIP Mid Cap	0.85%	2/1/05
VIP Real Estate	0.85%	2/1/05
VIP Value	0.85%	2/1/05
VIP Value Leaders	0.85%	2/1/05
VIP Value Strategies	0.85%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Initial Class's annual return is 5% and that the fees and Initial Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Initial Class
VIP Balanced	1 year	$ 56
	3 years	$ 176
	5 years	$ 307
	10 years	$ 689
VIP Contrafund	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
VIP Disciplined Small Cap	1 year	$ 106
	3 years	$ 331
	5 years	$ 574
	10 years	$ 1,271
VIP Dynamic Capital Appreciation	1 year	$ 86
	3 years	$ 268
	5 years	$ 466
	10 years	$ 1,037
VIP Equity-Income	1 year	$ 58
	3 years	$ 183
	5 years	$ 318
	10 years	$ 714
VIP Growth	1 year	$ 69
	3 years	$ 218
	5 years	$ 379
	10 years	$ 847
VIP Growth & Income	1 year	$ 60
	3 years	$ 189
	5 years	$ 329
	10 years	$ 738
VIP Growth Opportunities	1 year	$ 73
	3 years	$ 227
	5 years	$ 395
	10 years	$ 883
VIP Growth Stock	1 year	$ 118
	3 years	$ 368
	5 years	$ 638
	10 years	$ 1,409
VIP Growth Strategies	1 year	$ 116
	3 years	$ 362
	5 years	$ 628
	10 years	$ 1,386
VIP High Income	1 year	$ 73
	3 years	$ 227
	5 years	$ 395
	10 years	$ 883
VIP Index 500	1 year	$ 10
	3 years	$ 32
	5 years	$ 56
	10 years	$ 128
VIP Mid Cap	1 year	$ 69
	3 years	$ 218
	5 years	$ 379
	10 years	$ 847
VIP Real Estate	1 year	$ 78
	3 years	$ 243
	5 years	$ 422
	10 years	$ 942
VIP Value	1 year	$ 81
	3 years	$ 252
	5 years	$ 439
	10 years	$ 978
VIP Value Leaders	1 year	$ 83
	3 years	$ 259
	5 years	$ 450
	10 years	$ 1,002
VIP Value Strategies	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode®) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews thousands of stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

Prospectus

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Geode normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. Geode may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

In addition to the principal investment strategies discussed above, the fund may lend securities to broker-dealers or other institutions to earn income for the fund.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

Prospectus

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Real Estate's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Prospectus

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP Growth Strategies Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing Initial Class's NAV.

Prospectus

Fund Basics - continued

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for each fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of each fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The funds' policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Prospectus

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Initial Class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap and VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap and VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap and VIP Index 500) and handling each fund's business affairs.

Geode, at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500. Geode chooses VIP Disciplined Small Cap's and VIP Index 500's investments and places orders to buy and sell each fund's investments.

As of February 27, 2009, Geode had approximately $43.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM) serves as a sub-adviser for VIP Balanced. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Balanced.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Balanced. FMRC may provide investment advisory services for VIP Disciplined Small Cap and VIP Index 500.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and may provide investment research and advice for these funds.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for these funds.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for these funds.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for these funds.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for these funds.

Prospectus

Fund Services - continued

  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for these funds.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for these funds.

Lawrence Rakers is lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and portfolio manager.

Ford O'Neil is co-manager of VIP Balanced Portfolio, which he has managed since September 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIP Contrafund Portfolio is managed by FMR's Multi-Manager Group.

Robert Stansky is head of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Friedman is also manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager, and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (information technology) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager, managing funds for investors outside the United States.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jason Weiner is manager of VIP Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

James Catudal is manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and portfolio manager.

Steve Wymer is manager of VIP Growth Opportunities Portfolio, which he has managed since January 2009. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Jeffrey Feingold is manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Prospectus

Steven Calhoun is manager of VIP Growth Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and portfolio manager.

Matthew Conti is manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Tom Allen is manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Sam Wald is manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and portfolio manager.

Richard Fentin is manager of VIP Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Charles Hebard is manager of VIP Value Leaders Portfolio, which he has managed since September 2006. He also manages other Fidelity funds. Mr. Hebard joined Fidelity Investments as a research analyst in 1999 after receiving an MBA from the Wharton School at the University of Pennsylvania.

VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, and Lou Bottari is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since September 2003. He has served as the lead portfolio manager of VIP Disciplined Small Cap Portfolio since December 2005 and VIP Index 500 Portfolio since January 2004, as well as for other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since December 2005 and VIP Index 500 Portfolio since May 2005, as well as for other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an assistant portfolio manager with Geode and VIP Index 500 Portfolio since 2004 and VIP Disciplined Small Cap Portfolio since December 2005. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from December 1997 to February 2004 where he worked as a Senior Portfolio Assistant for over two years.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Rakers, O'Neil, Stansky, Roth, Lee, Friedman, Kaye, Avery, Hetnarski, Simmons, Sorel, Shiel, Petersen, Weiner, Catudal, Wymer, Feingold, Calhoun, Conti, Allen, Wald, Fentin, Hebard, Adams, Narasimhan, Simon, Waddell, and Bottari.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.

For VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27% for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income. The individual fund fee rate is 0.15% for VIP Balanced, 0.20% for VIP Equity-Income and VIP Growth & Income, 0.30% for VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, 0.35% for VIP Growth Strategies, and 0.45% for VIP Disciplined Small Cap and VIP High Income.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2008, for each fund (other than VIP Index 500) is shown in the following table.

Total Management Fee

VIP Balanced	0.41%
VIP Contrafund	0.56%
VIP Disciplined Small Cap	0.71%
VIP Dynamic Capital Appreciation	0.56%
VIP Equity-Income	0.46%
VIP Growth	0.56%
VIP Growth & Income	0.46%
VIP Growth Opportunities	0.56%
VIP Growth Stock	0.56%
VIP Growth Strategies	0.61%
VIP High Income	0.57%
VIP Mid Cap	0.56%
VIP Real Estate	0.56%
VIP Value	0.56%
VIP Value Leaders	0.56%
VIP Value Strategies	0.56%

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 86.95% of VIP Balanced Portfolio's, 93.78% of VIP Disciplined Small Cap Portfolio's, 73.07% of VIP Dynamic Capital Appreciation Portfolio's, 88.93% of VIP Growth Stock Portfolio's, 65.39% of VIP Growth Strategies Portfolio's, 25.77% of VIP High Income Portfolio's, 33.71% of VIP Index 500 Portfolio's, 93.03% of VIP Real Estate Portfolio's, 30.57% of VIP Value Portfolio's, 96.91% of VIP Value Leaders Portfolio's, and 28.12% of VIP Value Strategies Portfolio's total outstanding shares, respectively, were held by FMR affiliates.

Prospectus

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Strategies, VIP Index 500, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Balanced Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 15.64	$ 14.78	$ 14.35	$ 13.88
Income from Investment Operations
Net investment income (loss) C	.31	.36	.33	.31	.36 F
Net realized and unrealized gain (loss)	(5.54)	.99	1.34	.50	.39
Total from investment operations	(5.23)	1.35	1.67	.81	.75
Distributions from net investment income	(.24)	(.54)	(.31)	(.37)	(.28)
Distributions from net realized gain	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.73)	(1.16)	(.81)	(.38)	(.28)
Net asset value, end of period	$ 9.87	$ 15.83	$ 15.64	$ 14.78	$ 14.35
Total Return A, B	(33.96)%	8.98%	11.78%	5.77%	5.47%
Ratios to Average Net Assets D, G
Expenses before reductions	.55%	.57%	.61%	.58%	.56%
Expenses net of fee waivers, if any	.55%	.57%	.61%	.58%	.56%
Expenses net of all reductions	.55%	.57%	.59%	.54%	.56%
Net investment income (loss)	2.34%	2.25%	2.20%	2.22%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,711	$ 274,561	$ 281,594	$ 276,343	$ 291,176
Portfolio turnover rate E	64%	41%	55%	140%	74%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Contrafund Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13
Income from Investment Operations
Net investment income (loss) C	.24	.34	.27	.18	.08
Net realized and unrealized gain (loss)	(11.87)	5.17	3.30	4.32	3.49
Total from investment operations	(11.63)	5.51	3.57	4.50	3.57
Distributions from net investment income	(.23)	(.33)	(.42)	(.08)	(.08)
Distributions from net realized gain	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.88)	(9.08)	(3.13)	(.09) H	(.08)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62
Total Return A, B	(42.51)%	17.59%	11.72%	16.94%	15.48%
Ratios to Average Net Assets D, F
Expenses before reductions	.66%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.66%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.65%	.64%	.65%	.64%	.66%
Net investment income (loss)	1.07%	1.00%	.85%	.66%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,240,871	$ 12,371,009	$ 11,595,588	$ 11,099,527	$ 9,127,616
Portfolio turnover rate E	172%	134%	75%	60%	64%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

VIP Disciplined Small Cap Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.05	.04	- J
Net realized and unrealized gain (loss)	(3.84)	(.32)	1.60	(.06)
Total from investment operations	(3.77)	(.27)	1.64	(.06)
Distributions from net investment income	(.08)	(.06)	(.02)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	(.08)	(.12) K	(.02)	-
Net asset value, end of period	$ 7.32	$ 11.17	$ 11.56	$ 9.94
Total Return B, C, D	(33.72)%	(2.33)%	16.51%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04%	1.01%	1.30%	42.86% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	.98%	1.00% A
Net investment income (loss)	.71%	.45%	.34%	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,381	$ 11,668	$ 10,119	$ 1,242
Portfolio turnover rate G	87%	113%	47%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Prospectus

VIP Dynamic Capital Appreciation Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 9.61	$ 8.71	$ 7.19	$ 7.09
Income from Investment Operations
Net investment income (loss) C	.03	.04	.04	.02 F	(.03) G
Net realized and unrealized gain (loss)	(3.78)	.65	1.17	1.50	.13
Total from investment operations	(3.75)	.69	1.21	1.52	.10
Distributions from net investment income	(.05)	(.04)	(.05)	-	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-	-
Total distributions	(.10)	(1.17)	(.31)	-	-
Net asset value, end of period	$ 5.28	$ 9.13	$ 9.61	$ 8.71	$ 7.19
Total Return A, B	(41.23)%	7.12%	13.97%	21.14%	1.41%
Ratios to Average Net Assets D, H
Expenses before reductions	.84%	.77%	.78%	.88%	.98%
Expenses net of fee waivers, if any	.84%	.77%	.78%	.85%	.98%
Expenses net of all reductions	.84%	.76%	.77%	.76%	.91%
Net investment income (loss)	.42%	.37%	.48%	.21% F	(.48)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,794	$ 42,887	$ 59,549	$ 57,609	$ 19,486
Portfolio turnover rate E	161%	138%	161%	201%	226%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Equity-Income Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 26.20	$ 25.49	$ 25.37	$ 23.18
Income from Investment Operations
Net investment income (loss) C	.47	.47	.45	.42	.40
Net realized and unrealized gain (loss)	(10.67)	(.05) F	4.37	1.00	2.24
Total from investment operations	(10.20)	.42	4.82	1.42	2.64
Distributions from net investment income	(.51)	(.50)	(.89)	(.41)	(.36)
Distributions from net realized gain	(.02)	(2.21)	(3.22)	(.89)	(.09)
Total distributions	(.53)	(2.71)	(4.11)	(1.30)	(.45)
Redemption fees added to paid in capital C,H	-	-	-	-	-
Net asset value, end of period	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37
Total Return A,B	(42.65)%	1.53%	20.19%	5.87%	11.53%
Ratios to Average Net Assets D,G
Expenses before reductions	.57%	.55%	.57%	.56%	.58%
Expenses net of fee waivers, if any	.57%	.55%	.57%	.56%	.58%
Expenses net of all reductions	.57%	.54%	.56%	.55%	.57%
Net investment income (loss)	2.37%	1.71%	1.76%	1.71%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322,799	$ 7,201,655	$ 8,315,159	$ 7,875,801	$ 8,689,829
Portfolio turnover rate E	34%	20%	22%	19%	22%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Growth Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 45.12	$ 35.87	$ 33.70	$ 32.01	$ 31.04
Income from Investment Operations
Net investment income (loss) C	.27	.09	.21	.11	.15 F, I
Net realized and unrealized gain (loss)	(21.55)	9.53	2.09	1.74	.90
Total from investment operations	(21.28)	9.62	2.30	1.85	1.05
Distributions from net investment income	(.31)	(.33)	(.13)	(.16)	(.08)
Distributions from net realized gain	-	(.04)	-	-	-
Total distributions	(.31)	(.37)	(.13)	(.16)	(.08)
Redemption fees added to paid in capital C, H	-	-	-	-	-
Net asset value, end of period	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01
Total Return A, B	(47.17)%	26.96%	6.85%	5.80%	3.38%
Ratios to Average Net Assets D, G
Expenses before reductions	.68%	.65%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.68%	.65%	.68%	.67%	.68%
Expenses net of all reductions	.67%	.64%	.67%	.63%	.65%
Net investment income (loss)	.74%	.21%	.61%	.36%	.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,337,892	$ 6,002,656	$ 5,610,629	$ 6,726,655	$ 7,796,888
Portfolio turnover rate E	161%	109%	114%	79%	72%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

VIP Growth & Income Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.75	$ 13.91	$ 13.26
Income from Investment Operations
Net investment income (loss) C	.15	.14	.15	.13	.21 F
Net realized and unrealized gain (loss)	(6.71)	1.73	1.74	.92	.56
Total from investment operations	(6.56)	1.87	1.89	1.05	.77
Distributions from net investment income	(.16)	(.31)	(.14)	(.21)	(.12)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-
Total distributions	(1.66)	(.98) H	(.52)	(.21)	(.12)
Net asset value, end of period	$ 8.79	$ 17.01	$ 16.12	$ 14.75	$ 13.91
Total Return A, B	(41.70)%	12.12%	13.18%	7.63%	5.80%
Ratios to Average Net Assets D, G
Expenses before reductions	.59%	.58%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.59%	.58%	.60%	.59%	.60%
Expenses net of all reductions	.59%	.58%	.59%	.54%	.60%
Net investment income (loss)	1.15%	.88%	.98%	.97%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,729	$ 446,465	$ 465,375	$ 606,102	$ 704,460
Portfolio turnover rate E	123%	85%	109%	206%	23%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Prospectus

VIP Growth Opportunities Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 18.16	$ 17.34	$ 16.07	$ 15.07
Income from Investment Operations
Net investment income (loss)C	.07	(.01)	.02 F	.10	.14 G
Net realized and unrealized gain (loss)	(12.38)	4.22	.92	1.32	.94
Total from investment operations	(12.31)	4.21	.94	1.42	1.08
Distributions from net investment income	(.07)	-	(.12)	(.15)	(.08)
Net asset value, end of period	$ 9.99	$ 22.37	$ 18.16	$ 17.34	$ 16.07
Total Return A,B	(55.02)%	23.18%	5.46%	8.89%	7.19%
Ratios to Average Net Assets D,H
Expenses before reductions	.71%	.68%	.72%	.70%	.72%
Expenses net of fee waivers, if any	.71%	.68%	.72%	.70%	.72%
Expenses net of all reductions	.71%	.68%	.67%	.65%	.70%
Net investment income (loss)	.42%	(.05)%	.10% F	.65%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,057	$ 321,507	$ 310,736	$ 400,644	$ 459,975
Portfolio turnover rate E	148%	100%	128%	123%	65%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

G Investment income per share reflects a special dividend which amounted to $.04 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Growth Stock Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 12.07	$ 11.94	$ 11.14	$ 11.79
Income from Investment Operations
Net investment income (loss) C	.02	- I	- I	.01	.04 G
Net realized and unrealized gain (loss)	(6.34)	2.74	.13	.83	.23
Total from investment operations	(6.32)	2.74	.13	.84	.27
Distributions from net investment income	(.02)	-	- I	(.01)	(.02)
Distributions from net realized gain	-	(.66)	-	(.04)	(.90)
Total distributions	(.02)	(.66)	- I	(.04) J	(.92)
Net asset value, end of period	$ 7.81	$ 14.15	$ 12.07	$ 11.94	$ 11.14
Total Return A, B	(44.67)%	22.67%	1.12%	7.57%	2.31%
Ratios to Average Net Assets D, H
Expenses before reductions	1.16%	1.10%	.98%	1.01%	1.94%
Expenses net of fee waivers, if any	.85%	.85%	.86%	.85%	1.00%
Expenses net of all reductions	.85%	.84%	.86%	.81%	.95%
Net investment income (loss)	.19%	-% F	.03%	.12%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,368	$ 13,752	$ 7,414	$ 22,750	$ 1,938
Portfolio turnover rate E	137%	167%	93%	91%	151%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.05 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Prospectus

Appendix - continued

VIP Growth Strategies Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.44	$ 9.15	$ 8.71	$ 7.90
Income from Investment Operations
Net investment income (loss) C	(.02)	(.05)	(.02) F	(.02) G	(.04)
Net realized and unrealized gain (loss)	(4.89)	1.70	.80	.73	.85
Total from investment operations	(4.91)	1.65	.78	.71	.81
Distributions from net realized gain	(.02)	(1.00)	(.49)	(.27)	-
Net asset value, end of period	$ 5.16	$ 10.09	$ 9.44	$ 9.15	$ 8.71
Total Return A, B	(48.77)%	17.52%	8.53%	8.11%	10.25%
Ratios to Average Net Assets D, H
Expenses before reductions	1.14%	1.07%	1.21%	1.28%	1.64%
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	1.00%
Expenses net of all reductions	.89%	.89%	.89%	.82%	.96%
Net investment income (loss)	(.30)%	(.46)%	(.18)% F	(.21)% G	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,734	$ 16,005	$ 6,434	$ 6,168	$ 1,031
Portfolio turnover rate E	292%	190%	200%	242%	91%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP High Income Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.98	$ 6.35	$ 6.17	$ 7.00	$ 6.95
Income from Investment Operations
Net investment income C	.475	.485	.476	.457	.494
Net realized and unrealized gain (loss)	(1.990)	(.311)	.216	(.281)	.126
Total from investment operations	(1.515)	.174	.692	.176	.620
Distributions from net investment income	(.506)	(.545)	(.512)	(1.006)	(.570)
Redemption fees added to paid in capital C	.001	.001	-	-	-
Net asset value, end of period	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00
Total Return A, B	(24.98)%	2.79%	11.24%	2.70%	9.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.71%	.68%	.71%	.70%	.71%
Expenses net of fee waivers, if any	.71%	.68%	.71%	.70%	.71%
Expenses net of all reductions	.70%	.68%	.71%	.70%	.71%
Net investment income	8.48%	7.47%	7.40%	6.98%	7.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451,824	$ 726,409	$ 922,565	$ 1,080,002	$ 1,371,736
Portfolio turnover rate E	58%	70%	65%	95%	128%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Index 500 Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 164.03	$ 161.36	$ 141.88	$ 137.76	$ 126.13
Income from Investment Operations
Net investment income (loss) C	3.03	3.11	2.71	2.36	2.18 F
Net realized and unrealized gain (loss)	(63.32)	5.59	19.26	4.15	11.10
Total from investment operations	(60.29)	8.70	21.97	6.51	13.28
Distributions from net investment income	(3.07)	(6.03)	(2.49)	(2.39)	(1.65)
Distributions from net realized gain	(1.48)	-	-	-	-
Total distributions	(4.55)	(6.03)	(2.49)	(2.39)	(1.65)
Net asset value, end of period	$ 99.19	$ 164.03	$ 161.36	$ 141.88	$ 137.76
Total Return A, B	(37.00)%	5.45%	15.73%	4.82%	10.62%
Ratios to Average Net Assets D, G
Expenses before reductions	.10%	.10%	.10%	.14%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.13%	.28%
Expenses net of all reductions	.10%	.10%	.10%	.13%	.28%
Net investment income (loss)	2.22%	1.86%	1.83%	1.73%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,525,779	$ 2,626,891	$ 2,780,085	$ 2,641,527	$ 2,778,226
Portfolio turnover rate E	6%	5%	6%	7%	5%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.36 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Mid Cap Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 34.77	$ 35.11	$ 30.18	$ 24.16
Income from Investment Operations
Net investment income (loss) C	.14	.21	.19	.16 F	.01
Net realized and unrealized gain (loss)	(12.75)	4.80	3.93	5.28	6.01
Total from investment operations	(12.61)	5.01	4.12	5.44	6.02
Distributions from net investment income	(.13)	(.33)	(.13)	-	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(5.12)	(3.62)	(4.46)	(.51)	-
Net asset value, end of period	$ 18.43	$ 36.16	$ 34.77	$ 35.11	$ 30.18
Total Return A,B	(39.44)%	15.63%	12.70%	18.30%	24.92%
Ratios to Average Net Assets D,G
Expenses before reductions	.68%	.67%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.68%	.67%	.68%	.69%	.71%
Expenses net of all reductions	.67%	.66%	.66%	.64%	.68%
Net investment income (loss)	.55%	.59%	.58%	.50% F	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 809,243	$ 1,532,407	$ 1,352,385	$ 1,276,302	$ 979,533
Portfolio turnover rate E	145%	113%	149%	107%	55%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Real Estate Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 22.74	$ 18.48	$ 17.46	$ 13.30
Income from Investment Operations
Net investment income (loss) C	.33	.27	.38	.38	.45
Net realized and unrealized gain (loss)	(6.06)	(4.15)	6.23	2.25	4.08
Total from investment operations	(5.73)	(3.88)	6.61	2.63	4.53
Distributions from net investment income	(.36)	(.36)	(.33)	(.41)	(.31)
Distributions from net realized gain	(.16)	(4.12)	(2.02)	(1.20)	(.06)
Total distributions	(.52)	(4.48)	(2.35)	(1.61) G	(.37)
Net asset value, end of period	$ 8.13	$ 14.38	$ 22.74	$ 18.48	$ 17.46
Total Return A, B	(39.87)%	(17.72)%	36.71%	15.12%	34.14%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.74%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.76%	.74%	.72%	.74%	.77%
Expenses net of all reductions	.76%	.74%	.71%	.71%	.74%
Net investment income (loss)	2.51%	1.21%	1.76%	2.13%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,918	$ 68,401	$ 205,802	$ 145,065	$ 147,779
Portfolio turnover rate E	87%	102%	70%	75%	66%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

VIP Value Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 14.28	$ 12.63	$ 11.97	$ 10.86
Income from Investment Operations
Net investment income (loss) C	.13	.10	.16	.15	.14 F
Net realized and unrealized gain (loss)	(6.07)	.22 G	1.70	.58	1.08
Total from investment operations	(5.94)	.32	1.86	.73	1.22
Distributions from net investment income	(.10)	(.09)	(.13)	(.07)	(.11)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-	-
Total distributions	(.47)	(1.50) I	(.21)	(.07)	(.11)
Net asset value, end of period	$ 6.69	$ 13.10	$ 14.28	$ 12.63	$ 11.97
Total Return A, B	(46.50)%	2.02%	14.75%	6.09%	11.24%
Ratios to Average Net Assets D, H
Expenses before reductions	.79%	.77%	.88%	1.19%	2.65%
Expenses net of fee waivers, if any	.79%	.77%	.85%	.85%	1.00%
Expenses net of all reductions	.79%	.77%	.84%	.78%	.95%
Net investment income (loss)	1.25%	.68%	1.16%	1.21%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,306	$ 52,544	$ 35,416	$ 18,478	$ 583
Portfolio turnover rate E	53%	52%	263%	181%	155%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Prospectus

VIP Value Leaders Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 14.82	$ 13.30	$ 12.28	$ 11.20
Income from Investment Operations
Net investment income (loss) C	.20	.20	.15	.13	.10 F
Net realized and unrealized gain (loss)	(6.39)	.48	1.86	1.11	1.59
Total from investment operations	(6.19)	.68	2.01	1.24	1.69
Distributions from net investment income	(.19)	(.21)	(.13)	(.07)	(.08)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.16)	(.53)
Total distributions	(.21)	(1.61)	(.49) I	(.22) H	(.61)
Net asset value, end of period	$ 7.49	$ 13.89	$ 14.82	$ 13.30	$ 12.28
Total Return A, B	(44.61)%	4.56%	15.18%	10.18%	15.15%
Ratios to Average Net Assets D, G
Expenses before reductions	.81%	.80%	.84%	.98%	2.07%
Expenses net of fee waivers, if any	.81%	.80%	.84%	.85%	1.00%
Expenses net of all reductions	.81%	.80%	.83%	.81%	.96%
Net investment income (loss)	1.79%	1.27%	1.09%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,847	$ 30,300	$ 42,725	$ 37,465	$ 1,944
Portfolio turnover rate E	95%	98%	94%	75%	121%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

VIP Value Strategies Portfolio - Initial Class

Years ended December 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 13.47	$ 14.01	$ 14.13	$ 12.41
Income from Investment Operations
Net investment income (loss) C	.07	.06	.09	.07	.01
Net realized and unrealized gain (loss)	(5.52)	.71	1.89	.28	1.74
Total from investment operations	(5.45)	.77	1.98	.35	1.75
Distributions from net investment income	(.07)	(.15)	(.08)	-	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	(.47)	(.03)
Total distributions	(2.19) G	(1.67)	(2.52)	(.47)	(.03)
Net asset value, end of period	$ 4.93	$ 12.57	$ 13.47	$ 14.01	$ 14.13
Total Return A, B	(51.12)%	5.64%	16.33%	2.66%	14.13%
Ratios to Average Net Assets D, F
Expenses before reductions	.74%	.70%	.73%	.72%	.71%
Expenses net of fee waivers, if any	.74%	.70%	.73%	.72%	.71%
Expenses net of all reductions	.74%	.70%	.72%	.66%	.70%
Net investment income (loss)	.90%	.46%	.69%	.54%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,414	$ 131,665	$ 130,035	$ 144,685	$ 229,764
Portfolio turnover rate E	138%	197%	183%	109%	41%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Prospectus

Appendix - continued

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

Geode is a registered trademark of Geode Capital Management, LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.812344.104 VIPICSD-pro-0409

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Emerging Markets Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio (formerly Aggressive Growth Portfolio), High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2009, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS

PAGE

Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Emerging Markets	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Special Considerations Regarding the Middle East and Africa	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2-ptb-0409
1.478007.112

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Real Estate):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Real Estate's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Real Estate):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Growth Strategies's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Emerging Markets's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Overseas's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Growth Strategies's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Emerging Markets's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Overseas's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities's, and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Real Estate:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of VIP Real Estate's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of VIP Real Estate's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund (other than VIP Balanced):

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For VIP Balanced:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund (other than VIP Emerging Markets, VIP High Income, VIP International Capital Appreciation, and VIP Overseas):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP Emerging Markets, VIP High Income, VIP International Capital Appreciation, and VIP Overseas:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Growth Strategies, VIP Dynamic Capital Appreciation, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Disciplined Small Cap, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Index 500, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, as applicable, see the section entitled "Futures, Options, and Swaps" on page <Click Here>.


For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."

For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.

For purposes of normally investing at least 80% of VIP Disciplined Small Cap's assets in securities of companies with small market capitalizations, the capitalization range of the Russell 2000® Index and the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600) is measured no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode®) (for VIP Disciplined Small Cap and VIP Index 500) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR may consider a company to be principally engaged in the real estate industry if: (i) at least a plurality of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate, or (ii) a third party has given the company an industry or sector classification consistent with real estate.

Countries and Markets Not Considered to Be Emerging. For purposes of VIP Emerging Markets, as of December 31, 2008, the following countries and markets are not considered to be emerging: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied economically to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Financial Times Stock Exchange Eurotop 100 Index (FTSE Eurotop 100) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the Australian Stock Exchange All Ordinaries Index (ASX All Ordinaries) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Each fund (except VIP Balanced, VIP Disciplined Small Cap, VIP High Income, and VIP Index 500) will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes."

Geode intends to follow certain limitations on VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to structured notes.

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Each fund (except VIP Balanced, VIP High Income, and VIP Index 500) will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes."

Geode intends to follow certain limitations on VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to structured notes.

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental policies and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements (except VIP Index 500). Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Swap Agreements (VIP Index 500 only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, or of a stock, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to hedge its exposure effectively, VIP Index 500 would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

Swap agreements allow a fund to acquire or reduce credit exposure to a particular issuer, asset, or basket of assets. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund and impairing the fund's correlation with the S&P 500. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another more creditworthy party.

Geode also intends to follow certain other limitations on VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract, option, or swap agreement if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures, options, or swaps positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to structured notes.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap and VIP Index 500) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages VIP Disciplined Small Cap and VIP Index 500 to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for VIP Index 500, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500, or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 as accurately as direct investments in the S&P 500.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap and VIP Index 500, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC. VIP Disciplined Small Cap and VIP Index 500 will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

VIP Index 500 may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Temporary Defensive Policies.

Each of VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Emerging Markets, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Index 500, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. One of the provinces, Quebec, which has a predominantly French-speaking population, does have a "separatist" opposition party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. In case a referendum about the independence of Quebec were successful, then the Canadian federal government may be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement may make the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas, particularly China, may change the composition of Canada's trade and foreign investment composition in the near future.

Economic growth has recently slowed down in certain sectors of the Canadian economy. As the current global economic crisis significantly affects the United States economy and weakens global demand for commodities, the Canadian economy is likely to also suffer.

SPECIAL CONSIDERATIONS REGARDING EUROPE

The European Union (EU) is an intergovernmental and supranational union of most Western European countries and a growing number of Eastern European countries, each known as a member state. One of the key activities of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established, among other things, the European Economic and Monetary Union (EMU) which sets out different stages and commitments that member states need to follow to achieve greater economic policy coordination and monetary cooperation, including the adoption of a single currency, the euro. Many member states have adopted, and other member states are generally expected to eventually adopt, the euro as their single currency. When a member state adopts the euro as its currency, the member state no longer controls its own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank. However, certain countries do not qualify for the euro and thus risk being left behind.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members or requires candidates for EMU membership to comply with. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. The countries adopting the euro must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe's economies are diverse, its governments are decentralized, and its cultures differ widely. Unemployment in some European countries has historically been higher than in the United States and could pose political risk. One or more member states might exit the EU, placing its currency and banking system in jeopardy. Major issues currently facing the EU cover its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU's enlargement to the south and east, and resolving the EU's problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region.

Political. The EU has been extending its influence to the east. It has accepted several Eastern European countries as new members, and has plans to accept several more in the medium-term. It is hoped that membership for these states will help cement economic and political stability. For these countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, new member states which were former Soviet satellites remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the old Soviet Union. Further expansion of the EU has long-term economic benefits, but certain European countries are not viewed as currently suitable for membership, especially the troubled economies of countries further east. Also, as the EU continues to enlarge, the candidate countries' accessions may grow more controversial. Some member states may repudiate certain candidate countries joining the EU upon concerns about the possible economic, immigration, and cultural implications that may result from such enlargement. The current and future status of the EU therefore continues to be the subject of political controversy, with widely differing views both within and between member states. For example, a large segment of the population in the United Kingdom may be indifferent or opposed to the EU, while other countries are generally more in favor of European integration. Also, Russia may be opposed to the expansion of the EU to members of the former Soviet block and may, at times, take actions which negatively impact EU economic activity.

It is possible that the gap between rich and poor within the EU's member countries, and particularly among new members that have not met the requirements for joining the EMU may increase, and that realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits.

In the transition to the single economic system, significant political decisions will be made which may affect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. The EU economy is expected to potentially benefit from long-term growth as more countries join the EU - especially considering that the new member states are usually poorer than the EU average and could experience faster GDP growth, which could help achieve the dynamic of the united Europe.

As economic conditions across member states may vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. According to the Maastricht treaty, member countries must maintain tight control over inflation, public debt, and budget deficit in order to qualify for participation in the euro. These requirements severely limit EMU member countries' ability to implement monetary policy to address regional economic conditions.

The current global economic crisis has brought several small economies in Europe to the brink of bankruptcy and many other economies into recession. The crisis and its impact on European economies may not have fully unfolded. New members of the EU, which are generally less economically stable, may be more impacted by the current global economic crisis than other members. In response to the crisis, many countries in Europe have temporarily increased regulation of financial markets and instituted various measures to increase liquidity. Greater regulation is expected in the near future, although the exact nature and effect of this regulation is unknown.

Currency. Investing in euro-denominated securities entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. Many European countries rely heavily upon export-dependent businesses and any strength in the exchange rate between the euro and the U.S. dollar can have either a positive or a negative effect upon corporate profits and the performance of EU investments. Recently, the euro was still near historic highs.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Denmark, Finland, Norway, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition. As the current global economic crisis intensifies, it is likely that the Nordic countries' economies also will be severely impacted in the near term.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries.

Many Eastern European countries continue to move towards market economies at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008. Eastern European economies may also be particularly susceptible to the international credit market due to their reliance on bank related inflows of capital. As the current global economic crisis restricts international credit supplies, several Eastern European economies are facing significant credit and economic crises.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation have helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

Economic. For three decades from the 1960s through the 1980s, Japan's overall real economic growth had been spectacular. However, growth slowed markedly in the 1990s and Japan's economy fell into a long recession. After a few years of mild recovery in the mid-2000s, the Japanese economy appears to be falling into another recession as the current global economic crisis spreads. The contraction of Japan's major export markets and the rapid appreciation in the value of the yen have negatively impacted Japan's exports. This economic recession is likely compounded by Japan's massive government debt, the aging and shrinking of the population, an unstable financial sector, low domestic consumption, and certain corporate structural weaknesses, which remain some of the major long-term problems of the Japanese economy.

Overseas trade is important to Japan's economy and Japan's economic growth is significantly driven by its exports. Japan has few natural resources and must export to pay for its imports of these basic requirements. Meanwhile, Japan's aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Domestic or foreign trade sanctions or other protectionist measures could adversely impact Japan's economy. Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

A pressing need to sustain Japan's economic recovery and improve its economic growth is the task of overhauling the nation's financial institutions. Banks, in particular, may have to reform themselves to become more competitive. Successful financial sector reform would contribute to Japan's economic recovery at home and would benefit other economies in Asia. Internal conflict over the proper way to reform the banking system exists. Currently, Japanese banks, while possibly less affected by the current global economic crisis than their Western peers, are facing new difficulties as Japan's economy struggles and corporate bankruptcies increase.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats on the Korean peninsula and along the Taiwan strait, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union.

The current global economic crisis has spread to the region, significantly lowering its exports and foreign investments in the region, which are driving forces of its economic growth. Current economic conditions are also significantly affecting consumer confidence and local stock markets. The governments of many countries in the region have taken steps to fight against the impacts of the global slowdown, but the effects of such efforts are not yet known.

The Republic of Korea (South Korea). Investors should be aware that investing in South Korea involves risks not typically associated with investing in the U.S. securities markets. Although relations between North Korea and South Korea had begun to improve in the past few years, recent developments are troubling. As a result, these relations still remain tense and the possibility of military action between the two countries still exists. Corporate and financial sector restructuring initiated by the Korean government, in conjunction with the IMF, after the 1997-1998 Asian financial crisis can be expected to continue but its full impact cannot be predicted yet. The Korean economy's reliance on international trade and other Asian economies makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy. As the current global economic crisis intensifies, the Korean economy could be severely impacted once the effects of the crisis fully unfold.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion. Although many Taiwanese companies heavily invest in China, a state of hostility continues to exist between China and Taiwan, which Beijing has long deemed a part of China and has made a nationalist cause of recovering it. Taiwan's political stability and ability to sustain its economic growth could be significantly affected by its political and economic relationship with China.

The current global economic crisis has caused a marked slowdown in economic growth in the region, leading the local governments, especially the Chinese government, to take unprecedented steps to shore up economic growth and prevent widespread unemployment. The results of these measures are unpredictable, and the full effects of the crisis in the region are as yet unknown.

Southeast Asia. In addition to the risks inherent in investing in the emerging markets, the risks of investing in Southeast Asia merit special consideration. The region is heavily dependent on exports and is thus particularly vulnerable to any weakening in global demand for these products. As the current global economic crisis intensifies, the economies of Southeast Asian countries could be severely impacted once the effects of this crisis fully unfold.

Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. These problems may limit the country's ability to contain the increasingly severe and negative impact of the current global economic crisis on its economy. In addition, Indonesia continues to be at risk of ethnic, sectarian, and separatist violence. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. In late December 2004, a major tsunami took nearly 127,000 lives, left more than 93,000 people missing and nearly 441,000 people displaced, and destroyed $4.5 to $5.0 billion worth of property. The negative effects of the tsunami are still felt today, and similar natural disasters could happen again. Economic growth of Indonesia has slowed as a result of the current global economic crisis and could be more severely impacted once the full effects of the crisis fully unfold.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America historically suffered from social, political, and economic instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, in some Latin American countries, a move to sustainable democracy and a more mature and accountable political environment is under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. In addition, recent favorable economic performance in much of the region has led to a concern regarding government overspending in certain Latin American countries. Investors in the region continue to face a number of potential risks. Certain Latin American countries depend heavily on exports to the United States. Accordingly, these countries may be sensitive to fluctuations in U.S. demand and changes in U.S. market conditions. The economic growth of most Latin American countries is highly dependent on commodity exports and the economies of certain Latin American countries, particularly Mexico and Venezuela, are highly dependent on oil exports. As a result, these economies are particularly susceptible to fluctuations in the price of oil and other commodities. As the current global economic crisis weakens the global demand for oil and other commodities, Latin American countries are facing significant economic difficulties that could lead certain countries into recession. In addition, prolonged economic difficulties may have negative effects on the transition to a more stable democracy in some Latin American countries.

A number of Latin American countries are among the largest debtors of developing countries and have a long history of foreign debt and default. The majority of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Historically, government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy. Most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets. Because of their dependence on foreign credit and loans, a number of Latin American economies may face significant economic difficulties and some economies could fall into recession as the current global economic crisis tightens international credit supplies.

SPECIAL CONSIDERATIONS REGARDING EMERGING MARKETS

Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. As the current global economic crisis weakens the global demand for their exports and tightens international credit supplies, many emerging countries are facing significant economic difficulties and some countries are falling into recession.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Many emerging market countries in which a fund invests lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. As the current global economic crisis tightens international credit supplies and weakens global demand for their exports, these economies are now facing significant difficulties and some economies are falling into recession.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic and political reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign and private investors.

In the last few years, as significant income from oil and commodity exports has boosted Russia's economy, Russia's government has begun to make bolder steps to re-assert its regional geopolitical influence (including military steps). Such steps may increase tensions between Russia and its neighbors and Western countries and may negatively affect economic growth.

Economic. Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. While a fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty's failure to pay for securities the fund has delivered or the fund's inability to complete its contractual obligations because of theft or other reasons.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the current global economic crisis causes the commodity prices, especially the price of oil, to tumble, many sectors in the Russian economy have fallen into turmoil, threatening to push the whole economy into significant slowdown and even recession. Turmoil in the stock markets are forcing the Russian authority to frequently suspend trading on the Russian Trading System, which causes certain concerns about the liquidity of the Russian stock markets.

Currency. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors could face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy can cause flight from the Russian ruble into United States dollars and other currencies and can force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia's banks and its currency.

SPECIAL CONSIDERATIONS REGARDING THE MIDDLE EAST AND AFRICA

Investing in Middle Eastern and African securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Political. Many Middle Eastern and African countries historically have suffered from political instability. Despite a growing trend towards democratization, especially in Africa, significant political risks continue to affect some Middle Eastern and African countries. These risks may include substantial government control over the private sector, corrupt leaders, civil unrest, suppression of opposition parties that can lead to further dissidence and militancy, fixed elections, terrorism, coups, and war.

Economic. Middle Eastern and African countries historically have suffered from economic instability. Certain Middle Eastern and African markets may face a higher concentration of market capitalization, greater illiquidity and greater price volatility than that found in more developed markets of Western Europe or the United States. The volatility may be exacerbated by this greater illiquidity. Despite a growing trend towards economic diversification, many Middle Eastern and African economies remain heavily dependent upon a limited range of commodities. These include gold, silver, copper, cocoa, diamonds, natural gas and petroleum. These economies are greatly affected by international commodity prices and are particularly vulnerable to any weakening in global demand for these products. As the current global economic crisis weakens the global demand for oil, gas, and other commodities, causing prices of oil, gas, and other commodities to fall, some countries in the region are facing significant economic difficulties and many countries could be forced to scale down their infrastructure development and the size of their public welfare systems, which could have long-term economic, social, and political implications.

Currency. Certain Middle Eastern and African countries have currencies pegged to the U.S. dollar or Euro, rather than at levels determined by market forces. This type of currency regime may experience sudden and significant currency adjustments, which may adversely impact investment returns.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR or Geode considers factors deemed relevant in the context of a particular trade and in regard to FMR's or Geode's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitative execution, FMR or Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR or Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates or Geode.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FMR or Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's or Geode's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates or Geode may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' or Geode's investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates or Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR or Geode. FMR's or Geode's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR or Geode receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's or Geode's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or Geode, viewed in terms of the particular transaction for a fund or FMR's or Geode's overall responsibilities to a fund or other investment companies and investment accounts. While FMR or Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR or Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates or Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates or Geode.

Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture.

Affiliated Transactions

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with whom FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2008 and 2007, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2008	2007
VIP Balanced	64%	41%
VIP Contrafund	172%	134%
VIP Disciplined Small Cap	87%	113%
VIP Dynamic Capital Appreciation	161%	138%
VIP Emerging Markets	79%A	--
VIP Equity-Income	34%	20%
VIP Growth	161%	109%
VIP Growth & Income	123%	85%
VIP Growth Opportunities	148%	100%
VIP Growth Stock	137%	167%
VIP Growth Strategies	292%	190%
VIP High Income	58%	70%
VIP Index 500	6%	5%
VIP International Capital Appreciation	350%	224%
VIP Mid Cap	145%	113%
VIP Overseas	77%	62%
VIP Real Estate	87%	102%
VIP Value	53%	52%
VIP Value Leaders	95%	98%
VIP Value Strategies	138%	197%

A Annualized

During the fiscal year ended December 31, 2008, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP International Capital Appreciation, VIP Overseas, VIP Value, VIP Value Leaders, and VIP Value Strategies held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended December 31, 2008.

Fund

Regular Broker or Dealer

Aggregate Value of Securities Held

VIP Balanced	Citigroup, Inc.	$ 641,510
	Goldman Sachs Group, Inc.	$ 3,924,135
	JPMorgan Chase & Co.	$ 11,316,117
	Morgan Stanley	$ 1,935,322
VIP Contrafund	Citigroup, Inc.	$ 130,314,910
	JPMorgan Chase & Co.	$ 360,819,787
	Morgan Stanley	$ 59,739,360
VIP Dynamic Capital Appreciation	Citigroup, Inc.	$ 171,776
	Morgan Stanley	$ 171,628
VIP Equity-Income	Citigroup, Inc.	$ 39,941,432
	Credit Suisse Group	$ 13,191,768
	Deutsche Bank AG	$ 2,502,540
	Goldman Sachs Group, Inc.	$ 30,327,994
	JPMorgan Chase & Co.	$ 176,268,843
	Morgan Stanley	$ 24,564,891
	UBS AG	$ 11,202,620
VIP Growth	Citigroup, Inc.	$ 14,679,896
	Goldman Sachs Group, Inc.	$ 97,225,719
	JPMorgan Chase & Co.	$ 69,280,869
	Morgan Stanley	$ 57,148,996
VIP Growth & Income	Citigroup, Inc.	$ 4,478,925
	Goldman Sachs Group, Inc.	$ 6,585,289
	JPMorgan Chase & Co.	$ 9,214,643
	Morgan Stanley	$ 5,102,356
VIP Growth Opportunities	Goldman Sachs Group, Inc.	$ 6,870,106
	Morgan Stanley	$ 1,740,340
VIP Growth Stock	Citigroup, Inc.	$ 4,697
	Goldman Sachs Group, Inc.	$ 25,317
	JPMorgan Chase & Co.	$ 28,377
	Morgan Stanley	$ 25,664
VIP Index 500	Morgan Stanley	$ 3,602,055
	Goldman Sachs Group, Inc.	$ 7,890,971
	JPMorgan Chase & Co.	$ 24,884,895
VIP International Capital Appreciation	Morgan Stanley	$ 272,680
	Goldman Sachs Group, Inc.	$ 270,048
	JPMorgan Chase & Co.	$ 204,945
	Citigroup, Inc.	$ 175,802
	Credit Suisse Group	$ 291,078
	Nomura Holdings, Inc.	$ 242,985
	UBS AG	$ 408,980
VIP Overseas	Credit Suisse Group	$ 5,914,556
	Deutsche Bank AG	$ 1,110,884
	Goldman Sachs Group, Inc.	$ 2,835,504
	UBS AG	$ 6,973,750
VIP Value	JPMorgan Chase & Co.	$ 961,224
VIP Value Leaders	Citigroup, Inc.	$ 130,845
	Goldman Sachs Group, Inc.	$ 286,926
	JPMorgan Chase & Co.	$ 2,049,323
	Morgan Stanley	$ 240,600
VIP Value Strategies	JPMorgan Chase & Co.	$ 1,680,549

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2008, 2007, and 2006. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund

Fiscal Year Ended

Dollar Amount

Percentage of Average Net Assets

VIP Balanced	December 31
2008		$ 1,282,246	0.12%
2007		$ 352,392	0.06%
2006		$ 209,721	0.05%
VIP Contrafund	December 31
2008		$ 45,553,859	0.22%
2007		$ 28,209,120	0.12%
2006		$ 16,825,513	0.09%
VIP Disciplined Small Cap	December 31
2008		$ 10,145	0.03%
2007		$ 14,848	0.04%
2006		$ 4,513	0.04%
VIP Dynamic Capital Appreciation	December 31
2008		$ 128,596	0.19%
2007		$ 156,754	0.14%
2006		$ 198,992	0.19%
VIP Emerging Markets	December 31
2008*		$ 33,869	0.39%
2007		--	--
2006		--	--
VIP Equity-Income	December 31
2008		$ 4,077,456	0.05%
2007		$ 2,962,759	0.02%
2006		$ 3,293,146	0.03%
VIP Growth	December 31
2008		$ 11,255,812	0.20%
2007		$ 8,193,346	0.11%
2006		$ 13,510,491	0.17%
VIP Growth & Income	December 31
2008		$ 1,701,474	0.14%
2007		$ 1,253,300	0.08%
2006		$ 1,927,241	0.12%
VIP Growth Opportunities	December 31
2008		$ 636,610	0.14%
2007		$ 542,888	0.09%
2006		$ 792,486	0.14%
VIP Growth Stock	December 31
2008		$ 33,919	0.16%
2007		$ 34,186	0.18%
2006		$ 44,335	0.18%
VIP Growth Strategies	December 31
2008		$ 96,306	0.38%
2007		$ 79,523	0.27%
2006		$ 54,644	0.27%
VIP High Income	December 31
2008		$ 463	0.00%
2007		$ 1,226	0.00%
2006		$ 1,973	0.00%
VIP Index 500	December 31
2008		$ 22,734	0.00%
2007		$ 17,219	0.00%
2006		$ 17,706	0.00%
VIP International Capital Appreciation	December 31
2008		$ 410,176	0.88%
2007		$ 393,182	0.58%
2006		$ 171,066	0.45%
VIP Mid Cap	December 31
2008		$ 17,905,538	0.24%
2007		$ 14,773,414	0.18%
2006		$ 17,413,942	0.26%
VIP Overseas	December 31
2008		$ 4,275,085	0.16%
2007		$ 4,614,732	0.13%
2006		$ 8,779,964	0.29%
VIP Real Estate	December 31
2008		$ 102,548	0.11%
2007		$ 231,402	0.11%
2006		$ 174,718	0.09%
VIP Value	December 31
2008		$ 95,781	0.09%
2007		$ 92,343	0.08%
2006		$ 170,646	0.29%
VIP Value Leaders	December 31
2008		$ 71,985	0.11%
2007		$ 84,782	0.10%
2006		$ 82,976	0.13%
VIP Value Strategies	December 31
2008		$ 994,333	0.30%
2007		$ 1,550,025	0.28%
2006		$ 1,030,285	0.25%

* VIP Emerging Markets commenced operations on January 23, 2008.

The first table below shows the total amount of brokerage commissions paid by each fund (except VIP Disciplined Small Cap and VIP Index 500) to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2008. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid to NFS
VIP Balanced	December 31
2008		$ 24,426
2007		$ 8,098
2006		$ 1,874
VIP Contrafund	December 31
2008		$ 652,136
2007		$ 260,516
2006		$ 63,602
VIP Dynamic Capital Appreciation	December 31
2008		$ 1,060
2007		$ 1,680
2006		$ 926
VIP Emerging Markets	December 31
2008*		$ 79
2007		--
2006		--
VIP Equity-Income	December 31
2008		$ 39,782
2007		$ 12,440
2006		$ 9,656
VIP Growth	December 31
2008		$ 136,616
2007		$ 71,995
2006		$ 57,327
VIP Growth & Income	December 31
2008		$ 22,498
2007		$ 12,883
2006		$ 16,736
VIP Growth Opportunities	December 31
2008		$ 5,900
2007		$ 4,988
2006		$ 4,117
VIP Growth Stock	December 31
2008		$ 1,302
2007		$ 1,936
2006		$ 719
VIP Growth Strategies	December 31
2008		$ 3,508
2007		$ 2,553
2006		$ 899
VIP High Income	December 31
2008		$ 2
2007		$ 0
2006		$ 0
VIP International Capital Appreciation	December 31
2008		$ 427
2007		$ 76
2006		$ 313
VIP Mid Cap	December 31
2008		$ 121,143
2007		$ 112,835
2006		$ 187,360
VIP Overseas	December 31
2008		$ 3,027
2007		$ 444
2006		$ 736
VIP Real Estate	December 31
2008		$ 3,559
2007		$ 2,536
2006		$ 4,395
VIP Value	December 31
2008		$ 4,844
2007		$ 1,248
2006		$ 1,802
VIP Value Leaders	December 31
2008		$ 5,087
2007		$ 2,078
2006		$ 665
VIP Value Strategies	December 31
2008		$ 12,427
2007		$ 13,700
2006		$ 5,505

* VIP Emerging Markets commenced operations on January 23, 2008.

Fund	Fiscal Year Ended 2008	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Balanced†	December 31	1.90%	9.14%
VIP Contrafund†	December 31	1.43%	3.93%
VIP Dynamic Capital Appreciation†	December 31	0.82%	3.42%
VIP Emerging Markets†*	December 31	0.23%	2.72%
VIP Equity-Income†	December 31	0.98%	2.38%
VIP Growth†	December 31	1.21%	4.73%
VIP Growth & Income†	December 31	1.32%	3.73%
VIP Growth Opportunities†	December 31	0.93%	3.27%
VIP Growth Stock†	December 31	3.84%	15.00%
VIP Growth Strategies†	December 31	3.64%	12.88%
VIP High Income	December 31	0.43%	1.44%
VIP International Capital Appreciation	December 31	0.10%	0.78%
VIP Mid Cap†	December 31	0.68%	2.30%
VIP Overseas	December 31	0.07%	0.67%
VIP Real Estate†	December 31	3.47%	15.35%
VIP Value†	December 31	5.06%	16.39%
VIP Value Leaders†	December 31	7.07%	27.99%
VIP Value Strategies†	December 31	1.25%	4.33%

* VIP Emerging Markets commenced operations on January 23, 2008.

† The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended 2008.

Fund	Fiscal Year Ended 2008	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
VIP Balanced	December 31	$ 1,172,477	$ 1,225,177,876
VIP Contrafund	December 31	$ 43,037,303	$ 55,917,729,616
VIP Dynamic Capital Appreciation	December 31	$ 122,903	$ 181,959,158
VIP Emerging Markets	December 31	$ 31,107	$ 19,284,198
VIP Equity-Income	December 31	$ 3,695,939	$ 4,741,172,733
VIP Growth	December 31	$ 10,332,232	$ 15,605,677,512
VIP Growth & Income	December 31	$ 1,582,526	$ 2,431,386,397
VIP Growth Opportunities	December 31	$ 602,476	$ 1,150,923,153
VIP Growth Stock	December 31	$ 29,310	$ 43,152,962
VIP Growth Strategies	December 31	$ 86,801	$ 109,805,427
VIP International Capital Appreciation	December 31	$ 373,355	$ 260,766,483
VIP Mid Cap	December 31	$ 16,091,552	$ 17,361,098,396
VIP Overseas	December 31	$ 3,957,092	$ 3,617,005,540
VIP Real Estate	December 31	$ 95,228	$ 119,990,190
VIP Value	December 31	$ 87,178	$ 89,633,249
VIP Value Leaders	December 31	$ 63,312	$ 73,807,517
VIP Value Strategies	December 31	$ 917,891	$ 790,075,899

For the fiscal year ended December 31, 2008, VIP Disciplined Small Cap, VIP High Income, and VIP Index 500 paid no brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

VIP Balanced may invest a substantial amount of its assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including VIP Balanced, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2008, VIP Balanced had an aggregate capital loss carryforward of approximately $83,322,663. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Contrafund had an aggregate capital loss carryforward of approximately $2,732,126,551. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Disciplined Small Cap had an aggregate capital loss carryforward of approximately $3,004,348. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Dynamic Capital Appreciation had an aggregate capital loss carryforward of approximately $6,421,014. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Emerging Markets had an aggregate capital loss carryforward of approximately $1,790,850. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Equity-Income had an aggregate capital loss carryforward of approximately $237,582,450. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth had an aggregate capital loss carryforward of approximately $1,490,706,279. This loss carryforward, of which $351,276,710, $44,707,854, and $1,094,721,715 will expire on December 31, 2010, 2011, and 2016, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth & Income had an aggregate capital loss carryforward of approximately $84,320,817. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $133,255,358. This loss carryforward, of which $72,347,206 and $60,908,152 will expire on December 31, 2010 and 2016, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Stock had an aggregate capital loss carryforward of approximately $2,310,717. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Strategies had an aggregate capital loss carryforward of approximately $9,247,932. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP High Income had an aggregate capital loss carryforward of approximately $931,818,024. This loss carryforward, of which $772,554,243, $88,480,642, and $70,783,139 will expire on December 31, 2009, 2010, and 2016, respectively is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP International Capital Appreciation had an aggregate capital loss carryforward of approximately $20,462,362. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Mid Cap had an aggregate capital loss carryforward of approximately $603,016,473. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Overseas had an aggregate capital loss carryforward of approximately $243,257,460. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value had an aggregate capital loss carryforward of approximately $9,301,735. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value Leaders had an aggregate capital loss carryforward of approximately $11,836,329. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value Strategies had an aggregate capital loss carryforward of approximately $78,241,293. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)
	Year of Election or Appointment: 2007 Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR. Previously, Mr. Hogan served as a portfolio manager.
Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Fidelity's International Equity Funds. Mr. Wetlaufer also serves as Group Chief Investment Officer of FMR. Mr. Wetlaufer is Chairman, Chief Executive Officer, and President of Fidelity Management & Research (Hong Kong) Limited (2008-present); Chairman, Chief Executive Officer, President, and a Director of Fidelity Management & Research (Japan) Inc. (2008-present); Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has nine standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets eight times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2008, the committee held 11 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2008, the committee held five meetings.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Messrs. Dirks, Lacy, and Wiley) and the Equity II Committee (composed of Messrs. Stavropoulos (Chair), Lautenbach, Mauriello, and Thomas). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2008, the Equity I Committee held seven meetings and the Equity II Committee held 10 meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Stavropoulos, and Thomas. The committee normally meets eight times a year, or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2008, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Messrs. Mauriello (Chair), Lacy, and Wiley. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, outside auditor, and internal auditor personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2008, the committee held nine meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair) and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2008, the committee held nine meetings.

The Compliance Committee is composed of Messrs. Wiley (Chair), Lautenbach, and Mauriello. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2008, the committee held seven meetings.

The Proxy Voting Committee is composed of Messrs. Thomas (Chair), Dirks, and Wiley. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2008, the committee held three meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2008.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Edward C. Johnson 3d

James C. Curvey

VIP Balanced	none	none
VIP Contrafund	none	none
VIP Disciplined Small Cap	none	none
VIP Dynamic Capital Appreciation	none	none
VIP Emerging Markets	none	none
VIP Equity-Income	none	none
VIP Growth	none	none
VIP Growth & Income	none	none
VIP Growth Opportunities	none	none
VIP Growth Stock	none	none
VIP Growth Strategies	none	none
VIP High Income	none	none
VIP Index 500	none	none
VIP International Capital Appreciation	none	none
VIP Mid Cap	none	none
VIP Overseas	none	none
VIP Real Estate	none	none
VIP Value	none	none
VIP Value Leaders	none	none
VIP Value Strategies	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES

Dennis J. Dirks

Alan J. Lacy

Ned C. Lautenbach

Joseph Mauriello

VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Emerging Markets	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP Growth Strategies	none	none	none	none
VIP High Income	none	none	none	none
VIP Index 500	none	none	none	none
VIP International Capital Appreciation	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Overseas	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES

Cornelia M. Small

William S. Stavropoulos

David M. Thomas

Michael E. Wiley

VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Emerging Markets	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP Growth Strategies	none	none	none	none
VIP High Income	none	none	none	none
VIP Index 500	none	none	none	none
VIP International Capital Appreciation	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Overseas	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2008.

Compensation Table1

AGGREGATE COMPENSATION FROM A FUND

Dennis J. Dirks

Alan J. Lacy[2]

Ned C. Lautenbach

Joseph Mauriello[3]


VIP Balanced	$ 464	$ 433	$ 544	$ 456
VIP ContrafundB	$ 8,795	$ 8,214	$ 10,298	$ 8,603
VIP Disciplined Small Cap	$ 15	$ 14	$ 18	$ 15
VIP Dynamic Capital Appreciation	$ 29	$ 27	$ 34	$ 28
VIP Emerging Markets+	$ 4	$ 3	$ 4	$ 4
VIP Equity-IncomeC	$ 3,515	$ 3,283	$ 4,115	$ 3,436
VIP GrowthD	$ 2,422	$ 2,262	$ 2,834	$ 2,366
VIP Growth & Income	$ 515	$ 481	$ 603	$ 503
VIP Growth Opportunities	$ 201	$ 188	$ 235	$ 196
VIP Growth Stock	$ 9	$ 9	$ 11	$ 9
VIP Growth Strategies	$ 11	$ 10	$ 13	$ 11
VIP High Income	$ 440	$ 411	$ 515	$ 431
VIP Index 500E	$ 1,024	$ 956	$ 1,199	$ 1,002
VIP International Capital Appreciation	$ 20	$ 18	$ 23	$ 19
VIP Mid Cap	$ 3,179	$ 2,969	$ 3,723	$ 3,112
VIP OverseasF	$ 1,125	$ 1,050	$ 1,316	$ 1,099
VIP Real Estate	$ 41	$ 39	$ 48	$ 40
VIP Value	$ 47	$ 44	$ 55	$ 46
VIP Value Leaders	$ 29	$ 27	$ 34	$ 28
VIP Value Strategies	$ 142	$ 132	$ 166	$ 138
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 426,500	$ 398,000	$ 498,000	$ 414,000
AGGREGATE COMPENSATION FROM A FUND

Cornelia M. Small

William S. Stavropoulos

David M. Thomas[4]

Michael E. Wiley[5]


VIP Balanced	$ 433	$ 489	$ 436	$ 436
VIP ContrafundB	$ 8,212	$ 9,255	$ 8,289	$ 8,289
VIP Disciplined Small Cap	$ 14	$ 16	$ 14	$ 14
VIP Dynamic Capital Appreciation	$ 27	$ 30	$ 27	$ 27
VIP Emerging Markets+	$ 3	$ 4	$ 3	$ 3
VIP Equity-IncomeC	$ 3,282	$ 3,698	$ 3,316	$ 3,316
VIP GrowthD	$ 2,261	$ 2,547	$ 2,285	$ 2,285
VIP Growth & Income	$ 481	$ 542	$ 486	$ 486
VIP Growth Opportunities	$ 188	$ 212	$ 190	$ 190
VIP Growth Stock	$ 9	$ 10	$ 9	$ 9
VIP Growth Strategies	$ 10	$ 11	$ 10	$ 10
VIP High Income	$ 411	$ 463	$ 414	$ 414
VIP Index 500E	$ 956	$ 1,078	$ 965	$ 965
VIP International Capital Appreciation	$ 18	$ 21	$ 19	$ 19
VIP Mid Cap	$ 2,969	$ 3,346	$ 2,996	$ 2,996
VIP OverseasF	$ 1,050	$ 1,183	$ 1,061	$ 1,061
VIP Real Estate	$ 39	$ 43	$ 39	$ 39
VIP Value	$ 44	$ 49	$ 44	$ 44
VIP Value Leaders	$ 27	$ 30	$ 27	$ 27
VIP Value Strategies	$ 132	$ 149	$ 134	$ 134
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 448,000	$ 403,000	$ 403,000

1 Edward C. Johnson 3d, James C. Curvey, and Peter S. Lynch are interested persons and are compensated by FMR.

2 For the period January 1, 2008 through July 31, 2008, Mr. Lacy served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Lacy serves as a member of the Board of Trustees.

3 For the period July 1, 2007 through July 31, 2008, Mr. Mauriello served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Mauriello serves as a member of the Board of Trustees.

4 For the period October 1, 2007 through July 31, 2008, Mr. Thomas served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Thomas serves as a member of the Board of Trustees.

5 For the period October 1, 2007 through July 31, 2008, Mr. Wiley served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Wiley serves as a member of the Board of Trustees.

+ Estimated for the fund's first full year.

A Reflects compensation received for the period January 1, 2008 through July 31, 2008 for 377 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC) and for the period August 1, 2008 through December 31, 2008 for 222 funds of 29 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2008, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $190,000; Alan J. Lacy, $72,917; Ned C. Lautenbach, $225,000; Joseph Mauriello, $79,167; Cornelia M. Small, $175,000; William S. Stavropoulos, $200,000; David M. Thomas, $72,917; and Michael E. Wiley, $72,917. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,439; and Michael E. Wiley, $24,998.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $6,399; Alan J. Lacy, $3,099; Ned C. Lautenbach, $7,578; Joseph Mauriello, $3,365; Cornelia M. Small, $5,894; William S. Stavropoulos, $6,736; David M. Thomas, $3,099; and Michael E. Wiley, $3,099. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $1,813; and Michael E. Wiley, $1,063.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,563; Alan J. Lacy, $1,184; Ned C. Lautenbach, $3,035; Joseph Mauriello, $1,286; Cornelia M. Small, $2,361; William S. Stavropoulos, $2,698; David M. Thomas, $1,184; and Michael E. Wiley, $1,184. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $710; and Michael E. Wiley, $406.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $906; Ned C. Lautenbach, $1,073; Cornelia M. Small, $834; and William S. Stavropoulos, $954. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $134.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $349; Ned C. Lautenbach, $413; Cornelia M. Small, $321; William S. Stavropoulos, $367. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $51.

F Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $420; Ned C. Lautenbach, $497; Cornelia M. Small, $387; and William S. Stavropoulos, $442. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $62.

As of February 28, 2009, approximately 65.39% of VIP Growth Strategies', 86.95% of VIP Balanced's, 8.12% of VIP Contrafund's, 93.78% of VIP Disciplined Small Cap's, 73.07% of VIP Dynamic Capital Appreciation's, 99.70% of VIP Emerging Markets', 10.93% of VIP Equity-Income's, 19.03% of VIP Growth & Income's, 17.13% of VIP Growth Opportunities', 13.42% of VIP Growth's, 88.93% of VIP Growth Stock's, 25.77% of VIP High Income's, 33.71% of VIP Index 500's, 97.45% of VIP International Capital Appreciation's, 9.12% of VIP Mid Cap's, 15.87% of VIP Overseas', 93.03% of VIP Real Estate's, 96.91% of VIP Value Leaders', 30.57% of VIP Value's, and 28.12% of VIP Value Strategies' total outstanding shares, respectively, were held by FMR affiliates. FMR LLC is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Growth Strategies', VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Emerging Markets', VIP Equity-Income's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth's, VIP Growth Stock's, VIP High Income's, VIP Index 500's, VIP International Capital Appreciation's, VIP Mid Cap's, VIP Overseas', VIP Real Estate's, VIP Value Leaders', VIP Value's, and VIP Value Strategies' shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2009, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
VIP Growth Strategies Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	87.04%
VIP Growth Strategies Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	10.29%
VIP Growth Strategies Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	90.78%
VIP Growth Strategies Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	9.28%
VIP Growth Strategies Portfolio: Service Class	Fidelity Investments	Boston	MA	89.62%
VIP Growth Strategies Portfolio: Service Class	Nationwide Financial	Columbus	OH	10.34%
VIP Growth Strategies Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	71.96%
VIP Growth Strategies Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	28.05%
VIP Balanced Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	74.62%
VIP Balanced Portfolio: Initial Class	Nationwide Financial	Columbus	OH	9.92%
VIP Balanced Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.85%
VIP Balanced Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	93.24%
VIP Balanced Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.80%
VIP Balanced Portfolio: Service Class	Nationwide Financial	Columbus	OH	92.29%
VIP Balanced Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	5.98%
VIP Balanced Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	54.39%
VIP Balanced Portfolio: Service Class 2	Sun Life	Boston	MA	18.01%
VIP Balanced Portfolio: Service Class 2	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	8.96%
VIP Balanced Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	8.87%
VIP Balanced Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	5.54%
VIP Contrafund Portfolio: Initial Class	ING	Windsor	CT	26.55%
VIP Contrafund Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	12.56%
VIP Contrafund Portfolio: Initial Class	Mass Mutual	Springfield	MA	7.19%
VIP Contrafund Portfolio: Initial Class	Mutual of America	New York	NY	6.84%
VIP Contrafund Portfolio: Initial Class	Nationwide Financial	Columbus	OH	6.75%
VIP Contrafund Portfolio: Initial Class	New York Life Group	New York	NY	6.53%
VIP Contrafund Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	86.42%
VIP Contrafund Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.97%
VIP Contrafund Portfolio: Service Class	Nationwide Financial	Columbus	OH	35.42%
VIP Contrafund Portfolio: Service Class	Lincoln National	Fort Wayne	IN	28.73%
VIP Contrafund Portfolio: Service Class	Phoenix	Greenfield	MA	7.13%
VIP Contrafund Portfolio: Service Class	Ameritas	Lincoln	NE	5.04%
VIP Contrafund Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	24.25%
VIP Contrafund Portfolio: Service Class 2	ING	West Chester	PA	15.47%
VIP Contrafund Portfolio: Service Class 2	Hartford Life	Hartford	CT	12.13%
VIP Contrafund Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	9.08%
VIP Contrafund Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.97%
VIP Disciplined Small Cap Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	88.35%
VIP Disciplined Small Cap Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.63%
VIP Disciplined Small Cap Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	91.81%
VIP Disciplined Small Cap Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	8.17%
VIP Disciplined Small Cap Portfolio: Service Class	Fidelity Investments	Boston	MA	100.00%
VIP Disciplined Small Cap Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	100.00%
VIP Dynamic Capital Appreciation Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	92.82%
VIP Dynamic Capital Appreciation Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.83%
VIP Dynamic Capital Appreciation Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	94.60%
VIP Dynamic Capital Appreciation Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.40%
VIP Dynamic Capital Appreciation Portfolio: Service Class	Nationwide Financial	Columbus	OH	96.48%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	22.36%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	MetLife	Hartford	CT	19.61%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Hartford Life	Hartford	CT	16.28%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	12.78%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Sun Life	Wellesley	MA	9.87%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	9.85%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	9.24%
VIP Emerging Markets Portfolio: Initial Class	Fidelity Investments	Boston	MA	95.38%
VIP Emerging Markets Portfolio: Initial Class R	Fidelity Investments Life Insurance	Boston	MA	88.33%
VIP Emerging Markets Portfolio: Initial Class R	Fidelity Investments	Boston	MA	8.64%
VIP Emerging Markets Portfolio: Investor Class R	Fidelity Investments Life Insurance	Boston	MA	83.70%
VIP Emerging Markets Portfolio: Investor Class R	Empire Fidelity Investments Life Ins. Co.	Boston	MA	10.26%
VIP Emerging Markets Portfolio: Investor Class R	Fidelity Investments	Boston	MA	5.96%
VIP Emerging Markets Portfolio: Service Class	Fidelity Investments	Boston	MA	100.00%
VIP Emerging Markets Portfolio: Service Class 2	Fidelity Investments	Boston	MA	99.94%
VIP Emerging Markets Portfolio: Service Class 2 R	Fidelity Investments	Boston	MA	99.94%
VIP Equity-Income Portfolio: Initial Class	Nationwide Financial	Columbus	OH	13.16%
VIP Equity-Income Portfolio: Initial Class	ING	Windsor	CT	13.09%
VIP Equity-Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	12.69%
VIP Equity-Income Portfolio: Initial Class	MetLife	Hartford	CT	6.65%
VIP Equity-Income Portfolio: Initial Class	Mutual of America	New York	NY	6.05%
VIP Equity-Income Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	6.00%
VIP Equity-Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	75.41%
VIP Equity-Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.61%
VIP Equity-Income Portfolio: Service Class	Nationwide Financial	Columbus	OH	84.97%
VIP Equity-Income Portfolio: Service Class	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	6.11%
VIP Equity-Income Portfolio: Service Class 2	ING	West Chester	PA	14.90%
VIP Equity-Income Portfolio: Service Class 2	Hartford Life	Hartford	CT	11.17%
VIP Equity-Income Portfolio: Service Class 2	Minnesota Mutual Companies, Inc.	Saint Paul	MN	10.46%
VIP Equity-Income Portfolio: Service Class 2	New York Life Group	New York	NY	9.72%
VIP Equity-Income Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	8.91%
VIP Equity-Income Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	7.76%
VIP Equity-Income Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	6.87%
VIP Equity-Income Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.55%
VIP Equity-Income Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.95%
VIP Growth & Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	45.47%
VIP Growth & Income Portfolio: Initial Class	Genworth Financial Securities Corporation	Richmond	VA	11.61%
VIP Growth & Income Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	6.52%
VIP Growth & Income Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.37%
VIP Growth & Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	42.59%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	13.79%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	9.35%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2010 Portfolio	Boston	MA	7.43%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2030 Portfolio	Boston	MA	7.33%
VIP Growth & Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.60%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2025 Portfolio	Boston	MA	5.62%
VIP Growth & Income Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	92.97%
VIP Growth & Income Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	69.30%
VIP Growth & Income Portfolio: Service Class 2	American Family Life Insurance Company	Madison	WI	10.36%
VIP Growth & Income Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.87%
VIP Growth Opportunities Portfolio: Initial Class	Nationwide Financial	Columbus	OH	34.20%
VIP Growth Opportunities Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	31.10%
VIP Growth Opportunities Portfolio: Initial Class	Symetra	Bellevue	WA	8.23%
VIP Growth Opportunities Portfolio: Initial Class	Genworth Financial Securities Corporation	Richmond	VA	6.76%
VIP Growth Opportunities Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	93.03%
VIP Growth Opportunities Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.96%
VIP Growth Opportunities Portfolio: Service Class	Phoenix	Greenfield	MA	68.92%
VIP Growth Opportunities Portfolio: Service Class	Nationwide Financial	Columbus	OH	23.49%
VIP Growth Opportunities Portfolio: Service Class 2	Sun Life	Wellesley	MA	32.56%
VIP Growth Opportunities Portfolio: Service Class 2	Aegon USA	Saint Petersburg	FL	20.83%
VIP Growth Opportunities Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	10.47%
VIP Growth Opportunities Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	8.98%
VIP Growth Opportunities Portfolio: Service Class 2	Security Benefit	Topeka	KS	8.85%
VIP Growth Opportunities Portfolio: Service Class 2	Commonwealth Annuity & Life Insurance Company	Worcester	MA	5.32%
VIP Growth Portfolio: Initial Class	Nationwide Financial	Columbus	OH	16.93%
VIP Growth Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	14.50%
VIP Growth Portfolio: Initial Class	ING	Windsor	CT	14.30%
VIP Growth Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	6.74%
VIP Growth Portfolio: Initial Class	Lincoln National	Fort Wayne	IN	5.74%
VIP Growth Portfolio: Initial Class	Nationwide Financial	Newark	DE	5.14%
VIP Growth Portfolio: Initial Class	American United Life Insurance Company	Indianapolis	IN	5.04%
VIP Growth Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	71.41%
VIP Growth Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	6.13%
VIP Growth Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.57%
VIP Growth Portfolio: Service Class	Nationwide Financial	Columbus	OH	61.25%
VIP Growth Portfolio: Service Class	Lincoln National	Fort Wayne	IN	19.23%
VIP Growth Portfolio: Service Class	Phoenix	Greenfield	MA	7.95%
VIP Growth Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	17.48%
VIP Growth Portfolio: Service Class 2	Hartford Life	Hartford	CT	12.15%
VIP Growth Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	10.54%
VIP Growth Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	7.76%
VIP Growth Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	6.83%
VIP Growth Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	6.63%
VIP Growth Portfolio: Service Class 2	Sun Life	Boston	MA	6.28%
VIP Growth Portfolio: Service Class 2	American Family Life Insurance Company	Madison	WI	5.89%
VIP Growth Portfolio: Service Class 2	ING	West Chester	PA	5.60%
VIP Growth Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.48%
VIP Growth Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	100.00%
VIP Growth Stock Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	94.15%
VIP Growth Stock Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.04%
VIP Growth Stock Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	92.32%
VIP Growth Stock Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.68%
VIP Growth Stock Portfolio: Service Class	Fidelity Investments	Boston	MA	100.00%
VIP Growth Stock Portfolio: Service Class 2	Allstate Life Insurance Company	Bannockburn	IL	62.06%
VIP Growth Stock Portfolio: Service Class 2	Fidelity Investments	Boston	MA	37.95%
VIP High Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	25.52%
VIP High Income Portfolio: Initial Class	Nationwide Financial	Columbus	OH	17.03%
VIP High Income Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	15.69%
VIP High Income Portfolio: Initial Class	American United Life Insurance Company	Indianapolis	IN	7.57%
VIP High Income Portfolio: Initial Class	MetLife	Hartford	CT	6.15%
VIP High Income Portfolio: Initial Class R	Nationwide Financial	Columbus	OH	84.61%
VIP High Income Portfolio: Initial Class R	Nationwide Financial	Newark	DE	15.49%
VIP High Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	71.07%
VIP High Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	12.53%
VIP High Income Portfolio: Service Class	Nationwide Financial	Columbus	OH	85.75%
VIP High Income Portfolio: Service Class 2	Ameritas	Lincoln	NE	25.93%
VIP High Income Portfolio: Service Class 2	Midland National Life Insurance & Annuity Co.	Sioux Falls	SD	10.73%
VIP High Income Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	8.74%
VIP High Income Portfolio: Service Class 2	FBL Financial Group	West Des Moines	IA	8.44%
VIP High Income Portfolio: Service Class 2	AXA Financial	New York	NY	8.29%
VIP High Income Portfolio: Service Class 2	Allstate Life Insurance Company	Bannockburn	IL	8.15%
VIP High Income Portfolio: Service Class 2	Principal Financial Group	Des Moines	IA	7.81%
VIP High Income Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	5.98%
VIP High Income Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	5.83%
VIP High Income Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.94%
VIP High Income Portfolio: Service Class R	Nationwide Financial	Columbus	OH	100.00%
VIP Index 500 Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	34.69%
VIP Index 500 Portfolio: Initial Class	ING	Windsor	CT	6.74%
VIP Index 500 Portfolio: Initial Class	New York Life Group	New York	NY	5.15%
VIP Index 500 Portfolio: Service Class	Zurich Insurance Group	Mercer Island	WA	52.42%
VIP Index 500 Portfolio: Service Class	Sun Life	Boston	MA	36.89%
VIP Index 500 Portfolio: Service Class	Protective Life Insurance Company	Birmingham	AL	10.38%
VIP Index 500 Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	25.89%
VIP Index 500 Portfolio: Service Class 2	Allstate Life Insurance Company	Lincoln	NE	15.43%
VIP Index 500 Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	10.90%
VIP Index 500 Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	9.81%
VIP Index 500 Portfolio: Service Class 2	Protective Life Insurance Company	Birmingham	AL	9.34%
VIP Index 500 Portfolio: Service Class 2	Midland National Life Insurance & Annuity Co.	Sioux Falls	SD	7.57%
VIP Index 500 Portfolio: Service Class 2	Security Benefit	Topeka	KS	5.43%
VIP Index 500 Portfolio: Service Class 2	Aegon USA	Saint Petersburg	FL	5.15%
VIP International Capital Appreciation Portfolio: Initial Class	Aegon USA	Cedar Rapids	IA	71.97%
VIP International Capital Appreciation Portfolio: Initial Class	Minnesota Mutual Companies, Inc.	Saint Paul	MN	27.99%
VIP International Capital Appreciation Portfolio: Initial Class R	Fidelity Investments Life Insurance	Boston	MA	89.39%
VIP International Capital Appreciation Portfolio: Initial Class R	Empire Fidelity Investments Life Ins. Co.	Boston	MA	10.56%
VIP International Capital Appreciation Portfolio: Investor Class R	Fidelity Investments Life Insurance	Boston	MA	90.42%
VIP International Capital Appreciation Portfolio: Investor Class R	Empire Fidelity Investments Life Ins. Co.	Boston	MA	9.68%
VIP International Capital Appreciation Portfolio: Service Class	Fidelity Investments	Boston	MA	99.93%
VIP International Capital Appreciation Portfolio: Service Class 2	Great West	Englewood	CO	62.07%
VIP International Capital Appreciation Portfolio: Service Class 2	Fidelity Investments	Boston	MA	31.18%
VIP International Capital Appreciation Portfolio: Service Class 2	Phoenix	Greenfield	MA	6.79%
VIP International Capital Appreciation Portfolio: Service Class 2 R	Fidelity Investments	Boston	MA	99.91%
VIP International Capital Appreciation Portfolio: Service Class R	Fidelity Investments	Boston	MA	99.93%
VIP Mid Cap Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	38.45%
VIP Mid Cap Portfolio: Initial Class	ING	Windsor	CT	15.64%
VIP Mid Cap Portfolio: Initial Class	Mutual of America	New York	NY	9.83%
VIP Mid Cap Portfolio: Initial Class	Great West	Englewood	CO	6.46%
VIP Mid Cap Portfolio: Initial Class	Lincoln National	Fort Wayne	IN	5.34%
VIP Mid Cap Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	82.47%
VIP Mid Cap Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.40%
VIP Mid Cap Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	61.18%
VIP Mid Cap Portfolio: Service Class	Nationwide Financial	Columbus	OH	16.53%
VIP Mid Cap Portfolio: Service Class	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	11.57%
VIP Mid Cap Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	32.67%
VIP Mid Cap Portfolio: Service Class 2	MetLife	Hartford	CT	8.41%
VIP Mid Cap Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	6.72%
VIP Mid Cap Portfolio: Service Class 2	Northwestern Mutual Variable Life Insur Co	Milwaukee	WI	6.06%
VIP Mid Cap Portfolio: Service Class 2	Hartford Life	Hartford	CT	5.83%
VIP Mid Cap Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	5.46%
VIP Overseas Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	13.38%
VIP Overseas Portfolio: Initial Class	Nationwide Financial	Columbus	OH	13.33%
VIP Overseas Portfolio: Initial Class	American United Life Insurance Company	Indianapolis	IN	9.90%
VIP Overseas Portfolio: Initial Class	ING	Windsor	CT	9.76%
VIP Overseas Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	5.47%
VIP Overseas Portfolio: Initial Class	Genworth Financial Securities Corporation	Richmond	VA	5.16%
VIP Overseas Portfolio: Initial Class R	Fidelity Investments Life Insurance	Boston	MA	48.03%
VIP Overseas Portfolio: Initial Class R	Nationwide Financial	Columbus	OH	29.83%
VIP Overseas Portfolio: Initial Class R	Nationwide Financial	Newark	DE	18.47%
VIP Overseas Portfolio: Investor Class R	Fidelity Investments Life Insurance	Boston	MA	70.87%
VIP Overseas Portfolio: Investor Class R	VIP Investor Freedom 2020 Portfolio	Boston	MA	6.46%
VIP Overseas Portfolio: Investor Class R	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.72%
VIP Overseas Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	45.62%
VIP Overseas Portfolio: Service Class	Nationwide Financial	Columbus	OH	36.00%
VIP Overseas Portfolio: Service Class	Lincoln National	Fort Wayne	IN	9.65%
VIP Overseas Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	41.72%
VIP Overseas Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	22.57%
VIP Overseas Portfolio: Service Class 2	Principal Financial Group	Des Moines	IA	9.28%
VIP Overseas Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	7.45%
VIP Overseas Portfolio: Service Class 2	Allstate Life Insurance Company	Lincoln	NE	5.70%
VIP Overseas Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.97%
VIP Overseas Portfolio: Service Class R	Nationwide Financial	Columbus	OH	97.18%
VIP Real Estate Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	91.55%
VIP Real Estate Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.70%
VIP Real Estate Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	92.49%
VIP Real Estate Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.53%
VIP Real Estate Portfolio: Service Class	Fidelity Investments	Boston	MA	99.96%
VIP Real Estate Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	62.25%
VIP Real Estate Portfolio: Service Class 2	Fidelity Investments	Boston	MA	17.80%
VIP Real Estate Portfolio: Service Class 2	FBL Financial Group	West Des Moines	IA	15.87%
VIP Value Leaders Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	94.64%
VIP Value Leaders Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.32%
VIP Value Leaders Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	91.38%
VIP Value Leaders Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	8.66%
VIP Value Leaders Portfolio: Service Class	Fidelity Investments	Boston	MA	99.36%
VIP Value Leaders Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	66.03%
VIP Value Leaders Portfolio: Service Class 2	Fidelity Investments	Boston	MA	33.88%
VIP Value Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	32.96%
VIP Value Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	20.11%
VIP Value Portfolio: Initial Class	VIP Freedom 2010 Portfolio	Boston	MA	16.54%
VIP Value Portfolio: Initial Class	VIP Freedom 2030 Portfolio	Boston	MA	12.15%
VIP Value Portfolio: Initial Class	VIP Freedom 2015 Portfolio	Boston	MA	9.59%
VIP Value Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	40.64%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	14.72%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	9.99%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2010 Portfolio	Boston	MA	7.95%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2030 Portfolio	Boston	MA	7.80%
VIP Value Portfolio: Service Class	Nationwide Financial	Columbus	OH	81.56%
VIP Value Portfolio: Service Class	Fidelity Investments	Boston	MA	18.40%
VIP Value Portfolio: Service Class 2	AXA Financial	New York	NY	71.63%
VIP Value Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	20.43%
VIP Value Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	7.92%
VIP Value Strategies Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	65.40%
VIP Value Strategies Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	11.44%
VIP Value Strategies Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.35%
VIP Value Strategies Portfolio: Initial Class	VIP Freedom 2010 Portfolio	Boston	MA	5.77%
VIP Value Strategies Portfolio: Service Class	Nationwide Financial	Columbus	OH	93.30%
VIP Value Strategies Portfolio: Service Class	Nationwide Financial	Newark	DE	6.66%
VIP Value Strategies Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	55.75%
VIP Value Strategies Portfolio: Service Class 2	Hartford Life	Hartford	CT	13.85%
VIP Value Strategies Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	13.66%
VIP Value Strategies Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	66.04%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	7.49%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2025 Portfolio	Boston	MA	5.99%
VIP Value Strategies Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.70%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	5.09%

As of February 28, 2009, approximately 48.41% of VIP Growth & Income Portfolio's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 25.51% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 32.89% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Phoenix, Greenfield, MA; approximately 45.75% of VIP Growth Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 27.35% of VIP High Income Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 29.72% of VIP Mid Cap Portfolio's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; and approximately 26.67% of VIP Value Strategies Portfolio's total outstanding shares was held by Aegon USA, Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), FRAC, and FMR Co., Inc. (FMRC). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at One Post Office Square, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FMR H.K., FMR Japan, FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Index 500 but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Index 500 will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap and VIP Index 500). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap and VIP Index 500). FMR provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of each fund. Under its management contract with each fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of each fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management-Related Expenses (for VIP Index 500). Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund, with the exception of the following: interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

FMR and the fund have entered into the VIP Index 500 Portfolio 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the fund to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation) of each current class to 0.10%. This Expense Contract may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses. The fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, VIP Index 500 pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month.

For the services of FMR under the management contract, each fund (except VIP Index 500) pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for VIP High Income.

INCOME FUND

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-	6.3400		50.2188
6	-	9.3100		100.1869
9	-	12.2800		150.1736
12	-	15.2500		200.1652
15	-	18.2200		250.1587
18	-	21.2000		300.1536
21	-	24.1900		350.1494
24	-	30.1800		400.1459
30	-	36.1750		450.1427
36	-	42.1700		500.1399
42	-	48.1650		550.1372
48	-	66.1600		600.1349
66	-	84.1550		650.1328
84	-	120.1500		700.1309
120	-	156.1450		750.1291
156	-	192.1400		800.1275
192	-	228.1350		850.1260
228	-	264.1300		900.1246
264	-	300.1275		950.1233
300	-	336.1250		1,000.1220
336	-	372.1225		1,050.1209
372	-	408.1200		1,100.1197
408	-	444.1175		1,150.1187
444	-	480.1150		1,200.1177
480	-	516.1125		1,250.1167
516	-	587.1100		1,300.1158
587	-	646.1080		1,350.1149
646	-	711.1060		1,400.1141
711	-	782.1040		1,450.1132
782	-	860.1020		1,500.1125
860	-	946.1000		1,550.1117
946	-	1,041.0980		1,600.1110
1,041	-	1,145.0960		1,650.1103
1,145	-	1,260.0940		1,700.1096
1,260	-	1,386.0920		1,750.1089
1,386	-	1,525.0900		1,800.1083
1,525	-	1,677.0880		1,850.1077
1,677	-	1,845.0860		1,900.1070
Over		1,845.0840		1,950.1065
				2,000.1059

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,048 billion of group net assets - the approximate level for December 2008 - was 0.1209%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,048 billion.

The following is the fee schedule for the growth/growth & income funds.

GROWTH/GROWTH & INCOME FUNDS

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6.4900		50.3823
6	-	9.4600		100.3512
9	-	12.4300		150.3371
12	-	15.4000		200.3284
15	-	18.3850		250.3219
18	-	21.3700		300.3163
21	-	24.3600		350.3113
24	-	30.3500		400.3067
30	-	36.3450		450.3024
36	-	42.3400		500.2982
42	-	48.3350		550.2942
48	-	66.3250		600.2904
66	-	84.3200		650.2870
84	-	102.3150		700.2838
102	-	138.3100		750.2809
138	-	174.3050		800.2782
174	-	210.3000		850.2756
210	-	246.2950		900.2732
246	-	282.2900		950.2710
282	-	318.2850		1,000.2689
318	-	354.2800		1,050.2669
354	-	390.2750		1,100.2649
390	-	426.2700		1,150.2631
426	-	462.2650		1,200.2614
462	-	498.2600		1,250.2597
498	-	534.2550		1,300.2581
534	-	587.2500		1,350.2566
587	-	646.2463		1,400.2551
646	-	711.2426		1,450.2536
711	-	782.2389		1,500.2523
782	-	860.2352		1,550.2510
860	-	946.2315		1,600.2497
946	-	1,041.2278		1,650.2484
1,041	-	1,145.2241		1,700.2472
1,145	-	1,260.2204		1,750.2460
1,260	-	1,386.2167		1,800.2449
1,386	-	1,525.2130		1,850.2438
1,525	-	1,677.2093		1,900.2427
1,677	-	1,845.2056		1,950.2417
Over		1,845.2019		2,000.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,048 billion of group net assets - the approximate level for December 2008 - was 0.2669%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,048 billion.

The individual fund fee rate for each fund (except VIP Index 500) is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2008, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Balanced	0.2669%	+	0.1500%	=	0.4169%
VIP Contrafund	0.2669%	+	0.3000%	=	0.5669%
VIP Disciplined Small Cap	0.2669%	+	0.4500%	=	0.7169%
VIP Dynamic Capital Appreciation	0.2669%	+	0.3000%	=	0.5669%
VIP Emerging Markets	0.2669%	+	0.5500%	=	0.8169%
VIP Equity-Income	0.2669%	+	0.2000%	=	0.4669%
VIP Growth	0.2669%	+	0.3000%	=	0.5669%
VIP Growth & Income	0.2669%	+	0.2000%	=	0.4669%
VIP Growth Opportunities	0.2669%	+	0.3000%	=	0.5669%
VIP Growth Stock	0.2669%	+	0.3000%	=	0.5669%
VIP Growth Strategies	0.2669%	+	0.3500%	=	0.6169%
VIP High Income	0.1209%	+	0.4500%	=	0.5709%
VIP International Capital Appreciation	0.2669%	+	0.4500%	=	0.7169%
VIP Mid Cap	0.2669%	+	0.3000%	=	0.5669%
VIP Overseas	0.2669%	+	0.4500%	=	0.7169%
VIP Real Estate	0.2669%	+	0.3000%	=	0.5669%
VIP Value	0.2669%	+	0.3000%	=	0.5669%
VIP Value Leaders	0.2669%	+	0.3000%	=	0.5669%
VIP Value Strategies	0.2669%	+	0.3000%	=	0.5669%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund (except VIP Disciplined Small Cap and VIP Index 500) to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Balanced	2008	$ 4,316,699
	2007	$ 2,259,812
	2006	$ 1,611,736
VIP Contrafund	2008	$ 114,153,140
	2007	$ 128,749,240
	2006	$ 106,556,930
VIP Dynamic Capital Appreciation	2008	$ 375,195
	2007	$ 611,578
	2006	$ 602,746
VIP Emerging Markets	2008*	$ 66,190
	2007	--
	2006	--
VIP Equity-Income	2008	$ 37,660,888
	2007	$ 54,886,519
	2006	$ 51,498,631
VIP Growth	2008	$ 31,671,478
	2007	$ 41,821,194
	2006	$ 43,960,841
VIP Growth & Income	2008	$ 5,498,499
	2007	$ 7,009,361
	2006	$ 7,369,711
VIP Growth Opportunities	2008	$ 2,633,852
	2007	$ 3,467,680
	2006	$ 3,275,689
VIP Growth Stock	2008	$ 121,825
	2007	$ 106,536
	2006	$ 141,829
VIP Growth Strategies	2008	$ 155,090
	2007	$ 180,642
	2006	$ 125,204
VIP High Income	2008	$ 5,717,672
	2007	$ 7,336,670
	2006	$ 7,904,598
VIP International Capital Appreciation	2008	$ 332,126
	2007	$ 475,959
	2006	$ 269,846
VIP Mid Cap	2008	$ 41,041,312
	2007	$ 45,982,027
	2006	$ 38,457,884
VIP Overseas	2008	$ 18,746,290
	2007	$ 24,785,369
	2006	$ 21,497,437
VIP Real Estate	2008	$ 533,401
	2007	$ 1,142,516
	2006	$ 1,107,272
VIP Value	2008	$ 604,594
	2007	$ 675,874
	2006	$ 327,306
VIP Value Leaders	2008	$ 370,251
	2007	$ 474,066
	2006	$ 349,764
VIP Value Strategies	2008	$ 1,847,630
	2007	$ 3,053,128
	2006	$ 2,369,855

* VIP Emerging Markets commenced operations on January 23, 2008.

Sub-Adviser - Geode. VIP Disciplined Small Cap, VIP Index 500, and FMR have entered into sub-advisory agreements with Geode. Pursuant to the sub-advisory agreements, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the terms of the sub-advisory agreements, for providing investment management services to VIP Disciplined Small Cap and VIP Index 500, FMR, and not the funds, pays Geode fees at an annual rate of 0.225% and 0.10%, respectively, of the average net assets of each fund.

The following table shows the amount of management fees paid by VIP Disciplined Small Cap and VIP Index 500 to FMR and the amount of sub-advisory fees paid by FMR, on behalf of each fund, to Geode for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2008	$ 241,952	$ 76,774
	2007	$ 278,289	$ 88,373
	2006	$ 81,566	$ 25,940
VIP Index 500	2008	$ 2,365,953	$ 237,165
	2007	$ 3,088,138	$ 308,811
	2006	$ 2,850,812	$ 285,108


FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of VIP Balanced, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement, FMR, and not the fund, pays FIMM's fees.

Sub-Adviser - FMRC. On behalf of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Emerging Markets, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Balanced, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of VIP Disciplined Small Cap and VIP Index 500, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States. Under the terms of the master international research agreement, FMR, and not the funds, pays FIIA. Under the terms of the sub-research agreements, FIIA, and not the funds, pays FIIA(U.K.)L and FIJ.

Sub-Adviser - FRAC. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR, FMRC, FIMM, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. Under the terms of the research agreement, FMR and FMRC, and not the funds, agree, in the aggregate, to pay FRAC.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. On behalf of VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

Steven Calhoun is the portfolio manager of VIP Growth Strategies and receives compensation for his services. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jason Weiner is the portfolio manager of VIP Growth and receives compensation for his services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. Steven Wymer is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Jeffrey Feingold is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value and receives compensation for his services. Charles Hebard is the portfolio manager of VIP Value Leaders and receives compensation for his services. Matthew Friedman is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2008 (January 31, 2009 for Mr. Wymer), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index	Peer Group
VIP Dynamic Capital Appreciation	S&P 500 Index	Morningstar® Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth Categories
VIP Equity-Income	Russell 3000® Value Index	Lipper Equity Income Objective
VIP Growth	Russell 3000 Growth Index	Morningstar Large Cap Growth and Mid Cap Growth Categories
VIP Growth & Income	S&P 500 Index	Morningstar Large Cap Blend Category
VIP Growth Opportunities	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
VIP Growth Stock	Russell 1000 Growth Index	Morningstar Large Cap Growth Category
VIP Growth Strategies	Russell Midcap Growth Index	Morningstar Mid Cap Growth Category
VIP Mid Cap	S&P MidCap 400 Index	Morningstar Mid Cap Blend Category
VIP Value	Russell 3000 Value Index	Morningstar Large Cap Value Category
VIP Value Leaders	Russell 1000 Value Index	Morningstar Large Cap Value Category
VIP Value Strategies	Russell Midcap Value Index	Morningstar Mid Cap Value Category

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,622	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,608	none	none

* Includes VIP Growth Strategies ($14 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth Strategies beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,125	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,083	none	none

* Includes VIP Dynamic Capital Appreciation ($42 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,120	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($5,174 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Weiner as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 7,275	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 963	none	none

* Includes VIP Growth ($3,277 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth beneficially owned by Mr. Weiner was none.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,551	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 557	none	none

* Includes VIP Growth & Income ($732 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was $1-$10,000.

The following table provides information relating to other accounts managed by Mr. Wymer as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 23,757	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 23,491	none	none

* Includes VIP Growth Opportunities ($265 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Wymer was none.

The following table provides information relating to other accounts managed by Mr. Feingold as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 557	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 547	none	none

* Includes VIP Growth Stock ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Feingold was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,599	none	$ 599
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($5,271 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,087	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,004	none	none

* Includes VIP Value ($83 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value beneficially owned by Mr. Fentin was none.

The following table provides information relating to other accounts managed by Mr. Hebard as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 416	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 370	none	none

* Includes VIP Value Leaders ($45 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hebard was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,623	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,166	none	none

* Includes VIP Value Strategies ($189 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Friedman was none.

Robert Stansky is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The assets of VIP Contrafund are allocated among sector sub-portfolios. As of the date of this SAI, the fund is invested in the following sub-portfolios:

VIP Sub-Portfolio	Co-Manager
Consumer Discretionary	John Roth
Consumer Staples	Robert Lee
Energy	Matthew Friedman
Financials	Pierre Sorel
Health Care	Stephen Kaye
Industrials	John Avery
Information Technology	Adam Hetnarski
Materials	John Avery
Telecom Services	Douglas Simmons
Utilities	Douglas Simmons

Adam Hetnarski is a co-manager of VIP Contrafund and receives compensation for his services. Stephen Kaye is a co-manager of VIP Contrafund and receives compensation for his services. Robert Lee is a co-manager of VIP Contrafund and receives compensation for his services. Pierre Sorel is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	VIP Sub-Portfolio Benchmark Index
Adam Hetnarski	S&P 500 Information Technology
Stephen Kaye	S&P 500 Health Care
Robert Lee	S&P 500 Consumer Staples
Pierre Sorel	S&P 500 Financials

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

John Avery is a co-manager of VIP Contrafund and receives compensation for his services. Matthew Friedman is a co-manager of VIP Contrafund and receives compensation for his services. John Roth is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR, including the management of the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Douglas Simmons is a research analyst and a co-manager of VIP Contrafund. Research analysts who also manage sector sub-portfolios are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of December 31, 2008, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the benchmark index identified in the table below. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	VIP Sub-Portfolio Benchmark Index
Douglas Simmons	S&P 500 Telecom Services
Douglas Simmons	S&P 500 Utilities

The sector fund manager's compensation plan may give rise to potential conflicts of interest. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Stansky as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 35,566	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,032	none	none

* Includes VIP Contrafund ($14,247 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,342	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 441	none	none

* Includes VIP Contrafund ($2,176 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Kaye as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,095	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 422	none	none

* Includes VIP Contrafund ($2,051 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Lee as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,120	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 370	none	none

* Includes VIP Contrafund ($1,818 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sorel as of December 31,

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,670	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 377	none	none

* Includes VIP Contrafund ($1,840 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Avery as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 8,558	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 410	none	none

* Includes VIP Contrafund ($1,995 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,623	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,166	none	none

* Includes VIP Contrafund ($2,386 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Roth as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 3,488	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,431	none	none

* Includes VIP Contrafund ($1,149 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,726	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,001	none	none

* Includes VIP Contrafund ($1,096 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

Dollar range of shares of VIP Contrafund beneficially owned by each co-manager as of December 31, 2008:

Co-Manager	Dollar Range of Shares
Robert Stansky	none
Adam Hetnarski	none
Stephen Kaye	$10,001-$50,000
Robert Lee	none
Pierre Sorel	$1-$10,000
John Avery	none
Matthew Friedman	none
John Roth	none
Douglas Simmons	none

Graeme Rockett is the portfolio manager of VIP Overseas and receives compensation for his services. Sammy Simnegar is the portfolio manager of VIP International Capital Appreciation and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Rockett's bonus that is linked to the investment performance of VIP Overseas is based on the pre-tax investment performance of the fund measured against the MSCI® EAFE® Index (net MA tax) and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar Foreign Large Cap Blend Category. The portion of Mr. Simnegar's bonus that is linked to the investment performance of VIP International Capital Appreciation is based on the fund's pre-tax investment performance measured against the MSCI All Country World ex U.S. Index (net MA tax) and the fund's pre-tax investment performance within the Morningstar Foreign Large Cap Blend, Foreign Large Cap Value, and Foreign Large Cap Growth Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rockett as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,598	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 965	none	none

* Includes VIP Overseas ($1,633 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Overseas beneficially owned by Mr. Rockett was none.

The following table provides information relating to other accounts managed by Mr. Simnegar as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 367	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 344	none	none

* Includes VIP International Capital Appreciation ($24 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP International Capital Appreciation beneficially owned by Mr. Simnegar was none.

Robert von Rekowsky is the portfolio manager of VIP Emerging Markets and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets Index and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. von Rekowsky as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,332	$ 153	$ 2,663
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Emerging Markets ($8 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year end.

As of December 31, 2008, the dollar range of shares of VIP Emerging Markets beneficially owned by Mr. von Rekowsky was none.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and does not receive compensation for his services to the fund. Substantially all of the bond assets of the fund are invested in VIP Investment Grade Central Fund, for which the co-manager is compensated as described below. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Rakers' base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead portfolio manager's bonus are based on the pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the lead portfolio manager's bonus is based on the lead portfolio manager's overall contribution to management of FMR. The portion of the lead portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's base salary is determined by level of responsibility and tenure at FMR or its affiliates. A component of the co-manager's bonus is based on the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the co-portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Barclays Capital U.S. Aggregate Bond Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 7,195	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,173	none	none

* Includes VIP Balanced ($1,022 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 33,727	$ 6,386	$ 3,752
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Balanced ($306 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Securities Index and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC., FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 701	$ 318	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,460	$ 952	$ 1,257
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income ($770 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

VIP Index 500 and VIP Disciplined Small Cap are managed by Geode, a sub-adviser to each fund. Jeffrey Adams is the lead manager of each fund and receives compensation for his services. Bobe Simon is a portfolio manager of each fund and receives compensation for his services. Patrick Waddell is a portfolio manager of each fund and receives compensation for his services. Premkumar Narasimhan is a portfolio manager of each fund and receives compensation for his services. Lou Bottari is an assistant portfolio manager of each fund and receives compensation for his services. As of December 31, 2008 (January 31, 2009 for Mr. Narasimhan and Mr. Bottari), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to each fund's relative pre-tax investment performance measured against the S&P 500 Index (VIP Index 500) or the Russell 2000 Index (VIP Disciplined Small Cap). A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. A manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,721 (in millions) assets managed) and VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Adams was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,721 (in millions) assets managed) and VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Simon was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,721 (in millions) assets managed) and VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Waddell was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,573 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Narasimhan was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Narasimhan was none.

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Index 500 ($1,573 (in millions) assets managed) and VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Bottari was none and the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Bottari was none.

PROXY VOTING GUIDELINES

Fidelity Fund Proxy Voting Guidelines

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. FMR Investment Proxy Research votes proxies. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the Guidelines.

 E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

 B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 G. Large-Capitalization Company - a company included in the Russell 1000 stock index.

 H. Small-Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 7. The board is not comprised of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity award plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company, 15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

 FMR will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (Large-Capitalization Company) and 10% (Small-or Micro-Capitalization Company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

 2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 3. The company's relative performance compared to other companies within the relevant industry or industries;

 4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

 1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

Geode Proxy Voting Policies

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including, but not limited to Geode's President, Chief Operating Officer ("COO"), Chief Legal Officer ("CLO"), Chief Compliance Officer ("CCO") and Compliance Manager. Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which are accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interest of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify other members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in the clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode's best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode's clients.

Policies

All proxy votes shall be considered and made in a manner consistent with the best interest of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by members of Geode's Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, and members of the Operations Committee, which shall make the voting decision.

When voting the securities on non-US issuers, Geode will evaluate proposals in accordance with these policies but will also take local market standards of best practices into consideration. Geode may also limit or modify its voting at certain non-US meetings (e.g., if shares are required to be blocked or reregistered in connection with voting). Geode's specific policies are as follows:

I. Election of Directors

Geode will generally vote FOR incumbent members of a board of directors except:

  The incumbent board member failed to attend at least 75% of meetings in the previous year and does not provide a reasonable explanation.
  Independent Directors do not compromise a majority of the board or certain key committees (e.g., audit, compensation, and nominating).
  In Other Circumstances on a CASE-BY-CASE basis where a member of the board has acted in a manner inconsistent with the interests if shareholders of a company whose securities are held in client accounts.

II. Majority Election. Unless a company has a policy achieving a similar result, Geode will generally vote in favor of a proposal calling for directors to be elected by a majority of votes cast in a board election provided that the plurality vote applies when there are more nominees than board seats.

III. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that Geode deems to be excessive in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; (d) the Pill includes a qualifying offer clause; and (e) shareholder approval is required to reinstate the expired Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

IV. Vote FOR proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

V. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

VI. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

VII. Vote FOR elimination of Preemptive Rights.

VIII. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

IX. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

X. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XI. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

XII. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XIII. Vote FOR management proposals to Reduce the Par Value of common stock.

XIV. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 20% with all other situations addressed on a CASE-BY-CASE basis.

XV. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XVI. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XVII. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVIII. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XIX. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XX. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the dilution limits applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XXI. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the relevant criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XXII. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXIII. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXIV. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXV. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except:

  Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Initial Class, Service Class, and Service Class 2 of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class, Service Class, and Service Class 2 and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class and Service Class 2 of each fund is described in the prospectus for that class.

SERVICE CLASS DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2008.

Fund

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

VIP Balanced	$ 7,388	$ 7,388
VIP Contrafund	$ 2,302,868	$ 2,302,868
VIP Disciplined Small Cap	$ 1,115	$ 1,115
VIP Dynamic Capital Appreciation	$ 468	$ 468
VIP Emerging Markets	$ 658	$ 658
VIP Equity-Income	$ 666,932	$ 666,932
VIP Growth	$ 663,269	$ 663,269
VIP Growth & Income	$ 272,377	$ 272,377
VIP Growth Opportunities	$ 184,899	$ 184,899
VIP Growth Stock	$ 1,887	$ 1,887
VIP Growth Strategies	$ 909	$ 909
VIP High Income	$ 141,929	$ 141,929
VIP Index 500	$ 32,548	$ 32,548
VIP International Capital Appreciation	$ 301	$ 301
VIP Mid Cap	$ 878,866	$ 878,866
VIP Overseas	$ 268,559	$ 268,559
VIP Real Estate	$ 2,982	$ 2,982
VIP Value	$ 708	$ 708
VIP Value Leaders	$ 1,926	$ 1,926
VIP Value Strategies	$ 41,072	$ 41,072

SERVICE CLASS 2 DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2008.

Fund

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

VIP Balanced	$ 287,153	$ 287,153
VIP Contrafund	$ 20,383,461	$ 20,383,461
VIP Disciplined Small Cap	$ 7,576	$ 7,576
VIP Dynamic Capital Appreciation	$ 42,207	$ 42,207
VIP Emerging Markets	$ 1,642	$ 1,642
VIP Equity-Income	$ 5,040,690	$ 5,040,690
VIP Growth	$ 1,750,131	$ 1,750,131
VIP Growth & Income	$ 1,172,962	$ 1,172,962
VIP Growth Opportunities	$ 120,884	$ 120,884
VIP Growth Stock	$ 10,127	$ 10,127
VIP Growth Strategies	$ 22,892	$ 22,892
VIP High Income	$ 232,667	$ 232,667
VIP Index 500	$ 564,282	$ 564,282
VIP International Capital Appreciation	$ 1,259	$ 1,259
VIP Mid Cap	$ 12,513,636	$ 12,513,636
VIP Overseas	$ 1,584,292	$ 1,584,292
VIP Real Estate	$ 8,696	$ 5,363
VIP Value	$ 21,520	$ 21,520
VIP Value Leaders	$ 10,244	$ 10,244
VIP Value Strategies	$ 372,259	$ 372,259

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including insurance companies or their affiliated broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

Under each Service Class and Service Class 2 Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Service Class and Service Class 2 Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries, including insurance companies or their affiliated broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Initial Class Plan does not authorize payments by Initial Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Initial Class shares, additional sales of Initial Class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class and Service Class 2 Plan does not provide for specific payments by Service Class and Service Class 2 of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, including affiliates of FDC, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for each class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of each class's average daily net assets, with respect to each account in a fund.

For each fund (except VIP High Income), the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners' accounts.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0389% of the first $1 billion of average net assets, 0.0275% of average net assets between $1 billion and $4 billion, 0.0041% of average net assets between $4 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP High Income are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas are 0.0518% of the first $500 million of average net assets, 0.0415% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Balanced are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Index 500 are 0.0389% of the first $500 million of average net assets, 0.0207% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds (except VIP Index 500) to FSC for the past three fiscal years are shown in the following table.

Fund	2008	2007	2006
VIP Balanced	$ 441,574	$ 263,224	$ 202,858
VIP Contrafund	$ 1,715,770	$ 1,824,328	$ 1,762,513
VIP Disciplined Small Cap	$ 13,280	$ 15,280	$ 4,706
VIP Dynamic Capital Appreciation	$ 26,120	$ 42,586	$ 44,297
VIP Emerging Markets	$ 4,236*	--	--
VIP Equity-Income	$ 1,215,337	$ 1,369,801	$ 1,414,943
VIP Growth	$ 1,099,262	$ 1,184,333	$ 1,269,189
VIP Growth & Income	$ 386,796	$ 477,425	$ 522,307
VIP Growth Opportunities	$ 180,013	$ 228,782	$ 230,069
VIP Growth Stock	$ 8,507	$ 7,427	$ 10,346
VIP Growth Strategies	$ 9,911	$ 11,554	$ 8,393
VIP High Income	$ 360,857	$ 447,040	$ 502,943
VIP International Capital Appreciation	$ 24,311	$ 34,852	$ 20,752
VIP Mid Cap	$ 1,183,766	$ 1,215,634	$ 1,227,658
VIP Overseas	$ 1,150,515	$ 1,477,166	$ 1,378,252
VIP Real Estate	$ 37,132	$ 79,479	$ 80,836
VIP Value	$ 42,370	$ 47,083	$ 23,896
VIP Value Leaders	$ 25,806	$ 33,021	$ 25,535
VIP Value Strategies	$ 129,200	$ 206,756	$ 173,115

* VIP Emerging Markets commenced operations on January 23, 2008.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2008, 2007, and 2006, VIP Emerging Markets*,VIP High Income, VIP Index 500, VIP Growth Strategies, and VIP Real Estate did not pay FSC for securities lending.

Payments made by VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Value, VIP Value Leaders, and VIP Value Strategies to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2008	2007	2006
VIP Balanced	$ 1,834	$ 575	$ 253
VIP Contrafund	$ 63,387	$ 51,309	$ 43,112
VIP Disciplined Small Cap	$ 168	$ 40	$ 0
VIP Dynamic Capital Appreciation	$ 1,855	$ 760	$ 2,125
VIP Equity-Income	$ 34,613	$ 35,413	$ 33,248
VIP Growth	$ 16,903	$ 23,407	$ 13,881
VIP Growth & Income	$ 4,795	$ 2,501	$ 883
VIP Growth Opportunities	$ 4,158	$ 6,407	$ 8,598
VIP Growth Stock	$ 146	$ 140	$ 13
VIP International Capital Appreciation	$ 409	$ 474	$ 96
VIP Mid Cap	$ 70,126	$ 52,110	$ 20,949
VIP Overseas	$ 23,583	$ 29,215	$ 21,762
VIP Value	$ 5,255	$ 640	$ 0
VIP Value Leaders	$ 203	$ 278	$ 66
VIP Value Strategies	$ 5,563	$ 4,354	$ 1,301

* VIP Emerging Markets commenced operations on January 23, 2008.

For VIP Index 500, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services, pricing and bookkeeping services, and administration of the securities lending program under the terms of its management contract and Expense Contracts with the fund.

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Contrafund® Portfolio, Disciplined Small Cap Portfolio, and Index 500 Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. Emerging Markets Portfolio, Growth Stock Portfolio, International Capital Appreciation Portfolio, Real Estate Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. On April 30, 2009, Growth Strategies Portfolio changed its name from Aggressive Growth Portfolio to Growth Strategies Portfolio. Currently, there are five funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are three funds offered in Variable Insurance Products Fund II: Contrafund Portfolio, Disciplined Small Cap Portfolio, and Index 500 Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently there are 15 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Emerging Markets Portfolio, Energy Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Materials Portfolio, Real Estate Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, VIP International Capital Appreciation, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation, VIP Emerging Markets, and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Balanced, VIP Growth & Income, VIP Growth Strategies, and VIP Overseas. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Real Estate, and VIP Value Strategies. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Equity-Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP International Capital Appreciation, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Equity-Income, VIP Growth & Income, VIP Growth Strategies, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Value, and VIP Value Leaders in connection with repurchase agreement transactions.

The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Index 500, VIP Real Estate, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, VIP International Capital Appreciation's, VIP Mid Cap's, and VIP Value Leaders's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP International Capital Appreciation, VIP Mid Cap, VIP Overseas, VIP Real Estate, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Emerging Markets, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Strategies, VIP Index 500, VIP Value, and VIP Value Strategies and provides other audit related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2008, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund (except for VIP Disciplined Small Cap and VIP High Income) will provide a full list of holdings, including its top ten holdings, monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end). This information may also be provided to insurance companies via an electronic reporting tool at that time.

VIP Disciplined Small Cap and VIP High Income will provide a full list of holdings, including its top ten holdings, as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); and Fitch Inc. and certain affiliates (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor's may change the index's composition from time to time.

The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

Although Standard & Poor's obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor's does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor's makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

Geode is a registered trademark of Geode Capital Management, LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class

Balanced Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.
  Engaging in transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Investor Class, and compares Investor Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Investor Class of the fund also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Investor Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Investor Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Balanced - Investor Class
Calendar Years

2006

2007

2008

	11.56%	8.89%	-33.99%


During the periods shown in the chart for Investor Class of VIP Balanced:

Returns

Quarter ended

Highest Quarter Return	5.34%	December 31, 2006
Lowest Quarter Return	-18.61%	December 31, 2008
Year-to-Date Return	-4.99%	March 31, 2009

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Life of classA

VIP Balanced
Investor Class	-33.99%	-4.66%
S&P 500® Index	-37.00%	-6.61%
Fidelity Balanced 60/40 Composite Index	-22.06%	-1.84%
LipperSM Variable Annuity Balanced Funds Average	-27.74%	--

A From July 21, 2005.

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent the fund's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of the fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Fees (paid by the variable product owner directly)

Investor Class

Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Investor Class

Management fee	0.41%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual class operating expensesA	0.64%

A Effective February 1, 2008, FMR has voluntarily agreed to reimburse Investor Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.78%. This arrangement may be discontinued by FMR at any time.

Prospectus

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of the fund were redeemed at the end of each time period indicated:


Investor Class

1 year	$ 65
3 years	$ 205
5 years	$ 357
10 years	$ 798

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

Fidelity Management & Research Company (FMR) manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Fund Basics - continued

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing Investor Class's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares of the fund. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for the fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The fund's excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

Prospectus

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

The price to buy one share of Investor Class is the class's NAV. Investor Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing certain types of investments for the fund.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for the fund and may provide investment research and advice for the fund.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for the fund. As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for the fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for the fund. As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Lawrence Rakers is lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and portfolio manager.

Ford O'Neil is co-manager of VIP Balanced Portfolio, which he has managed since September 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Rakers and O'Neil.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

Prospectus

Fund Services - continued

For December 2008, the group fee rate was 0.27%. The individual fund fee rate is 0.15%.

The total management fee for the fiscal year ended December 31, 2008, was 0.41% of the fund's average net assets.

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 86.95% of the fund's total outstanding shares was held by FMR affiliates.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Investor Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

VIP Balanced Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.77	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.29	.34	.31	.11
Net realized and unrealized gain (loss)	(5.50)	.99	1.32	.70
Total from investment operations	(5.21)	1.33	1.63	.81
Distributions from net investment income	(.24)	(.53)	(.31)	-
Distributions from net realized gain	(.49)	(.62)	(.50)	-
Total distributions	(.73)	(1.15)	(.81)	-
Net asset value, end of period	$ 9.83	$ 15.77	$ 15.59	$ 14.77
Total Return B, C, D	(33.99)%	8.89%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.64%	.68%	.73%	.76% A
Expenses net of fee waivers, if any	.64%	.68%	.73%	.76% A
Expenses net of all reductions	.64%	.68%	.71%	.73% A
Net investment income (loss)	2.25%	2.14%	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,380	$ 396,524	$ 87,476	$ 14,133
Portfolio turnover rate G	64%	41%	55%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-07205

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.850807.102 VB-INV-pro-0409

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Variable Insurance Products

Investor Class

Balanced Portfolio

Contrafund® Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Growth Stock Portfolio

Growth Strategies Portfolio
(formerly Aggressive Growth Portfolio)

High Income Portfolio

Mid Cap Portfolio

Real Estate Portfolio

Value Portfolio

Value Leaders Portfolio

Value Strategies Portfolio

Prospectus

April 30, 2009

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.
  Engaging in transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure and magnify investment risks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors, using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor's® SmallCap 600 Index (S&P® SmallCap 600)).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.


When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

Principal Investment Strategies

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Prospectus

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing in companies FMR believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Prospectus

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's MidCap 400 Index (S&P MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks of well-known and established companies.
  Normally investing at least 80% of assets in blue chip companies (companies whose stock is included in the S&P 500 or the Dow Jones Industrial AverageSM (DJIASM), and companies with market capitalizations of at least $1 billion if not included in either index).
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in securities of domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential (stocks of these companies are often called "value" stocks).
  Focusing investments in medium-sized companies, but also may invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

Prospectus

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Investor Class, and compares the performance of Investor Class to the performance of a market index over various periods of time, and compares the performance of Investor Class of VIP Balanced, VIP Disciplined Small Cap, VIP Equity-Income, VIP High Income, and VIP Real Estate to an average of the performance of similar funds over various periods of time. Investor Class of VIP Balanced and VIP Growth Opportunities also compares its performance to the performance of a combination of market indexes over various periods of time. Investor Class of VIP Real Estate also compares its performance to the performance of an additional index over various periods of time. Prior to February 1, 2007, VIP Growth Opportunities operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Returns for Investor Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Investor Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Balanced - Investor Class
Calendar Years

2006

2007

2008

	11.56%	8.89%	-33.99%


During the periods shown in the chart for Investor Class of VIP Balanced:

Returns

Quarter ended

Highest Quarter Return	5.34%	December 31, 2006
Lowest Quarter Return	-18.61%	December 31, 2008
Year-to-Date Return	-4.99%	March 31, 2009
VIP Contrafund - Investor Class
Calendar Years

2006

2007

2008

	11.60%	17.47%	-42.60%


During the periods shown in the chart for Investor Class of VIP Contrafund:

Returns

Quarter ended

Highest Quarter Return	7.31%	June 30, 2007
Lowest Quarter Return	-23.11%	December 31, 2008
Year-to-Date Return	-8.57%	March 31, 2009
VIP Disciplined Small Cap - Investor Class
Calendar Years

2006

2007

2008

	16.40%	-2.50%	-33.77%


During the periods shown in the chart for Investor Class of VIP Disciplined Small Cap:

Returns

Quarter ended

Highest Quarter Return	14.44%	March 31, 2006
Lowest Quarter Return	-24.65%	December 31, 2008
Year-to-Date Return	-15.05%	March 31, 2009
VIP Dynamic Capital Appreciation - Investor Class
Calendar Years

2006

2007

2008

	13.87%	6.91%	-41.25%


During the periods shown in the chart for Investor Class of VIP Dynamic Capital Appreciation:

Returns

Quarter ended

Highest Quarter Return	8.58%	March 31, 2006
Lowest Quarter Return	-20.26%	December 31, 2008
Year-to-Date Return	-8.33%	March 31, 2009
VIP Equity-Income - Investor Class
Calendar Years

2006

2007

2008

	20.04%	1.39%	-42.71%


During the periods shown in the chart for Investor Class of VIP Equity-Income:

Returns

Quarter ended

Highest Quarter Return	7.58%	December 31, 2006
Lowest Quarter Return	-24.41%	December 31, 2008
Year-to-Date Return	-13.26%	March 31, 2009
VIP Growth - Investor Class
Calendar Years

2006

2007

2008

	6.72%	26.81%	-47.22%


During the periods shown in the chart for Investor Class of VIP Growth:

Returns

Quarter ended

Highest Quarter Return	10.86%	June 30, 2007
Lowest Quarter Return	-27.01%	December 31, 2008
Year-to-Date Return	-7.76%	March 31, 2009
VIP Growth & Income - Investor Class
Calendar Years

2006

2007

2008

	12.95%	12.05%	-41.80%


During the periods shown in the chart for Investor Class of VIP Growth & Income:

Returns

Quarter ended

Highest Quarter Return	6.72%	June 30, 2007
Lowest Quarter Return	-24.44%	December 31, 2008
Year-to-Date Return	-8.15%	March 31, 2009
VIP Growth Opportunities - Investor Class
Calendar Years

2006

2007

2008

	5.26%	23.03%	-55.05%


During the periods shown in the chart for Investor Class of VIP Growth Opportunities:

Returns

Quarter ended

Highest Quarter Return	11.22%	June 30, 2008
Lowest Quarter Return	-34.08%	September 30, 2008
Year-to-Date Return	-0.70%	March 31, 2009
VIP Growth Stock - Investor Class
Calendar Years

2006

2007

2008

	0.95%	22.45%	-44.69%


During the periods shown in the chart for Investor Class of VIP Growth Stock:

Returns

Quarter ended

Highest Quarter Return	9.60%	June 30, 2007
Lowest Quarter Return	-24.06%	December 31, 2008
Year-to-Date Return	-3.54%	March 31, 2009
VIP Growth Strategies - Investor Class
Calendar Years

2006

2007

2008

	8.44%	17.40%	-48.87%


During the periods shown in the chart for Investor Class of VIP Growth Strategies:

Returns

Quarter ended

Highest Quarter Return	10.76%	June 30, 2007
Lowest Quarter Return	-24.11%	December 31, 2008
Year-to-Date Return	-1.75%	March 31, 2009
VIP High Income - Investor Class
Calendar Years

2006

2007

2008

	11.24%	2.56%	-24.76%


During the periods shown in the chart for Investor Class of VIP High Income:

Returns

Quarter ended

Highest Quarter Return	4.21%	December 31, 2006
Lowest Quarter Return	-19.35%	December 31, 2008
Year-to-Date Return	6.44%	March 31, 2009
VIP Mid Cap - Investor Class
Calendar Years

2006

2007

2008

	12.59%	15.46%	-39.50%


During the periods shown in the chart for Investor Class of VIP Mid Cap:

Returns

Quarter ended

Highest Quarter Return	9.21%	June 30, 2007
Lowest Quarter Return	-23.68%	December 31, 2008
Year-to-Date Return	-4.02%	March 31, 2009
VIP Real Estate - Investor Class
Calendar Years

2006

2007

2008

	36.53%	-17.83%	-39.91%


During the periods shown in the chart for Investor Class of VIP Real Estate:

Returns

Quarter ended

Highest Quarter Return	14.85%	March 31, 2006
Lowest Quarter Return	-39.68%	December 31, 2008
Year-to-Date Return	-33.66%	March 31, 2009
VIP Value - Investor Class
Calendar Years

2006

2007

2008

	14.49%	1.99%	-46.53%


During the periods shown in the chart for Investor Class of VIP Value:

Returns

Quarter ended

Highest Quarter Return	6.47%	December 31, 2006
Lowest Quarter Return	-31.67%	December 31, 2008
Year-to-Date Return	-14.17%	March 31, 2009
VIP Value Leaders - Investor Class
Calendar Years

2006

2007

2008

	15.06%	4.41%	-44.67%


During the periods shown in the chart for Investor Class of VIP Value Leaders:

Returns

Quarter ended

Highest Quarter Return	7.73%	December 31, 2006
Lowest Quarter Return	-25.09%	December 31, 2008
Year-to-Date Return	-13.64%	March 31, 2009
VIP Value Strategies - Investor Class
Calendar Years

2006

2007

2008

	16.18%	5.53%	-51.20%


During the periods shown in the chart for Investor Class of VIP Value Strategies:

Returns

Quarter ended

Highest Quarter Return	9.01%	December 31, 2006
Lowest Quarter Return	-33.90%	December 31, 2008
Year-to-Date Return	-11.77%	March 31, 2009

Average Annual Returns

For the periods ended December 31, 2008

Past 1 year

Life of class

VIP Balanced
Investor Class	-33.99%	-4.66%A
S&P 500 Index	-37.00%	-6.61%A
Fidelity Balanced 60/40 Composite Index	-22.06%	-1.84%A
LipperSM Variable Annuity Balanced Funds Average	-27.74%	--
VIP Contrafund
Investor Class	-42.60%	-5.49%A
S&P 500 Index	-37.00%	-6.61%A
VIP Disciplined Small Cap
Investor Class	-33.77%	-9.22%B
Russell 2000 Index	-33.79%	-8.38%B
Lipper Variable Annuity Small-Cap Funds Average	-37.17%	--
VIP Dynamic Capital Appreciation
Investor Class	-41.25%	-6.62%A
S&P 500 Index	-37.00%	-6.61%A
VIP Equity-Income
Investor Class	-42.71%	-8.85%A
Russell 3000® Value Index	-36.25%	-6.46%A
Lipper Variable Annuity Equity Income Objective Funds Average	-35.77%	--
VIP Growth
Investor Class	-47.22%	-8.44%A
Russell 3000 Growth Index	-38.44%	-7.26%A
VIP Growth & Income
Investor Class	-41.80%	-6.40%A
S&P 500 Index	-37.00%	-6.61%A
VIP Growth Opportunities
Investor Class	-55.05%	-12.83%A
Russell 1000® Growth Index	-38.44%	-7.26%A
VIP Growth Opportunities Portfolio Linked Index	-38.44%	-5.94%
VIP Growth Stock
Investor Class	-44.69%	-9.77%A
Russell 1000 Growth Index	-38.44%	-7.26%A
VIP Growth Strategies
Investor Class	-48.87%	-10.45%A
Russell Midcap Growth Index	-44.32%	-8.93%A
VIP High Income
Investor Class	-24.76%	-3.89%A
Merrill Lynch® U.S. High Yield Master II Constrained Index	-26.11%	-4.74%A
Lipper Variable Annuity High Current Yield Funds Average	-26.93%	--
VIP Mid Cap
Investor Class	-39.50%	-4.04%A
S&P MidCap 400 Index	-36.23%	-6.45%A
VIP Real Estate
Investor Class	-39.91%	-9.90%A
S&P 500 Index	-37.00%	-6.61%A
Dow Jones U.S. Select Real Estate Securities IndexSM	-39.83%	-10.18%A
Lipper Variable Annuity Real Estate Funds Average	-40.08%	--
VIP Value
Investor Class	-46.53%	-11.82%A
Russell 3000 Value Index	-36.25%	-6.46%A
VIP Value Leaders
Investor Class	-44.67%	-9.85%A
Russell 1000 Value Index	-36.85%	-6.43%A
VIP Value Strategies
Investor Class	-51.20%	-13.09%A
Russell Midcap Value Index	-38.44%	-7.88%A

A From July 21, 2005.

B From December 27, 2005.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 2000 Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Russell 3000® Value Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell 3000 Growth Index is a market capitalization-weighted index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell 1000® Growth Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Russell Midcap Growth Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit growth-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Merrill Lynch® U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation.

Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Russell Midcap Value Index is a market capitalization-weighted index of the smallest 800 companies included in the Russell 1000 Index that exhibit value-oriented characteristics. The Russell 1000 Index comprises the 1,000 largest U.S. domiciled companies.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to represent VIP Balanced's investment categories when calculating the composite index: equity - the S&P 500, and bond - the Barclays Capital U.S. Aggregate Bond Index.

VIP Growth Opportunities Portfolio Linked Index represents the performance of the S&P 500, as described above, prior to February 1, 2007, when the fund operated under certain different investment policies, and the Russell 1000 Growth Index, described above, beginning February 1, 2007.

Dow Jones U.S. Select Real Estate Securities IndexSM is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The Dow Jones Wilshire Real Estate Securities IndexSM was discontinued on March 31, 2009 and succeeded by the Dow Jones U.S. Select Real Estate Securities Index, which is identical in all aspects to the former index, including historical data.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interests in a separate account that invests in a class of a fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Prospectus

Fees (paid by the variable product owner directly)

Investor Class

Sales charge (load) on purchases and reinvested distributions	Not Applicable
Deferred sales charge (load) on redemptions	Not Applicable

Annual operating expenses (paid from class assets)

Investor Class

VIP Balanced	Management fee	0.41%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.23%
	Total annual class operating expensesA	0.64%
VIP Contrafund	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual class operating expensesA	0.75%
VIP Disciplined Small Cap	Management fee	0.71%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.39%
	Total annual class operating expensesA	1.10%
VIP Dynamic Capital Appreciation	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.37%
	Total annual class operating expensesA	0.93%
VIP Equity-Income	Management fee	0.46%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual class operating expensesA	0.66%
VIP Growth	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.21%
	Total annual class operating expensesA	0.77%
VIP Growth & Income	Management fee	0.46%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.22%
	Total annual class operating expensesA	0.68%
VIP Growth Opportunities	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.26%
	Total annual class operating expensesA	0.82%
VIP Growth Stock	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.69%
	Total annual class operating expensesA	1.25%
VIP Growth Strategies	Management fee	0.61%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.66%
	Total annual class operating expensesA	1.27%
VIP High Income	Management fee	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	0.17%
	Total annual class operating expensesA	0.74%
VIP Mid Cap	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.21%
	Total annual class operating expensesA	0.77%
VIP Real Estate	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.29%
	Total annual class operating expensesA	0.85%
VIP Value	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.31%
	Total annual class operating expensesA	0.87%
VIP Value Leaders	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.34%
	Total annual class operating expensesA	0.90%
VIP Value Strategies	Management fee	0.56%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.27%
	Total annual class operating expensesA	0.83%

A FMR has voluntarily agreed to reimburse Investor Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Investor Class

Effective Date

VIP Balanced	0.78%	2/1/08
VIP Contrafund	0.93%	2/1/08
VIP Disciplined Small Cap	1.08%	2/1/08
VIP Dynamic Capital Appreciation	0.93%	2/1/08
VIP Equity-Income	0.83%	2/1/08
VIP Growth	0.93%	2/1/08
VIP Growth & Income	0.83%	2/1/08
VIP Growth Opportunities	0.93%	2/1/08
VIP Growth Stock	0.93%	2/1/08
VIP Growth Strategies	0.98%	2/1/08
VIP High Income	0.78%	2/1/08
VIP Mid Cap	0.93%	2/1/08
VIP Real Estate	0.93%	2/1/08
VIP Value	0.93%	2/1/08
VIP Value Leaders	0.93%	2/1/08
VIP Value Strategies	0.93%	2/1/08

These arrangements may be discontinued by FMR at any time.

This example helps compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Investor Class's annual return is 5% and that the fees and Investor Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If these fees and expenses were included, overall expenses would be higher. For every $10,000 invested, here's how much a variable product owner would pay in total expenses if all interests in the separate account that invests in a class of a fund were redeemed at the end of each time period indicated:

Investor Class
VIP Balanced	1 year	$ 65
	3 years	$ 205
	5 years	$ 357
	10 years	$ 798
VIP Contrafund	1 year	$ 77
	3 years	$ 240
	5 years	$ 417
	10 years	$ 930
VIP Disciplined Small Cap	1 year	$ 112
	3 years	$ 350
	5 years	$ 606
	10 years	$ 1,340
VIP Dynamic Capital Appreciation	1 year	$ 95
	3 years	$ 296
	5 years	$ 515
	10 years	$ 1,143
VIP Equity-Income	1 year	$ 67
	3 years	$ 211
	5 years	$ 368
	10 years	$ 822
VIP Growth	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
VIP Growth & Income	1 year	$ 69
	3 years	$ 218
	5 years	$ 379
	10 years	$ 847
VIP Growth Opportunities	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
VIP Growth Stock	1 year	$ 127
	3 years	$ 397
	5 years	$ 686
	10 years	$ 1,511
VIP Growth Strategies	1 year	$ 129
	3 years	$ 403
	5 years	$ 697
	10 years	$ 1,534
VIP High Income	1 year	$ 76
	3 years	$ 237
	5 years	$ 411
	10 years	$ 918
VIP Mid Cap	1 year	$ 79
	3 years	$ 246
	5 years	$ 428
	10 years	$ 954
VIP Real Estate	1 year	$ 87
	3 years	$ 271
	5 years	$ 471
	10 years	$ 1,049
VIP Value	1 year	$ 89
	3 years	$ 278
	5 years	$ 482
	10 years	$ 1,073
VIP Value Leaders	1 year	$ 92
	3 years	$ 287
	5 years	$ 498
	10 years	$ 1,108
VIP Value Strategies	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. FMR may invest a significant portion of the fund's assets in these types of investments.

With respect to the fund's equity investments, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles managed by FMR affiliates that are designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities: corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the S&P 500. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

Principal Investment Strategies

Geode Capital Management, LLC (Geode®) normally invests the fund's assets primarily in common stocks.

Geode normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, Geode generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Index or the S&P SmallCap 600. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Prospectus

Fund Basics - continued

Geode may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, Geode uses a disciplined approach that involves computer-aided, quantitative analysis. Geode's proprietary multifactor model systematically reviews thousands of stocks, based on measures such as historical valuation, growth, profitability, and other factors.

In addition to the principal investment strategies discussed above, the fund may also lend securities to broker-dealers or other institutions to earn income.

Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If Geode's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Stock Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in stocks. FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by larger-sized companies, FMR may also make substantial investments in securities issued by medium and smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Growth Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

In addition to the principal investment strategies discussed above, FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this fund, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Leaders Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks of well-known and established companies.

FMR normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500 or the DJIA, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, P/S ratio, P/E ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

Prospectus

Fund Basics - continued

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Strategies Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR focuses on securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, or growth potential. Companies with these characteristics tend to have lower than average P/B, P/S, or P/E ratios. The stocks of these companies are often called "value" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, loans and loan participations, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates VIP Real Estate's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. Because FMR may invest a significant percentage of VIP Real Estate's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When a shareholder sells shares they may be worth more or less than what the shareholder paid for them, which means that the shareholder could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Prospectus

Fund Basics - continued

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, FMR or Geode may temporarily use a different investment strategy for defensive purposes. If FMR or Geode does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Disciplined Small Cap Portfolio seeks capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth.

VIP Growth Stock Portfolio seeks capital appreciation.

VIP Growth Strategies Portfolio seeks capital appreciation.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

VIP Value Portfolio seeks capital appreciation.

VIP Value Leaders Portfolio seeks capital appreciation.

VIP Value Strategies Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Disciplined Small Cap Portfolio normally invests at least 80% of its assets in securities of companies with small market capitalizations.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Growth Stock Portfolio normally invests at least 80% of its assets in stocks.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Real Estate Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Investor Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing Investor Class's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.


A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to the fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund's excessive trading policy (described below), or their own excessive trading policy if approved by FMR. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. FMR will apply these policies through a phased implementation. There is no assurance that FMR will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the excessive trading policy for each fund, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund's policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of each fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject, or cancel any purchases that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund of fund(s) must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund's Treasurer to be reasonably effective.

The funds' policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. Each fund's Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice.

Each fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

There is no assurance that each fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Prospectus

The price to buy one share of Investor Class is the class's NAV. Investor Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of Investor Class is the class's NAV.

Shares will be sold at the next NAV calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the next NAV calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which FMR or an affiliate serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Each fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Investor Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2008, FMR had approximately $1.1 billion in discretionary assets under management.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

As the manager, FMR has overall responsibility for directing investments for each fund (except VIP Disciplined Small Cap) and handling each fund's business affairs.

Geode, at One Post Office Square, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap. Geode chooses VIP Disciplined Small Cap's investments and places orders to buy and sell the fund's investments.

As of February 27, 2009, Geode had approximately $43.8 billion in discretionary assets under management.

Fidelity Investments Money Management, Inc. (FIMM) serves as a sub-adviser for VIP Balanced. FIMM has day-to-day responsibility for choosing certain types of investments for VIP Balanced.

FIMM is an affiliate of FMR. As of December 31, 2008, FIMM had approximately $589.5 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMRC has day-to-day responsibility for choosing certain types of investments for VIP Balanced. FMRC may provide investment advisory services for VIP Disciplined Small Cap.

FMRC is an affiliate of FMR. As of December 31, 2008, FMRC had approximately $433.3 billion in discretionary assets under management.

Fidelity Research & Analysis Company (FRAC), an affiliate of FMR, was organized in 1986. FRAC serves as a sub-adviser for each fund (except VIP Disciplined Small Cap) and may provide investment research and advice for the funds.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, London, EC4M 7DY, England, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). As of December 31, 2008, FMR U.K. had approximately $8.5 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund (except VIP Disciplined Small Cap).
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 99 Queen's Road Central, Hong Kong, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund (except VIP Disciplined Small Cap).
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Ark Mori Building 12/F, 1-12-32 Akasaka Minato-ku, Tokyo 107-6012, Japan, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund (except VIP Disciplined Small Cap).
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). As of June 30, 2008, FIIA had approximately $21.3 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund (except VIP Disciplined Small Cap).
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). As of June 30, 2008, FIIA(U.K.)L had approximately $10.9 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund (except VIP Disciplined Small Cap).
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for each fund (except VIP Disciplined Small Cap). As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund (except VIP Disciplined Small Cap).

Lawrence Rakers is lead manager of VIP Balanced Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and portfolio manager.

Prospectus

Fund Services - continued

Ford O'Neil is co-manager of VIP Balanced Portfolio, which he has managed since September 2001. He also manages other Fidelity funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIP Contrafund Portfolio is managed by FMR's Multi-Manager Group.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Friedman is also manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager, and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (information technology) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School.

Pierre Sorel (financials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund Portfolio, which he has managed since October 2007. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager, managing funds for investors outside the United States.

J. Fergus Shiel is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since September 2005. He also manages other Fidelity funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity as a portfolio manager in September 2005.

Stephen Petersen is manager of VIP Equity-Income Portfolio, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Petersen has worked as a research analyst and portfolio manager.

Jason Weiner is manager of VIP Growth Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

James Catudal is manager of VIP Growth & Income Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Catudal has worked as a research analyst and portfolio manager.

Steve Wymer is manager of VIP Growth Opportunities Portfolio, which he has managed since January 2009. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

Jeffrey Feingold is manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Steven Calhoun is manager of VIP Growth Strategies Portfolio, which he has managed since June 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and portfolio manager.

Matthew Conti is manager of VIP High Income Portfolio, which he has managed since July 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and portfolio manager.

Tom Allen is manager of VIP Mid Cap Portfolio, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Sam Wald is manager of VIP Real Estate Portfolio, which he has managed since October 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and portfolio manager.

Richard Fentin is manager of VIP Value Portfolio, which he has managed since November 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1980, Mr. Fentin has worked as a research analyst, portfolio assistant, and portfolio manager.

Prospectus

Charles Hebard is manager of VIP Value Leaders Portfolio, which he has managed since September 2006. He also manages other Fidelity funds. Mr. Hebard joined Fidelity Investments as a research analyst in 1999 after receiving an MBA from the Wharton School at the University of Pennsylvania.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is lead portfolio manager of VIP Disciplined Small Cap Portfolio. Premkumar Narasimhan, Bobe Simon, and Patrick Waddell are portfolio managers of VIP Disciplined Small Cap Portfolio, and Lou Bottari is the assistant portfolio manager of VIP Disciplined Small Cap Portfolio.

Jeffrey Adams has been a Senior Portfolio Manager with Geode since September 2003. He has served as the lead portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception, as well as for other registered investment companies, since January 2004. Mr. Adams has oversight responsibility for all index funds managed by Geode and is responsible for quantitative research and new product development. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode.

Premkumar Narasimhan has been a Portfolio Manager with Geode since June 2008. He serves as a portfolio manager of VIP Disciplined Small Cap Portfolio, which he has managed since January 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Narasimhan is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Narasimhan was a Vice President at Morgan Stanley from 2003 to 2008.

Bobe Simon has been a Portfolio Manager with Geode since April 2005. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since the fund's inception, as well as for other registered investment companies, since May 2005. In addition to his portfolio management responsibilities, Mr. Simon is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a portfolio manager of VIP Disciplined Small Cap Portfolio since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an assistant portfolio manager with Geode and VIP Disciplined Small Cap Portfolio since the fund's inception. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from December 1997 to February 2004 where he worked as a Senior Portfolio Assistant for over two years.

Lou Bottari has been an Assistant Portfolio Manager with Geode since May 2008. He serves as an assistant portfolio manager of VIP Disciplined Small Cap Portfolio, which he has managed since January 2009. He also serves as an Assistant Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Bottari was employed by Fidelity in 1991 and served as an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Rakers, O'Neil, Stansky, Roth, Lee, Friedman, Kaye, Avery, Hetnarski, Simmons, Sorel, Shiel, Petersen, Weiner, Catudal, Wymer, Feingold, Calhoun, Conti, Allen, Wald, Fentin, Hebard, Adams, Narasimhan, Simon, Waddell, and Bottari.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies or 0.37% for VIP High Income, and it drops as total assets under management increase.

For December 2008, the group fee rate was 0.27% for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies and the group fee rate was 0.12% for VIP High Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.30% for VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies; 0.35% for VIP Growth Strategies; and 0.45% for VIP Disciplined Small Cap and VIP High Income.

Prospectus

Fund Services - continued

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2008, for each fund is shown in the following table.

Total Management Fee

VIP Balanced	0.41%
VIP Contrafund	0.56%
VIP Disciplined Small Cap	0.71%
VIP Dynamic Capital Appreciation	0.56%
VIP Equity-Income	0.46%
VIP Growth	0.56%
VIP Growth & Income	0.46%
VIP Growth Opportunities	0.56%
VIP Growth Stock	0.56%
VIP Growth Strategies	0.61%
VIP High Income	0.57%
VIP Mid Cap	0.56%
VIP Real Estate	0.56%
VIP Value	0.56%
VIP Value Leaders	0.56%
VIP Value Strategies	0.56%

FMR pays FIMM, FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMR and its affiliates pay FRAC for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA in turn pays FIJ for providing sub-advisory services.

FMR pays Geode for providing investment management services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended December 31, 2008.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2009, approximately 86.95% of VIP Balanced Portfolio's, 93.78% of VIP Disciplined Small Cap Portfolio's, 73.07% of VIP Dynamic Capital Appreciation Portfolio's, 88.93% of VIP Growth Stock Portfolio's, 65.39% of VIP Growth Strategies Portfolio's, 25.77% of VIP High Income Portfolio's, 93.03% of VIP Real Estate Portfolio's, 30.57% of VIP Value Portfolio's, 96.91% of VIP Value Leaders Portfolio's, and 28.12% of VIP Value Strategies' Portfolio's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Investor Class's shares.

Intermediaries, including insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with FMR or FDC), may receive from FMR, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary. These payments are described in more detail on the following pages and in the SAI.

Investor Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

Prospectus

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Investor Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Investor Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Leaders) and Deloitte & Touche LLP (for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Strategies, VIP Value, and VIP Value Strategies), independent registered public accounting firms, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Balanced Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.77	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.29	.34	.31	.11
Net realized and unrealized gain (loss)	(5.50)	.99	1.32	.70
Total from investment operations	(5.21)	1.33	1.63	.81
Distributions from net investment income	(.24)	(.53)	(.31)	-
Distributions from net realized gain	(.49)	(.62)	(.50)	-
Total distributions	(.73)	(1.15)	(.81)	-
Net asset value, end of period	$ 9.83	$ 15.77	$ 15.59	$ 14.77
Total Return B, C, D	(33.99)%	8.89%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.64%	.68%	.73%	.76% A
Expenses net of fee waivers, if any	.64%	.68%	.73%	.76% A
Expenses net of all reductions	.64%	.68%	.71%	.73% A
Net investment income (loss)	2.25%	2.14%	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,380	$ 396,524	$ 87,476	$ 14,133
Portfolio turnover rate G	64%	41%	55%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Contrafund Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.21	.30	.23	.06
Net realized and unrealized gain (loss)	(11.83)	5.16	3.30	2.60
Total from investment operations	(11.62)	5.46	3.53	2.66
Distributions from net investment income	(.21)	(.30)	(.41)	-
Distributions from net realized gain	(.65)	(8.75)	(2.71)	-
Total distributions	(.86)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Total Return B, C, D	(42.60)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.75%	.76%	.78%	.83% A
Expenses net of all reductions	.74%	.75%	.78%	.81% A
Net investment income (loss)	.98%	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,919	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	172%	134%	75%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Disciplined Small Cap Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.04	.02	- J
Net realized and unrealized gain (loss)	(3.83)	(.32)	1.61	(.06)
Total from investment operations	(3.77)	(.28)	1.63	(.06)
Distributions from net investment income	(.07)	(.05)	(.02)	-
Distributions from net realized gain	-	(.07)	-	-
Total distributions	(.07)	(.12) K	(.02)	-
Net asset value, end of period	$ 7.31	$ 11.15	$ 11.55	$ 9.94
Total Return B, C, D	(33.77)%	(2.50)%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10%	1.10%	1.41%	43.46% A
Expenses net of fee waivers, if any	1.08%	1.10%	1.15%	1.15% A
Expenses net of all reductions	1.08%	1.10%	1.13%	1.15% A
Net investment income (loss)	.63%	.35%	.19%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,331	$ 21,872	$ 11,853	$ 1,242
Portfolio turnover rate G	87%	113%	47%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period December 27, 2005 (commencement of operations) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.065 per share.

Prospectus

VIP Dynamic Capital Appreciation Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.61	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss) E	.02	.03	.03	- J
Net realized and unrealized gain (loss)	(3.76)	.64	1.17	.82
Total from investment operations	(3.74)	.67	1.20	.82
Distributions from net investment income	(.05)	(.03)	(.04)	-
Distributions from net realized gain	(.05)	(1.13)	(.26)	-
Total distributions	(.10)	(1.16)	(.30)	-
Net asset value, end of period	$ 5.28	$ 9.12	$ 9.61	$ 8.71
Total Return B, C, D	(41.25)%	6.91%	13.87%	10.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.93%	.88%	.90%	1.04% A
Expenses net of fee waivers, if any	.93%	.88%	.90%	1.00% A
Expenses net of all reductions	.92%	.88%	.89%	.92% A
Net investment income (loss)	.33%	.25%	.36%	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,097	$ 32,062	$ 22,464	$ 7,241
Portfolio turnover rate G	161%	138%	161%	201%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Equity-Income Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.44	.44	.42	.17
Net realized and unrealized gain (loss)	(10.63)	(.05) H	4.36	.85
Total from investment operations	(10.19)	.39	4.78	1.02
Distributions from net investment income	(.49)	(.48)	(.89)	-
Distributions from net realized gain	(.02)	(2.21)	(3.22)	-
Total distributions	(.51)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Total Return B,C,D	(42.71)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F,J
Expenses before reductions	.66%	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.66%	.66%	.69%	.74% A
Expenses net of all reductions	.66%	.66%	.69%	.73% A
Net investment income (loss)	2.28%	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,483	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	34%	20%	22%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

Prospectus

VIP Growth Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.24	.04	.17	.03
Net realized and unrealized gain (loss)	(21.49)	9.50	2.08	1.04
Total from investment operations	(21.25)	9.54	2.25	1.07
Distributions from net investment income	(.27)	(.28)	(.14)	-
Distributions from net realized gain	-	(.04)	-	-
Total distributions	(.27)	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Total Return B, C, D	(47.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.77%	.76%	.81%	.83% A
Expenses net of all reductions	.76%	.76%	.80%	.79% A
Net investment income (loss)	.65%	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,428	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	161%	109%	114%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

Appendix - continued

VIP Growth & Income Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.96	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.14	.13	.13	.03
Net realized and unrealized gain (loss)	(6.69)	1.73	1.72	1.07
Total from investment operations	(6.55)	1.86	1.85	1.10
Distributions from net investment income	(.14)	(.29)	(.14)	-
Distributions from net realized gain	(1.50)	(.67)	(.38)	-
Total distributions	(1.64)	(.97) J	(.52)	-
Net asset value, end of period	$ 8.77	$ 16.96	$ 16.07	$ 14.74
Total Return B, C, D	(41.80)%	12.05%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.70%	.73%	.78% A
Expenses net of fee waivers, if any	.68%	.70%	.73%	.78% A
Expenses net of all reductions	.68%	.70%	.72%	.72% A
Net investment income (loss)	1.06%	.76%	.85%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,423	$ 98,623	$ 34,603	$ 9,564
Portfolio turnover rate G	123%	85%	109%	206%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

Prospectus

VIP Growth Opportunities Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	.05	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	(12.31)	4.21	.91	1.11
Total from investment operations	(12.26)	4.17	.90	1.13
Distributions from net investment income	(.05)	-	(.12)	-
Net asset value, end of period	$ 9.97	$ 22.28	$ 18.11	$ 17.33
Total Return B,C,D	(55.05)%	23.03%	5.26%	6.98%
Ratios to Average Net Assets F,J
Expenses before reductions	.82%	.80%	.88%	.87% A
Expenses net of fee waivers, if any	.82%	.80%	.88%	.87% A
Expenses net of all reductions	.81%	.80%	.83%	.83% A
Net investment income (loss)	.31%	(.17)%	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,065	$ 33,366	$ 12,982	$ 4,353
Portfolio turnover rate G	148%	100%	128%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Stock Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 12.05	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	(.01)	- J
Net realized and unrealized gain (loss)	(6.31)	2.73	.12	.30
Total from investment operations	(6.30)	2.71	.11	.30
Distributions from net investment income	(.02)	-	- J	-
Distributions from net realized gain	-	(.66)	-	-
Total distributions	(.02)	(.66)	- J	-
Net asset value, end of period	$ 7.78	$ 14.10	$ 12.05	$ 11.94
Total Return B, C, D	(44.69)%	22.45%	.95%	2.58%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25%	1.22%	1.21%	1.16% A
Expenses net of fee waivers, if any	.93%	1.00%	1.01%	1.00% A
Expenses net of all reductions	.93%	.99%	1.01%	.96% A
Net investment income (loss)	.11%	(.15)%	(.12)%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,416	$ 9,142	$ 3,849	$ 2,209
Portfolio turnover rate G	137%	167%	93%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Prospectus

VIP Growth Strategies Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.41	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.03) H	(.01) I
Net realized and unrealized gain (loss)	(4.87)	1.70	.80	.46
Total from investment operations	(4.90)	1.63	.77	.45
Distributions from net realized gain	(.02)	(.99)	(.49)	(.27)
Net asset value, end of period	$ 5.13	$ 10.05	$ 9.41	$ 9.13
Total Return B, C, D	(48.87)%	17.40%	8.44%	4.99%
Ratios to Average Net Assets F, K
Expenses before reductions	1.27%	1.17%	1.35%	1.25% A
Expenses net of fee waivers, if any	.99%	1.05%	1.05%	1.05% A
Expenses net of all reductions	.97%	1.04%	1.04%	.97% A
Net investment income (loss)	(.39)%	(.61)%	(.33)% H	(.36)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,305	$ 10,073	$ 3,776	$ 1,395
Portfolio turnover rate G	292%	190%	200%	242%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP High Income Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.473	.477	.471	.193
Net realized and unrealized gain (loss)	(1.971)	(.317)	.220	(.089)
Total from investment operations	(1.498)	.160	.691	.104
Distributions from net investment income	(.503)	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	.001	.001	-	-
Net asset value, end of period	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	(24.76)%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.74%	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.74%	.75%	.80%	.82% A
Expenses net of all reductions	.74%	.75%	.79%	.82% A
Net investment income	8.45%	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,312	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Mid Cap Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss)E	.12	.17	.15	.07 H
Net realized and unrealized gain (loss)	(12.71)	4.78	3.93	3.20
Total from investment operations	(12.59)	4.95	4.08	3.27
Distributions from net investment income	(.11)	(.28)	(.14)	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	-
Total distributions	(5.10)	(3.57)	(4.47)	-
Net asset value, end of period	$ 18.38	$ 36.07	$ 34.69	$ 35.08
Total Return B,C,D	(39.50)%	15.46%	12.59%	10.28%
Ratios to Average Net Assets F,J
Expenses before reductions	.77%	.78%	.80%	.86% A
Expenses net of fee waivers, if any	.77%	.78%	.80%	.86% A
Expenses net of all reductions	.76%	.77%	.78%	.80% A
Net investment income (loss)	.46%	.47%	.45%	.45% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,319	$ 255,371	$ 163,646	$ 50,760
Portfolio turnover rate G	145%	113%	149%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Real Estate Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 22.69	$ 18.46	$ 19.25
Income from Investment Operations
Net investment income (loss) E	.31	.24	.35	.17
Net realized and unrealized gain (loss)	(6.03)	(4.13)	6.22	.52
Total from investment operations	(5.72)	(3.89)	6.57	.69
Distributions from net investment income	(.35)	(.34)	(.32)	(.42)
Distributions from net realized gain	(.16)	(4.12)	(2.02)	(1.06)
Total distributions	(.51)	(4.46)	(2.34)	(1.48) J
Net asset value, end of period	$ 8.11	$ 14.34	$ 22.69	$ 18.46
Total Return B, C, D	(39.91)%	(17.83)%	36.53%	3.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.85%	.85%	.85%	.99% A
Expenses net of fee waivers, if any	.85%	.85%	.85%	.99% A
Expenses net of all reductions	.85%	.85%	.85%	.96% A
Net investment income (loss)	2.42%	1.10%	1.62%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,711	$ 31,632	$ 50,198	$ 7,134
Portfolio turnover rate G	87%	102%	70%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

Prospectus

VIP Value Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 13.09	$ 14.26	$ 12.63	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.12	.08	.14	.06
Net realized and unrealized gain (loss)	(6.06)	.23 H	1.69	.40
Total from investment operations	(5.94)	.31	1.83	.46
Distributions from net investment income	(.09)	(.08)	(.12)	(.06)
Distributions from net realized gain	(.37)	(1.41)	(.08)	-
Total distributions	(.46)	(1.48) K	(.20)	(.06)
Net asset value, end of period	$ 6.69	$ 13.09	$ 14.26	$ 12.63
Total Return B, C, D	(46.53)%	1.99%	14.49%	3.77%
Ratios to Average Net Assets F, J
Expenses before reductions	.87%	.88%	.99%	1.27% A
Expenses net of fee waivers, if any	.87%	.88%	.99%	1.00% A
Expenses net of all reductions	.87%	.88%	.98%	.93% A
Net investment income (loss)	1.17%	.58%	1.01%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,199	$ 61,052	$ 37,239	$ 11,034
Portfolio turnover rate G	53%	52%	263%	181%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

Prospectus

Appendix - continued

VIP Value Leaders Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.87	$ 14.81	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.19	.18	.14	.05
Net realized and unrealized gain (loss)	(6.38)	.48	1.86	.61
Total from investment operations	(6.19)	.66	2.00	.66
Distributions from net investment income	(.18)	(.20)	(.12)	(.05)
Distributions from net realized gain	(.02)	(1.40)	(.37)	(.03)
Total distributions	(.20)	(1.60)	(.49)K	(.08)J
Net asset value, end of period	$ 7.48	$ 13.87	$ 14.81	$ 13.30
Total ReturnB, C, D	(44.67)%	4.41%	15.06%	5.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.90%	.91%	.97%	1.15%A
Expenses net of fee waivers, if any	.90%	.91%	.97%	1.00%A
Expenses net of all reductions	.90%	.91%	.96%	.96%A
Net investment income (loss)	1.71%	1.16%	.96%	.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,606	$ 39,614	$ 28,274	$ 4,279
Portfolio turnover rate G	95%	98%	94%	75%

A Annualized.

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

Prospectus

VIP Value Strategies Portfolio - Investor Class

Years ended December 31,

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 13.43	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.07	.05	.07	.02
Net realized and unrealized gain (loss)	(5.51)	.70	1.89	.39
Total from investment operations	(5.44)	.75	1.96	.41
Distributions from net investment income	(.06)	(.13)	(.09)	-
Distributions from net realized gain	(2.13)	(1.52)	(2.44)	-
Total distributions	(2.18) J	(1.65)	(2.53)	-
Net asset value, end of period	$ 4.91	$ 12.53	$ 13.43	$ 14.00
Total Return B, C, D	(51.20)%	5.53%	16.18%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.83%	.82%	.86%	.93% A
Expenses net of fee waivers, if any	.83%	.82%	.86%	.93% A
Expenses net of all reductions	.83%	.81%	.85%	.87% A
Net investment income (loss)	.81%	.35%	.55%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,121	$ 70,472	$ 38,485	$ 8,360
Portfolio turnover rate G	138%	197%	183%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $2.125 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-03329, 811-05511, 811-07205, and 811-03759

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

Geode is a registered trademark of Geode Capital Management, LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.815031.104 VIPINV-pro-0409

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio (formerly Aggressive Growth Portfolio), High Income Portfolio, Mid Cap Portfolio, Real Estate Portfolio, Value Portfolio,
Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 30, 2009, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS

PAGE

Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPINV-ptb-0409
1.815032.104

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For each fund (other than VIP Real Estate):

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

For purposes of each fund's (other than VIP Real Estate's) diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Senior Securities

For each fund (other than VIP Mid Cap):

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For VIP Mid Cap:

The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For each fund (other than VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Real Estate):

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP Growth Strategies's, VIP High Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each of VIP Contrafund's, VIP Disciplined Small Cap's, VIP Equity-Income's, VIP Growth's, VIP Growth Stock's, VIP Growth Strategies's, VIP High Income's, VIP Value's, VIP Value Leaders's, and VIP Value Strategies's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Mid Cap:

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of each of VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities's, and VIP Mid Cap's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For VIP Real Estate:

The fund may not purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities).

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For VIP Real Estate:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of VIP Real Estate's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

For purposes of VIP Real Estate's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.

Short Sales

For each fund (other than VIP Balanced):

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For VIP Balanced:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund (other than VIP High Income):

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For VIP High Income:

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Oil, Gas, and Mineral Exploration Programs

For each fund (other than VIP Dynamic Capital Appreciation, VIP Growth Strategies, VIP Real Estate, VIP Value, and VIP Value Strategies):

The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Foreign Securities

For VIP Disciplined Small Cap, VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, and VIP Value Leaders:

FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

Pooled Funds

For VIP Balanced and VIP Growth Opportunities:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For VIP Mid Cap:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements a fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For a fund's limitations on futures, options, and swap transactions, as applicable, see the section entitled "Futures, Options, and Swaps" on page <Click Here>.


For purposes of investing at least 25% of VIP Balanced's total assets in fixed-income senior securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions and treats investment-grade debt securities, lower-quality debt securities, and preferred stock as "fixed-income senior securities."


For purposes of normally investing at least 80% of VIP Mid Cap's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400) no less frequently than once a month.

For purposes of normally investing at least 80% of VIP Disciplined Small Cap's assets in securities of companies with small market capitalizations, the capitalization range of the Russell 2000® Index and the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600) is measured no less frequently than once a month.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR or Geode Capital Management, LLC (Geode®) (for VIP Disciplined Small Cap) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or Geode may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. FMR uses central funds to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of VIP Real Estate's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR may consider a company to be principally engaged in the real estate industry if: (i) at least a plurality of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate, or (ii) a third party has given the company an industry or sector classification consistent with real estate.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or Geode will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or Geode.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or Geode's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or Geode anticipates. For example, if a currency's value rose at a time when FMR or Geode had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or Geode hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or Geode increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that FMR's or Geode's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or Geode determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or Geode will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500®), and some are based on Eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's net asset value per share (NAV). The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund. A fund is required to segregate liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes."

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental polices and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its futures positions could also be impaired.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures and forward contracts. See "Distributions and Taxes."

VIP High Income will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The requirements for qualification as a regulated investment company also may limit the extent to which a fund may enter into futures, options on futures, and forward contracts. See "Distributions and Taxes."

The above limitations on the funds' investments in futures contracts, options, and swaps, and the funds' policies regarding futures contracts, options, and swaps discussed elsewhere herein this SAI are not fundamental polices and may be changed as regulatory agencies permit.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps. Options on interest rate swaps are known as swaptions. An option on a swap gives a party the right to enter into a new swap agreement or to extend, shorten, cancel or modify an existing swap contract at a specific date in the future in exchange for a premium.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements are two party contracts entered into primarily by institutional investors. Swap agreements can vary in term like other fixed-income investments. Most swap agreements are traded over-the-counter. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names, including interest rate swaps (where the parties exchange a floating rate for a fixed rate), total return swaps (where the parties exchange a floating rate for the total return of a security or index), asset swaps (where parties combine the purchase or sale of a bond with an interest rate swap) and credit default swaps. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If the fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If the fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller. In the case of a physically settled credit default swap in which the fund is the protection seller, the fund must be prepared to pay par for and take possession of debt of a defaulted issuer delivered to the fund by the credit default protection buyer. Any loss would be offset by the premium payments the fund receives as the seller of credit default protection.

If the creditworthiness of the fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, the fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Swap agreements generally are entered into by "eligible participants" and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (CEA) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Disciplined Small Cap) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, Geode manages VIP Disciplined Small Cap to comply with certain restrictions on illiquid investments and, through reports from FMR and/or Geode, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, various factors may be considered, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's® Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased turnover of the fund's portfolio which increases costs and may increase taxable gains.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Real estate investment trusts issue debt securities to fund the purchase and/or development of commercial properties. The value of these debt securities may be affected by changes in the value of the underlying property owned by the trusts, the creditworthiness of the trusts, interest rates, and tax and regulatory requirements. Real estate investment trusts are dependent upon management skill and the cash flow generated by the properties owned by the trusts. Real estate investment trusts are at the risk of the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Disciplined Small Cap, by Geode or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR LLC. VIP Disciplined Small Cap will not lend securities to Geode or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Temporary Defensive Policies. Each of VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts.

The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or Geode pursuant to authority contained in the management contract and sub-advisory agreement. FMR or Geode may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and in accordance with the policies described in this section.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security.

The Trustees of each fund periodically review FMR's or Geode's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Brokers

In selecting brokers or dealers (including affiliates of FMR) to execute each fund's portfolio transactions, FMR or Geode considers factors deemed relevant in the context of a particular trade and in regard to FMR's or Geode's overall responsibilities with respect to each fund and other investment accounts, including any instructions from each fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. The factors considered will influence whether it is appropriate to execute an order using ECNs, electronic channels including algorithmic trading, or by actively working an order. Other factors deemed relevant may include, but are not limited to: price; the size and type of the transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable. In seeking best qualitive execution, FMR or Geode may select a broker using a trading method for which the broker may charge a higher commission than its lowest available commission rate. FMR or Geode also may select a broker that charges more than the lowest available commission rate available from another broker. For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for each fund may receive higher compensation from each fund than other brokers might have charged each fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates or Geode.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. FMR or Geode may request that a broker provide a specific proprietary or third-party product or service. Some of these products and services supplement FMR's or Geode's own research activities in providing investment advice to the funds.

Execution Services. In addition, products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including but not limited to communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in personal meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR and its affiliates or Geode may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' or Geode's investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates or Geode will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR or Geode. FMR's or Geode's expenses would likely be increased if it attempted to generate these additional products and services through its own efforts, or if it paid for these products or services itself. Certain of the brokerage and research products and services FMR or Geode receives from brokers are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these products or services may not have an explicit cost associated with such product or service.

FMR's or Geode's Decision-Making Process. Before causing a fund to pay a particular level of compensation, FMR or Geode will make a good faith determination that the compensation is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or Geode, viewed in terms of the particular transaction for a fund or FMR's or Geode's overall responsibilities to a fund or other investment companies and investment accounts. While FMR or Geode may take into account the brokerage and/or research products and services provided by a broker in determining whether compensation paid is reasonable, neither FMR or Geode nor the funds incur an obligation to any broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these products and services assist FMR and its affiliates or Geode in terms of its overall investment responsibilities to a fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates or Geode.

Research Contracts. FMR has arrangements with certain third-party research providers and brokers through whom FMR effects fund trades, whereby FMR may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR, or that may be available from another broker. FMR views hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and to pay fund expenses, as described below, will decrease. FMR's determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker, using predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses, which may be paid to FMR or its affiliates. Not all brokers with whom a fund trades have agreed to participate in brokerage commission recapture.

Affiliated Transactions

FMR or Geode may place trades with certain brokers, including National Financial Services LLC (NFS), with whom FMR is under common control, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms.

The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or Geode, as appropriate, and are independent from those of other funds or investment accounts (including proprietary accounts) managed by FMR or Geode or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Orders for funds and investment accounts are not typically combined or blocked. However, Geode may, when feasible and when consistent with the fair and equitable treatment of all funds and investment accounts and best execution, block orders of various funds and investment accounts for order entry and execution.

Geode has established allocation policies for its various funds and investment accounts to ensure allocations are appropriate given its clients differing investment objectives and other considerations. When the supply/demand is insufficient to satisfy all outstanding trade orders, generally the amount executed is distributed among participating funds and investment accounts based on account asset size (for purchases and naked short sales), and security position size (for sales), or otherwise according to the allocation policies. These policies also apply to initial public and secondary offerings. Generally, allocations are determined by traders, independent of portfolio managers, in accordance with these policies. Allocations are determined and documented on trade date.

Geode's trade allocation policies identify circumstances under which it is appropriate to deviate from the general allocation criteria and describe the alternative procedures. For example, if a standard allocation would result in a fund or investment account receiving a very small allocation (e.g. because of its small asset size), the fund or investment account may receive an increased allocation to achieve a more meaningful allocation, or it may receive no allocation. Generally, any exceptions to Geode's policies (i.e. special allocations) must be approved by senior investment or trading personnel, reviewed by the compliance department and documented.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended December 31, 2008 and 2007, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2008	2007
VIP Balanced	64%	41%
VIP Contrafund	172%	134%
VIP Disciplined Small Cap	87%	113%
VIP Dynamic Capital Appreciation	161%	138%
VIP Equity-Income	34%	20%
VIP Growth	161%	109%
VIP Growth & Income	123%	85%
VIP Growth Opportunities	148%	100%
VIP Growth Stock	137%	167%
VIP Growth Strategies	292%	190%
VIP High Income	58%	70%
VIP Mid Cap	145%	113%
VIP Real Estate	87%	102%
VIP Value	53%	52%
VIP Value Leaders	95%	98%
VIP Value Strategies	138%	197%

During the fiscal year ended December 31, 2008, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Value, VIP Value Leaders, and VIP Value Strategies held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended December 31, 2008.

Fund

Regular Broker or Dealer

Aggregate Value of Securities Held

VIP Balanced	Citigroup, Inc.	$ 641,510
	Goldman Sachs Group, Inc.	$ 3,924,135
	JPMorgan Chase & Co.	$ 11,316,117
	Morgan Stanley	$ 1,935,322
VIP Contrafund	Citigroup, Inc.	$ 130,314,910
	JPMorgan Chase & Co.	$ 360,819,787
	Morgan Stanley	$ 59,739,360
VIP Dynamic Capital Appreciation	Citigroup, Inc.	$ 171,776
	Morgan Stanley	$ 171,628
VIP Equity-Income	Citigroup, Inc.	$ 39,941,432
	Credit Suisse Group	$ 13,191,768
	Deutsche Bank AG	$ 2,502,540
	Goldman Sachs Group, Inc.	$ 30,327,994
	JPMorgan Chase & Co.	$ 176,268,843
	Morgan Stanley	$ 24,564,891
	UBS AG	$ 11,202,620
VIP Growth	Citigroup, Inc.	$ 14,679,896
	Goldman Sachs Group, Inc.	$ 97,225,719
	JPMorgan Chase & Co.	$ 69,280,869
	Morgan Stanley	$ 57,148,996
VIP Growth & Income	Citigroup, Inc.	$ 4,478,925
	Goldman Sachs Group, Inc.	$ 6,585,289
	JPMorgan Chase & Co.	$ 9,214,643
	Morgan Stanley	$ 5,102,356
VIP Growth Opportunities	Goldman Sachs Group, Inc.	$ 6,870,106
	Morgan Stanley	$ 1,740,340
VIP Growth Stock	Citigroup, Inc.	$ 4,697
	Goldman Sachs Group, Inc.	$ 25,317
	JPMorgan Chase & Co.	$ 28,377
	Morgan Stanley	$ 25,664
VIP Value	JPMorgan Chase & Co.	$ 961,224
VIP Value Leaders	Citigroup, Inc.	$ 130,845
	Goldman Sachs Group, Inc.	$ 286,926
	JPMorgan Chase & Co.	$ 2,049,323
	Morgan Stanley	$ 240,600
VIP Value Strategies	JPMorgan Chase & Co.	$ 1,680,549

The following table shows the total amount of brokerage commissions paid by each fund, comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal years ended December 31, 2008, 2007, and 2006. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund

Fiscal Year Ended

Dollar Amount

Percentage of Average Net Assets

VIP Balanced	December 31
2008		$ 1,282,246	0.12%
2007		$ 352,392	0.06%
2006		$ 209,721	0.05%
VIP Contrafund	December 31
2008		$ 45,553,859	0.22%
2007		$ 28,209,120	0.12%
2006		$ 16,825,513	0.09%
VIP Disciplined Small Cap	December 31
2008		$ 10,145	0.03%
2007		$ 14,848	0.04%
2006		$ 4,513	0.04%
VIP Dynamic Capital Appreciation	December 31
2008		$ 128,596	0.19%
2007		$ 156,754	0.14%
2006		$ 198,992	0.19%
VIP Equity-Income	December 31
2008		$ 4,077,456	0.05%
2007		$ 2,962,759	0.02%
2006		$ 3,293,146	0.03%
VIP Growth	December 31
2008		$ 11,255,812	0.20%
2007		$ 8,193,346	0.11%
2006		$ 13,510,491	0.17%
VIP Growth & Income	December 31
2008		$ 1,701,474	0.14%
2007		$ 1,253,300	0.08%
2006		$ 1,927,241	0.12%
VIP Growth Opportunities	December 31
2008		$ 636,610	0.14%
2007		$ 542,888	0.09%
2006		$ 792,486	0.14%
VIP Growth Stock	December 31
2008		$ 33,919	0.16%
2007		$ 34,186	0.18%
2006		$ 44,335	0.18%
VIP Growth Strategies	December 31
2008		$ 96,306	0.38%
2007		$ 79,523	0.27%
2006		$ 54,644	0.27%
VIP High Income	December 31
2008		$ 463	0.00%
2007		$ 1,226	0.00%
2006		$ 1,973	0.00%
VIP Mid Cap	December 31
2008		$ 17,905,538	0.24%
2007		$ 14,773,414	0.18%
2006		$ 17,413,942	0.26%
VIP Real Estate	December 31
2008		$ 102,548	0.11%
2007		$ 231,402	0.11%
2006		$ 174,718	0.09%
VIP Value	December 31
2008		$ 95,781	0.09%
2007		$ 92,343	0.08%
2006		$ 170,646	0.29%
VIP Value Leaders	December 31
2008		$ 71,985	0.11%
2007		$ 84,782	0.10%
2006		$ 82,976	0.13%
VIP Value Strategies	December 31
2008		$ 994,333	0.30%
2007		$ 1,550,025	0.28%
2006		$ 1,030,285	0.25%

The first table below shows the total amount of brokerage commissions paid by each fund (except VIP Disciplined Small Cap) to NFS for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2008. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFS
VIP Balanced	December 31
2008		$ 24,426
2007		$ 8,098
2006		$ 1,874
VIP Contrafund	December 31
2008		$ 652,136
2007		$ 260,516
2006		$ 63,602
VIP Dynamic Capital Appreciation	December 31
2008		$ 1,060
2007		$ 1,680
2006		$ 926
VIP Equity-Income	December 31
2008		$ 39,782
2007		$ 12,440
2006		$ 9,656
VIP Growth	December 31
2008		$ 136,616
2007		$ 71,995
2006		$ 57,327
VIP Growth & Income	December 31
2008		$ 22,498
2007		$ 12,883
2006		$ 16,736
VIP Growth Opportunities	December 31
2008		$ 5,900
2007		$ 4,988
2006		$ 4,117
VIP Growth Stock	December 31
2008		$ 1,302
2007		$ 1,936
2006		$ 719
VIP Growth Strategies	December 31
2008		$ 3,508
2007		$ 2,553
2006		$ 899
VIP High Income	December 31
2008		$ 2
2007		$ 0
2006		$ 0
VIP Mid Cap	December 31
2008		$ 121,143
2007		$ 112,835
2006		$ 187,360
VIP Real Estate	December 31
2008		$ 3,559
2007		$ 2,536
2006		$ 4,395
VIP Value	December 31
2008		$ 4,844
2007		$ 1,248
2006		$ 1,802
VIP Value Leaders	December 31
2008		$ 5,087
2007		$ 2,078
2006		$ 665
VIP Value Strategies	December 31
2008		$ 12,427
2007		$ 13,700
2006		$ 5,505
Fund	Fiscal Year Ended 2008	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
VIP Balanced†	December 31	1.90%	9.14%
VIP Contrafund†	December 31	1.43%	3.93%
VIP Dynamic Capital Appreciation†	December 31	0.82%	3.42%
VIP Equity-Income†	December 31	0.98%	2.38%
VIP Growth†	December 31	1.21%	4.73%
VIP Growth & Income†	December 31	1.32%	3.73%
VIP Growth Opportunities†	December 31	0.93%	3.27%
VIP Growth Stock†	December 31	3.84%	15.00%
VIP Growth Strategies†	December 31	3.64%	12.88%
VIP High Income	December 31	0.43%	1.44%
VIP Mid Cap†	December 31	0.68%	2.30%
VIP Real Estate†	December 31	3.47%	15.35%
VIP Value†	December 31	5.06%	16.39%
VIP Value Leaders†	December 31	7.07%	27.99%
VIP Value Strategies†	December 31	1.25%	4.33%

† The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2008.

Fund	Fiscal Year Ended 2008	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
VIP Balanced	December 31	$ 1,172,477	$ 1,225,177,876
VIP Contrafund	December 31	$ 43,037,303	$ 55,917,729,616
VIP Dynamic Capital Appreciation	December 31	$ 122,903	$ 181,959,158
VIP Equity-Income	December 31	$ 3,695,939	$ 4,741,172,733
VIP Growth	December 31	$ 10,332,232	$ 15,605,677,512
VIP Growth & Income	December 31	$ 1,582,526	$ 2,431,386,397
VIP Growth Opportunities	December 31	$ 602,476	$ 1,150,923,153
VIP Growth Stock	December 31	$ 29,310	$ 43,152,962
VIP Growth Strategies	December 31	$ 86,801	$ 109,805,427
VIP Mid Cap	December 31	$ 16,091,552	$ 17,361,098,396
VIP Real Estate	December 31	$ 95,228	$ 119,990,190
VIP Value	December 31	$ 87,178	$ 89,633,249
VIP Value Leaders	December 31	$ 63,312	$ 73,807,517
VIP Value Strategies	December 31	$ 917,891	$ 790,075,899

For the fiscal year ended December 31, 2008, VIP Disciplined Small Cap and VIP High Income paid no brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth and Growth & Income Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Fund. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING AND SELLING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

VIP Balanced may invest a substantial amount of its assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including VIP Balanced, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because each fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their tax returns with respect to foreign taxes withheld.

As of December 31, 2008, VIP Balanced had an aggregate capital loss carryforward of approximately $83,322,663. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Contrafund had an aggregate capital loss carryforward of approximately $2,732,126,551. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Disciplined Small Cap had an aggregate capital loss carryforward of approximately $3,004,348. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Dynamic Capital Appreciation had an aggregate capital loss carryforward of approximately $6,421,014. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Equity-Income had an aggregate capital loss carryforward of approximately $237,582,450. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth had an aggregate capital loss carryforward of approximately $1,490,706,279. This loss carryforward, of which $351,276,710, $44,707,854, and $1,094,721,715 will expire on December 31, 2010, 2011, and 2016, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth & Income had an aggregate capital loss carryforward of approximately $84,320,817. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $133,255,358. This loss carryforward, of which $72,347,206 and $60,908,152 will expire on December 31, 2010 and 2016, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Stock had an aggregate capital loss carryforward of approximately $2,310,717. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Growth Strategies had an aggregate capital loss carryforward of approximately $9,247,932. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP High Income had an aggregate capital loss carryforward of approximately $931,818,024. This loss carryforward, of which $772,554,243, $88,480,642, and $70,783,139 will expire on December 31, 2009, 2010, and 2016, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Mid Cap had an aggregate capital loss carryforward of approximately $603,016,473. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value had an aggregate capital loss carryforward of approximately $9,301,735. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value Leaders had an aggregate capital loss carryforward of approximately $11,836,329. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of December 31, 2008, VIP Value Strategies had an aggregate capital loss carryforward of approximately $78,241,293. This loss carryforward, all of which will expire on December 31, 2016, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 223 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 381 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1981, 1983, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1983). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003), Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003), as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (55)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (65)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2001 or 2002

Trustee of Variable Insurance Products Fund (2001), Variable Insurance Products Fund II (2001), Variable Insurance Products Fund III (2002), and Variable Insurance Products Fund IV (2001). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (65)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Bruce T. Herring (43)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (44)
	Year of Election or Appointment: 2007 Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR. Previously, Mr. Hogan served as a portfolio manager.
Thomas C. Hense (45)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has nine standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets eight times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended December 31, 2008, the committee held 11 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Lautenbach currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2008, the committee held five meetings.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Small (Chair), and Messrs. Dirks, Lacy, and Wiley) and the Equity II Committee (composed of Messrs. Stavropoulos (Chair), Lautenbach, Mauriello, and Thomas). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended December 31, 2008, the Equity I Committee held seven meetings and the Equity II Committee held 10 meetings.

The Shareholder, Distribution and Brokerage Committee is composed of Messrs. Dirks (Chair), Stavropoulos, and Thomas. The committee normally meets eight times a year, or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended December 31, 2008, the Shareholder, Distribution and Brokerage Committee held 11 meetings.

The Audit Committee is composed of Messrs. Mauriello (Chair), Lacy, and Wiley. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee will have at least one committee member in common with the Compliance Committee. The committee normally meets four times a year, or more frequently as called by the Chair. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer (CFO), with personnel responsible for the internal audit function of FMR LLC, and with the funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers, (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the funds. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chair of the Compliance Committee, as appropriate. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, outside auditor, and internal auditor personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended December 31, 2008, the committee held nine meetings.

The Governance and Nominating Committee is composed of Messrs. Lautenbach (Chair) and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended December 31, 2008, the committee held nine meetings.

The Compliance Committee is composed of Messrs. Wiley (Chair), Lautenbach, and Mauriello. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended December 31, 2008, the committee held seven meetings.

The Proxy Voting Committee is composed of Messrs. Thomas (Chair), Dirks, and Wiley. The committee will meet as needed to review the fund's proxy voting policies, consider changes to the policies, and review the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund's annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR's recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board. During the fiscal year ended December 31, 2008, the committee held three meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2008.

Interested Trustees

DOLLAR RANGE OF FUND SHARES

Edward C. Johnson 3d

James C. Curvey

VIP Balanced	none	none
VIP Contrafund	none	none
VIP Disciplined Small Cap	none	none
VIP Dynamic Capital Appreciation	none	none
VIP Equity-Income	none	none
VIP Growth	none	none
VIP Growth & Income	none	none
VIP Growth Opportunities	none	none
VIP Growth Stock	none	none
VIP Growth Strategies	none	none
VIP High Income	none	none
VIP Mid Cap	none	none
VIP Real Estate	none	none
VIP Value	none	none
VIP Value Leaders	none	none
VIP Value Strategies	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES

Dennis J. Dirks

Alan J. Lacy

Ned C. Lautenbach

Joseph Mauriello

VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP Growth Strategies	none	none	none	none
VIP High Income	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES

Cornelia M. Small

William S. Stavropoulos

David M. Thomas

Michael E. Wiley

VIP Balanced	none	none	none	none
VIP Contrafund	none	none	none	none
VIP Disciplined Small Cap	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none
VIP Equity-Income	none	none	none	none
VIP Growth	none	none	none	none
VIP Growth & Income	none	none	none	none
VIP Growth Opportunities	none	none	none	none
VIP Growth Stock	none	none	none	none
VIP Growth Strategies	none	none	none	none
VIP High Income	none	none	none	none
VIP Mid Cap	none	none	none	none
VIP Real Estate	none	none	none	none
VIP Value	none	none	none	none
VIP Value Leaders	none	none	none	none
VIP Value Strategies	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2008.

Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND

Dennis J. Dirks

Alan J. Lacy[2]

Ned C. Lautenbach

Joseph Mauriello[3]


VIP Balanced	$ 464	$ 433	$ 544	$ 456
VIP ContrafundB	$ 8,795	$ 8,214	$ 10,298	$ 8,603
VIP Disciplined Small Cap	$ 15	$ 14	$ 18	$ 15
VIP Dynamic Capital Appreciation	$ 29	$ 27	$ 34	$ 28
VIP Equity-IncomeC	$ 3,515	$ 3,283	$ 4,115	$ 3,436
VIP GrowthD	$ 2,422	$ 2,262	$ 2,834	$ 2,366
VIP Growth & Income	$ 515	$ 481	$ 603	$ 503
VIP Growth Opportunities	$ 201	$ 188	$ 235	$ 196
VIP Growth Stock	$ 9	$ 9	$ 11	$ 9
VIP Growth Strategies	$ 11	$ 10	$ 13	$ 11
VIP High Income	$ 440	$ 411	$ 515	$ 431
VIP Mid Cap	$ 3,179	$ 2,969	$ 3,723	$ 3,112
VIP Real Estate	$ 41	$ 39	$ 48	$ 40
VIP Value	$ 47	$ 44	$ 55	$ 46
VIP Value Leaders	$ 29	$ 27	$ 34	$ 28
VIP Value Strategies	$ 142	$ 132	$ 166	$ 138
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 426,500	$ 398,000	$ 498,000	$ 414,000
AGGREGATE COMPENSATION FROM A FUND

Cornelia M. Small

William S. Stavropoulos

David M. Thomas[4]

Michael E. Wiley[5]


VIP Balanced	$ 433	$ 489	$ 436	$ 436
VIP ContrafundB	$ 8,212	$ 9,255	$ 8,289	$ 8,289
VIP Disciplined Small Cap	$ 14	$ 16	$ 14	$ 14
VIP Dynamic Capital Appreciation	$ 27	$ 30	$ 27	$ 27
VIP Equity-IncomeC	$ 3,282	$ 3,698	$ 3,316	$ 3,316
VIP GrowthD	$ 2,261	$ 2,547	$ 2,285	$ 2,285
VIP Growth & Income	$ 481	$ 542	$ 486	$ 486
VIP Growth Opportunities	$ 188	$ 212	$ 190	$ 190
VIP Growth Stock	$ 9	$ 10	$ 9	$ 9
VIP Growth Strategies	$ 10	$ 11	$ 10	$ 10
VIP High Income	$ 411	$ 463	$ 414	$ 414
VIP Mid Cap	$ 2,969	$ 3,346	$ 2,996	$ 2,996
VIP Real Estate	$ 39	$ 43	$ 39	$ 39
VIP Value	$ 44	$ 49	$ 44	$ 44
VIP Value Leaders	$ 27	$ 30	$ 27	$ 27
VIP Value Strategies	$ 132	$ 149	$ 134	$ 134
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 448,000	$ 403,000	$ 403,000

1 Edward C. Johnson 3d, James C. Curvey, and Peter S. Lynch are interested persons and are compensated by FMR.

2 For the period January 1, 2008 through July 31, 2008, Mr. Lacy served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Lacy serves as a member of the Board of Trustees.

3 For the period July 1, 2007 through July 31, 2008, Mr. Mauriello served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Mauriello serves as a member of the Board of Trustees.

4 For the period October 1, 2007 through July 31, 2008, Mr. Thomas served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Thomas serves as a member of the Board of Trustees.

5 For the period October 1, 2007 through July 31, 2008, Mr. Wiley served as a Member of the Advisory Board. Effective August 1, 2008, Mr. Wiley serves as a member of the Board of Trustees.

A Reflects compensation received for the period January 1, 2008 through July 31, 2008 for 377 funds of 58 trusts (including Fidelity Central Investment Portfolios LLC and Fidelity Central Investment Portfolios II LLC) and for the period August 1, 2008 through December 31, 2008 for 222 funds of 29 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2008, the Trustees accrued required deferred compensation from the funds as follows: Dennis J. Dirks, $190,000; Alan J. Lacy, $72,917; Ned C. Lautenbach, $225,000; Joseph Mauriello, $79,167; Cornelia M. Small, $175,000; William S. Stavropoulos, $200,000; David M. Thomas, $72,917; and Michael E. Wiley, $72,917. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: Ned C. Lautenbach, $48,439; and Michael E. Wiley, $24,998.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $6,399; Alan J. Lacy, $3,099; Ned C. Lautenbach, $7,578; Joseph Mauriello, $3,365; Cornelia M. Small, $5,894; William S. Stavropoulos, $6,736; David M. Thomas, $3,099; and Michael E. Wiley, $3,099. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $1,813; and Michael E. Wiley, $1,063.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $2,563; Alan J. Lacy, $1,184; Ned C. Lautenbach, $3,035; Joseph Mauriello, $1,286; Cornelia M. Small, $2,361; William S. Stavropoulos, $2,698; David M. Thomas, $1,184; and Michael E. Wiley, $1,184. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $710; and Michael E. Wiley, $406.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each Independent Trustee are as follows: Dennis J. Dirks, $906; Ned C. Lautenbach, $1,073; Cornelia M. Small, $834; and William S. Stavropoulos, $954. Certain of the Independent Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Ned C. Lautenbach, $134.

As of February 28, 2009, approximately 86.95% of VIP Balanced's, 8.12% of VIP Contrafund's, 93.78% of VIP Disciplined Small Cap's, 73.07% of VIP Dynamic Capital Appreciation's, VIP Equity-Income's, 13.42% of VIP Growth's, 19.03% of VIP Growth & Income's, 17.13% of VIP Growth Opportunities', 88.93% of VIP Growth Stock's, 65.39% of VIP Growth Strategies', 25.77% of VIP High Income's, 9.12% of VIP Mid Cap's, 93.03% of VIP Real Estate's, 30.57% of VIP Value's, 96.91% of VIP Value Leaders', and 28.12% of VIP Value Strategies' total outstanding shares, respectively, were held by FMR affiliates. FMR LLC is the ultimate parent company of these FMR affiliates. By virtue of his ownership interest in FMR LLC, as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of VIP Balanced's, VIP Contrafund's, VIP Disciplined Small Cap's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP Growth Stock's, VIP Growth Strategies', VIP High Income's, VIP Mid Cap's, VIP Real Estate's, VIP Value's, VIP Value Leaders', and VIP Value Strategies' shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2009, the following owned of record and/or beneficially 5% or more of each class's outstanding shares:

Class Name	Owner Name	City	State	Ownership %
VIP Balanced Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	74.62%
VIP Balanced Portfolio: Initial Class	Nationwide Financial	Columbus	OH	9.92%
VIP Balanced Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.85%
VIP Balanced Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	93.24%
VIP Balanced Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.80%
VIP Balanced Portfolio: Service Class	Nationwide Financial	Columbus	OH	92.29%
VIP Balanced Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	5.98%
VIP Balanced Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	54.39%
VIP Balanced Portfolio: Service Class 2	Sun Life	Boston	MA	18.01%
VIP Balanced Portfolio: Service Class 2	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	8.96%
VIP Balanced Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	8.87%
VIP Balanced Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	5.54%
VIP Contrafund Portfolio: Initial Class	ING	Windsor	CT	26.55%
VIP Contrafund Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	12.56%
VIP Contrafund Portfolio: Initial Class	Mass Mutual	Springfield	MA	7.19%
VIP Contrafund Portfolio: Initial Class	Mutual of America	New York	NY	6.84%
VIP Contrafund Portfolio: Initial Class	Nationwide Financial	Columbus	OH	6.75%
VIP Contrafund Portfolio: Initial Class	New York Life Group	New York	NY	6.53%
VIP Contrafund Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	86.42%
VIP Contrafund Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.97%
VIP Contrafund Portfolio: Service Class	Nationwide Financial	Columbus	OH	35.42%
VIP Contrafund Portfolio: Service Class	Lincoln National	Fort Wayne	IN	28.73%
VIP Contrafund Portfolio: Service Class	Phoenix	Greenfield	MA	7.13%
VIP Contrafund Portfolio: Service Class	Ameritas	Lincoln	NE	5.04%
VIP Contrafund Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	24.25%
VIP Contrafund Portfolio: Service Class 2	ING	West Chester	PA	15.47%
VIP Contrafund Portfolio: Service Class 2	Hartford Life	Hartford	CT	12.13%
VIP Contrafund Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	9.08%
VIP Contrafund Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.97%
VIP Disciplined Small Cap Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	88.35%
VIP Disciplined Small Cap Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.63%
VIP Disciplined Small Cap Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	91.81%
VIP Disciplined Small Cap Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	8.17%
VIP Disciplined Small Cap Portfolio: Service Class	Fidelity Investments	Boston	MA	100.00%
VIP Disciplined Small Cap Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	100.00%
VIP Dynamic Capital Appreciation Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	92.82%
VIP Dynamic Capital Appreciation Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.83%
VIP Dynamic Capital Appreciation Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	94.60%
VIP Dynamic Capital Appreciation Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.40%
VIP Dynamic Capital Appreciation Portfolio: Service Class	Nationwide Financial	Columbus	OH	96.48%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	22.36%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	MetLife	Hartford	CT	19.61%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Hartford Life	Hartford	CT	16.28%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	12.78%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Sun Life	Wellesley	MA	9.87%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	9.85%
VIP Dynamic Capital Appreciation Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	9.24%
VIP Equity-Income Portfolio: Initial Class	Nationwide Financial	Columbus	OH	13.16%
VIP Equity-Income Portfolio: Initial Class	ING	Windsor	CT	13.09%
VIP Equity-Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	12.69%
VIP Equity-Income Portfolio: Initial Class	MetLife	Hartford	CT	6.65%
VIP Equity-Income Portfolio: Initial Class	Mutual of America	New York	NY	6.05%
VIP Equity-Income Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	6.00%
VIP Equity-Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	75.41%
VIP Equity-Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.61%
VIP Equity-Income Portfolio: Service Class	Nationwide Financial	Columbus	OH	84.97%
VIP Equity-Income Portfolio: Service Class	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	6.11%
VIP Equity-Income Portfolio: Service Class 2	ING	West Chester	PA	14.90%
VIP Equity-Income Portfolio: Service Class 2	Hartford Life	Hartford	CT	11.17%
VIP Equity-Income Portfolio: Service Class 2	Minnesota Mutual Companies, Inc.	Saint Paul	MN	10.46%
VIP Equity-Income Portfolio: Service Class 2	New York Life Group	New York	NY	9.72%
VIP Equity-Income Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	8.91%
VIP Equity-Income Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	7.76%
VIP Equity-Income Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	6.87%
VIP Equity-Income Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.55%
VIP Equity-Income Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.95%
VIP Growth Portfolio: Initial Class	Nationwide Financial	Columbus	OH	16.93%
VIP Growth Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	14.50%
VIP Growth Portfolio: Initial Class	ING	Windsor	CT	14.30%
VIP Growth Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	6.74%
VIP Growth Portfolio: Initial Class	Lincoln National	Fort Wayne	IN	5.74%
VIP Growth Portfolio: Initial Class	Nationwide Financial	Newark	DE	5.14%
VIP Growth Portfolio: Initial Class	American United Life Insurance Company	Indianapolis	IN	5.04%
VIP Growth Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	71.41%
VIP Growth Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	6.13%
VIP Growth Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.57%
VIP Growth Portfolio: Service Class	Nationwide Financial	Columbus	OH	61.25%
VIP Growth Portfolio: Service Class	Lincoln National	Fort Wayne	IN	19.23%
VIP Growth Portfolio: Service Class	Phoenix	Greenfield	MA	7.95%
VIP Growth Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	17.48%
VIP Growth Portfolio: Service Class 2	Hartford Life	Hartford	CT	12.15%
VIP Growth Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	10.54%
VIP Growth Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	7.76%
VIP Growth Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	6.83%
VIP Growth Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	6.63%
VIP Growth Portfolio: Service Class 2	Sun Life	Boston	MA	6.28%
VIP Growth Portfolio: Service Class 2	American Family Life Insurance Company	Madison	WI	5.89%
VIP Growth Portfolio: Service Class 2	ING	West Chester	PA	5.60%
VIP Growth Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.48%
VIP Growth Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	100.00%
VIP Growth & Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	45.47%
VIP Growth & Income Portfolio: Initial Class	Genworth Financial Securities Corporation	Richmond	VA	11.61%
VIP Growth & Income Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	6.52%
VIP Growth & Income Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.37%
VIP Growth & Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	42.59%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	13.79%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	9.35%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2010 Portfolio	Boston	MA	7.43%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2030 Portfolio	Boston	MA	7.33%
VIP Growth & Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.60%
VIP Growth & Income Portfolio: Investor Class	VIP Investor Freedom 2025 Portfolio	Boston	MA	5.62%
VIP Growth & Income Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	92.97%
VIP Growth & Income Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	69.30%
VIP Growth & Income Portfolio: Service Class 2	American Family Life Insurance Company	Madison	WI	10.36%
VIP Growth & Income Portfolio: Service Class 2	Genworth Financial Securities Corporation	Richmond	VA	5.87%
VIP Growth Opportunities Portfolio: Initial Class	Nationwide Financial	Columbus	OH	34.20%
VIP Growth Opportunities Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	31.10%
VIP Growth Opportunities Portfolio: Initial Class	Symetra	Bellevue	WA	8.23%
VIP Growth Opportunities Portfolio: Initial Class	Genworth Financial Securities Corporation	Richmond	VA	6.76%
VIP Growth Opportunities Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	93.03%
VIP Growth Opportunities Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.96%
VIP Growth Opportunities Portfolio: Service Class	Phoenix	Greenfield	MA	68.92%
VIP Growth Opportunities Portfolio: Service Class	Nationwide Financial	Columbus	OH	23.49%
VIP Growth Opportunities Portfolio: Service Class 2	Sun Life	Wellesley	MA	32.56%
VIP Growth Opportunities Portfolio: Service Class 2	Aegon USA	Saint Petersburg	FL	20.83%
VIP Growth Opportunities Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	10.47%
VIP Growth Opportunities Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	8.98%
VIP Growth Opportunities Portfolio: Service Class 2	Security Benefit	Topeka	KS	8.85%
VIP Growth Opportunities Portfolio: Service Class 2	Commonwealth Annuity & Life Insurance Company	Worcester	MA	5.32%
VIP Growth Stock Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	94.15%
VIP Growth Stock Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.04%
VIP Growth Stock Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	92.32%
VIP Growth Stock Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.68%
VIP Growth Stock Portfolio: Service Class	Fidelity Investments	Boston	MA	100.00%
VIP Growth Stock Portfolio: Service Class 2	Allstate Life Insurance Company	Bannockburn	IL	62.06%
VIP Growth Stock Portfolio: Service Class 2	Fidelity Investments	Boston	MA	37.95%
VIP Growth Strategies Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	87.04%
VIP Growth Strategies Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	10.29%
VIP Growth Strategies Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	90.78%
VIP Growth Strategies Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	9.28%
VIP Growth Strategies Portfolio: Service Class	Fidelity Investments	Boston	MA	89.62%
VIP Growth Strategies Portfolio: Service Class	Nationwide Financial	Columbus	OH	10.34%
VIP Growth Strategies Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	71.96%
VIP Growth Strategies Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	28.05%
VIP High Income Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	25.52%
VIP High Income Portfolio: Initial Class	Nationwide Financial	Columbus	OH	17.03%
VIP High Income Portfolio: Initial Class	Commonwealth Annuity & Life Insurance Company	Worcester	MA	15.69%
VIP High Income Portfolio: Initial Class	American United Life Insurance Company	Indianapolis	IN	7.57%
VIP High Income Portfolio: Initial Class	MetLife	Hartford	CT	6.15%
VIP High Income Portfolio: Initial Class R	Nationwide Financial	Columbus	OH	84.61%
VIP High Income Portfolio: Initial Class R	Nationwide Financial	Newark	DE	15.49%
VIP High Income Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	71.07%
VIP High Income Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	12.53%
VIP High Income Portfolio: Service Class	Nationwide Financial	Columbus	OH	85.75%
VIP High Income Portfolio: Service Class 2	Ameritas	Lincoln	NE	25.93%
VIP High Income Portfolio: Service Class 2	Midland National Life Insurance & Annuity Co.	Sioux Falls	SD	10.73%
VIP High Income Portfolio: Service Class 2	Western & Southern	Cincinnati	OH	8.74%
VIP High Income Portfolio: Service Class 2	FBL Financial Group	West Des Moines	IA	8.44%
VIP High Income Portfolio: Service Class 2	AXA Financial	New York	NY	8.29%
VIP High Income Portfolio: Service Class 2	Allstate Life Insurance Company	Bannockburn	IL	8.15%
VIP High Income Portfolio: Service Class 2	Principal Financial Group	Des Moines	IA	7.81%
VIP High Income Portfolio: Service Class 2	The Horace Mann Companies	Springfield	IL	5.98%
VIP High Income Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	5.83%
VIP High Income Portfolio: Service Class 2 R	Nationwide Financial	Columbus	OH	99.94%
VIP High Income Portfolio: Service Class R	Nationwide Financial	Columbus	OH	100.00%
VIP Mid Cap Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	38.45%
VIP Mid Cap Portfolio: Initial Class	ING	Windsor	CT	15.64%
VIP Mid Cap Portfolio: Initial Class	Mutual of America	New York	NY	9.83%
VIP Mid Cap Portfolio: Initial Class	Great West	Englewood	CO	6.46%
VIP Mid Cap Portfolio: Initial Class	Lincoln National	Fort Wayne	IN	5.34%
VIP Mid Cap Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	82.47%
VIP Mid Cap Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.40%
VIP Mid Cap Portfolio: Service Class	Ameriprise Financial Corporation	Minneapolis	MN	61.18%
VIP Mid Cap Portfolio: Service Class	Nationwide Financial	Columbus	OH	16.53%
VIP Mid Cap Portfolio: Service Class	Guardian Insurance & Annuity Company, Inc.	Bethlehem	PA	11.57%
VIP Mid Cap Portfolio: Service Class 2	Ameriprise Financial Corporation	Minneapolis	MN	32.67%
VIP Mid Cap Portfolio: Service Class 2	MetLife	Hartford	CT	8.41%
VIP Mid Cap Portfolio: Service Class 2	Lincoln National	Fort Wayne	IN	6.72%
VIP Mid Cap Portfolio: Service Class 2	Northwestern Mutual Variable Life Insur Co	Milwaukee	WI	6.06%
VIP Mid Cap Portfolio: Service Class 2	Hartford Life	Hartford	CT	5.83%
VIP Mid Cap Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	5.46%
VIP Real Estate Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	91.55%
VIP Real Estate Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.70%
VIP Real Estate Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	92.49%
VIP Real Estate Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	7.53%
VIP Real Estate Portfolio: Service Class	Fidelity Investments	Boston	MA	99.96%
VIP Real Estate Portfolio: Service Class 2	Ohio National Life Insurance Company	Cincinnati	OH	62.25%
VIP Real Estate Portfolio: Service Class 2	Fidelity Investments	Boston	MA	17.80%
VIP Real Estate Portfolio: Service Class 2	FBL Financial Group	West Des Moines	IA	15.87%
VIP Value Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	32.96%
VIP Value Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	20.11%
VIP Value Portfolio: Initial Class	VIP Freedom 2010 Portfolio	Boston	MA	16.54%
VIP Value Portfolio: Initial Class	VIP Freedom 2030 Portfolio	Boston	MA	12.15%
VIP Value Portfolio: Initial Class	VIP Freedom 2015 Portfolio	Boston	MA	9.59%
VIP Value Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	40.64%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	14.72%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	9.99%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2010 Portfolio	Boston	MA	7.95%
VIP Value Portfolio: Investor Class	VIP Investor Freedom 2030 Portfolio	Boston	MA	7.80%
VIP Value Portfolio: Service Class	Nationwide Financial	Columbus	OH	81.56%
VIP Value Portfolio: Service Class	Fidelity Investments	Boston	MA	18.40%
VIP Value Portfolio: Service Class 2	AXA Financial	New York	NY	71.63%
VIP Value Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	20.43%
VIP Value Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	7.92%
VIP Value Leaders Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	94.64%
VIP Value Leaders Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.32%
VIP Value Leaders Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	91.38%
VIP Value Leaders Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	8.66%
VIP Value Leaders Portfolio: Service Class	Fidelity Investments	Boston	MA	99.36%
VIP Value Leaders Portfolio: Service Class 2	American National Insurance Company	Galveston	TX	66.03%
VIP Value Leaders Portfolio: Service Class 2	Fidelity Investments	Boston	MA	33.88%
VIP Value Strategies Portfolio: Initial Class	Fidelity Investments Life Insurance	Boston	MA	65.40%
VIP Value Strategies Portfolio: Initial Class	VIP Freedom 2020 Portfolio	Boston	MA	11.44%
VIP Value Strategies Portfolio: Initial Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	6.35%
VIP Value Strategies Portfolio: Initial Class	VIP Freedom 2010 Portfolio	Boston	MA	5.77%
VIP Value Strategies Portfolio: Service Class	Nationwide Financial	Columbus	OH	93.30%
VIP Value Strategies Portfolio: Service Class	Nationwide Financial	Newark	DE	6.66%
VIP Value Strategies Portfolio: Service Class 2	Aegon USA	Cedar Rapids	IA	55.75%
VIP Value Strategies Portfolio: Service Class 2	Hartford Life	Hartford	CT	13.85%
VIP Value Strategies Portfolio: Service Class 2	Nationwide Financial	Columbus	OH	13.66%
VIP Value Strategies Portfolio: Investor Class	Fidelity Investments Life Insurance	Boston	MA	66.04%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2020 Portfolio	Boston	MA	7.49%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2025 Portfolio	Boston	MA	5.99%
VIP Value Strategies Portfolio: Investor Class	Empire Fidelity Investments Life Ins. Co.	Boston	MA	5.70%
VIP Value Strategies Portfolio: Investor Class	VIP Investor Freedom 2015 Portfolio	Boston	MA	5.09%

As of February 28, 2009, approximately 45.75% of VIP Growth Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 48.41% of VIP Growth & Income Portfolio's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; approximately 25.51% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 32.89% of VIP Growth Opportunities Portfolio's total outstanding shares was held by Phoenix, Greenfield, MA; approximately 27.35% of VIP High Income Portfolio's total outstanding shares was held by Nationwide Financial, Columbus, OH; approximately 29.72% of VIP Mid Cap Portfolio's total outstanding shares was held by Ameriprise Financial Corporation, Minneapolis, MN; and approximately 26.67% of VIP Value Strategies Portfolio's total outstanding shares was held by Aegon USA, Cedar Rapids, IA.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Inc. (FMR Japan), FRAC, and FMR Co., Inc. (FMRC). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FIL Limited, a Bermuda company formed in 1968, is the ultimate parent company of FIL Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL Limited. At present, the primary business activities of FIL Limited and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

Geode, a registered investment adviser, has principal offices at One Post Office Square, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings, LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies and to provide advisory and sub-advisory services.

FMR, FIMM, FMRC, FMR U.K., FMR H.K., FMR Japan, FRAC, FIJ, FIIA, FIIA(U.K.)L, Geode (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and Geode investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Pursuant to an SEC exemptive order, FMR intends to act as a manager of managers with respect to VIP Disciplined Small Cap, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees of VIP Disciplined Small Cap but without shareholder approval, FMR may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. In the event of approval of a new unaffiliated sub-adviser, shareholders of VIP Disciplined Small Cap will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Management Services (for all funds except VIP Disciplined Small Cap). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Disciplined Small Cap). FMR provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Geode serves as sub-adviser of the fund. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, Geode directs the investments of the fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for VIP High Income.

INCOME FUND

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-	6.3400		50	.2188
6	-	9.3100		100	.1869
9	-	12.2800		150	.1736
12	-	15.2500		200	.1652
15	-	18.2200		250	.1587
18	-	21.2000		300	.1536
21	-	24.1900		350	.1494
24	-	30.1800		400	.1459
30	-	36.1750		450	.1427
36	-	42.1700		500	.1399
42	-	48.1650		550	.1372
48	-	66.1600		600	.1349
66	-	84.1550		650	.1328
84	-	120.1500		700	.1309
120	-	156.1450		750	.1291
156	-	192.1400		800	.1275
192	-	228.1350		850	.1260
228	-	264.1300		900	.1246
264	-	300.1275		950	.1233
300	-	336.1250		1,000	.1220
336	-	372.1225		1,050	.1209
372	-	408.1200		1,100	.1197
408	-	444.1175		1,150	.1187
444	-	480.1150		1,200	.1177
480	-	516.1125		1,250	.1167
516	-	587.1100		1,300	.1158
587	-	646.1080		1,350	.1149
646	-	711.1060		1,400	.1141
711	-	782.1040		1,450	.1132
782	-	860.1020		1,500	.1125
860	-	946.1000		1,550	.1117
946	-	1,041.0980		1,600	.1110
1,041	-	1,145.0960		1,650	.1103
1,145	-	1,260.0940		1,700	.1096
1,260	-	1,386.0920		1,750	.1089
1,386	-	1,525.0900		1,800	.1083
1,525	-	1,677.0880		1,850	.1077
1,677	-	1,845.0860		1,900	.1070
Over		1,845.0840		1,950	.1065
				2,000	.1059

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,048 billion of group net assets - the approximate level for December 2008 - was 0.1209%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,048 billion.

The following is the fee schedule for growth and growth & income funds.

GROWTH/GROWTH & INCOME FUNDS

GROUP FEE RATE SCHEDULE

EFFECTIVE ANNUAL FEE RATES

Average Group Assets

Annualized Rate

Group Net Assets

Effective Annual Fee Rate

0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-	6.4900		50	.3823
6	-	9.4600		100	.3512
9	-	12.4300		150	.3371
12	-	15.4000		200	.3284
15	-	18.3850		250	.3219
18	-	21.3700		300	.3163
21	-	24.3600		350	.3113
24	-	30.3500		400	.3067
30	-	36.3450		450	.3024
36	-	42.3400		500	.2982
42	-	48.3350		550	.2942
48	-	66.3250		600	.2904
66	-	84.3200		650	.2870
84	-	102.3150		700	.2838
102	-	138.3100		750	.2809
138	-	174.3050		800	.2782
174	-	210.3000		850	.2756
210	-	246.2950		900	.2732
246	-	282.2900		950	.2710
282	-	318.2850		1,000	.2689
318	-	354.2800		1,050	.2669
354	-	390.2750		1,100	.2649
390	-	426.2700		1,150	.2631
426	-	462.2650		1,200	.2614
462	-	498.2600		1,250	.2597
498	-	534.2550		1,300	.2581
534	-	587.2500		1,350	.2566
587	-	646.2463		1,400	.2551
646	-	711.2426		1,450	.2536
711	-	782.2389		1,500	.2523
782	-	860.2352		1,550	.2510
860	-	946.2315		1,600	.2497
946	-	1,041.2278		1,650	.2484
1,041	-	1,145.2241		1,700	.2472
1,145	-	1,260.2204		1,750	.2460
1,260	-	1,386.2167		1,800	.2449
1,386	-	1,525.2130		1,850	.2438
1,525	-	1,677.2093		1,900	.2427
1,677	-	1,845.2056		1,950	.2417
Over		1,845.2019		2,000	.2407

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,048 billion of group net assets - the approximate level for December 2008 - was 0.2669%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,048 billion.

Each Fund's individual fund fee rate is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2008, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
VIP Balanced	0.2669%	+	0.1500%	=	0.4169%
VIP Contrafund	0.2669%	+	0.3000%	=	0.5669%
VIP Disciplined Small Cap	0.2669%	+	0.4500%	=	0.7169%
VIP Dynamic Capital Appreciation	0.2669%	+	0.3000%	=	0.5669%
VIP Equity-Income	0.2669%	+	0.2000%	=	0.4669%
VIP Growth	0.2669%	+	0.3000%	=	0.5669%
VIP Growth & Income	0.2669%	+	0.2000%	=	0.4669%
VIP Growth Opportunities	0.2669%	+	0.3000%	=	0.5669%
VIP Growth Stock	0.2669%	+	0.3000%	=	0.5669%
VIP Growth Strategies	0.2669%	+	0.3500%	=	0.6169%
VIP High Income	0.1209%	+	0.4500%	=	0.5709%
VIP Mid Cap	0.2669%	+	0.3000%	=	0.5669%
VIP Real Estate	0.2669%	+	0.3000%	=	0.5669%
VIP Value	0.2669%	+	0.3000%	=	0.5669%
VIP Value Leaders	0.2669%	+	0.3000%	=	0.5669%
VIP Value Strategies	0.2669%	+	0.3000%	=	0.5669%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund (except VIP Disciplined Small Cap) to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Balanced	2008	$ 4,316,699
	2007	$ 2,259,812
	2006	$ 1,611,736
VIP Contrafund	2008	$ 114,153,140
	2007	$ 128,749,240
	2006	$ 106,556,930
VIP Dynamic Capital Appreciation	2008	$ 375,195
	2007	$ 611,578
	2006	$ 602,746
VIP Equity-Income	2008	$ 37,660,888
	2007	$ 54,886,519
	2006	$ 51,498,631
VIP Growth	2008	$ 31,671,478
	2007	$ 41,821,194
	2006	$ 43,960,841
VIP Growth & Income	2008	$ 5,498,499
	2007	$ 7,009,361
	2006	$ 7,369,711
VIP Growth Opportunities	2008	$ 2,633,852
	2007	$ 3,467,680
	2006	$ 3,275,689
VIP Growth Stock	2008	$ 121,825
	2007	$ 106,536
	2006	$ 141,829
VIP Growth Strategies	2008	$ 155,090
	2007	$ 180,642
	2006	$ 125,204
VIP High Income	2008	$ 5,717,672
	2007	$ 7,336,670
	2006	$ 7,904,598
VIP Mid Cap	2008	$ 41,041,312
	2007	$ 45,982,027
	2006	$ 38,457,884
VIP Real Estate	2008	$ 533,401
	2007	$ 1,142,516
	2006	$ 1,107,272
VIP Value	2008	$ 604,594
	2007	$ 675,874
	2006	$ 327,306
VIP Value Leaders	2008	$ 370,251
	2007	$ 474,066
	2006	$ 349,764
VIP Value Strategies	2008	$ 1,847,630
	2007	$ 3,053,128
	2006	$ 2,369,855

Sub-Adviser - Geode. VIP Disciplined Small Cap and FMR have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreement, FMR has granted Geode investment management authority as well as the authority to buy and sell securities.

Under the terms of the sub-advisory agreement, for providing investment management services to VIP Disciplined Small Cap, FMR, and not the fund, pays Geode fees at an annual rate of 0.225% of the average net assets of the fund

The following table shows the amount of management fees paid by VIP Disciplined Small Cap to FMR and the amount of sub-advisory fees paid by FMR, on behalf of the fund, to Geode for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR	Sub-Advisory Fees Paid by FMR to Geode
VIP Disciplined Small Cap	2008	$ 241,952	$ 76,774
	2007	$ 278,289	$ 88,373
	2006	$ 81,566	$ 25,940


FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase the class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of VIP Balanced, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement, FMR, and not the fund, pays FIMM's fees.

Sub-Adviser - FMRC. On behalf of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of VIP Balanced, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of VIP Disciplined Small Cap, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States. Under the terms of the master international research agreement, FMR, and not the funds, pays FIIA. Under the terms of the sub-research agreements, FIIA, and not the funds, pays FIIA(U.K.)L and FIJ.

Sub-Adviser - FRAC. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR, FMRC, and FRAC have entered into a research agreement. Pursuant to the research agreement, FRAC provides investment advice and research services on domestic issuers. Under the terms of the research agreement, FMR, FMRC, FIMM, and not the funds, agree, in the aggregate, to pay FRAC.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan, and FIIA. On behalf of VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

Steven Calhoun is the portfolio manager of VIP Growth Strategies and receives compensation for his services. Fergus Shiel is the portfolio manager of VIP Dynamic Capital Appreciation and receives compensation for his services. Stephen Petersen is the portfolio manager of VIP Equity-Income and receives compensation for his services. Jason Weiner is the portfolio manager of VIP Growth and receives compensation for his services. James Catudal is the portfolio manager of VIP Growth & Income and receives compensation for his services. Steven Wymer is the portfolio manager of VIP Growth Opportunities and receives compensation for his services. Jeffrey Feingold is the portfolio manager of VIP Growth Stock and receives compensation for his services. Tom Allen is the portfolio manager of VIP Mid Cap and receives compensation for his services. Richard Fentin is the portfolio manager of VIP Value and receives compensation for his services. Charles Hebard is the portfolio manager of VIP Value Leaders and receives compensation for his services. Matthew Friedman is the portfolio manager of VIP Value Strategies and receives compensation for his services. As of December 31, 2008 (January 31, 2009 for Mr. Wymer), portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the peer groups identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index	Peer Group
VIP Growth Strategies	Russell Midcap Growth Index	Morningstar® Mid Cap Growth Category
VIP Dynamic Capital Appreciation	S&P 500 Index	Morningstar Large Cap Value; Large Cap Blend; Large Cap Growth; Mid Cap Value; Mid Cap Blend; Mid Cap Growth Categories
VIP Equity-Income	Russell 3000® Value Index	Lipper Equity Income Objective
VIP Growth	Russell 3000 Growth Index	Morningstar Large Cap Growth and Mid Cap Growth Categories
VIP Growth & Income	S&P 500 Index	Morningstar Large Cap Blend Category
VIP Growth Opportunities	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
VIP Growth Stock	Russell 1000 Growth Index	Morningstar Large Cap Growth Category
VIP Mid Cap	S&P MidCap 400 Index	Morningstar Mid Cap Blend Category
VIP Value	Russell 3000 Value Index	Morningstar Large Cap Value Category
VIP Value Leaders	Russell 1000 Value Index	Morningstar Large Cap Value Category
VIP Value Strategies	Russell Midcap Value Index	Morningstar Mid Cap Value Category

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Calhoun as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,622	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,608	none	none

* Includes VIP Growth Strategies ($14 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth Strategies beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Shiel as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 5,125	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,083	none	none

* Includes VIP Dynamic Capital Appreciation ($42 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Dynamic Capital Appreciation beneficially owned by Mr. Shiel was none.

The following table provides information relating to other accounts managed by Mr. Petersen as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,120	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Equity-Income ($5,174 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Equity-Income beneficially owned by Mr. Petersen was $100,001-$500,000.

The following table provides information relating to other accounts managed by Mr. Weiner as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 7,275	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 963	none	none

* Includes VIP Growth ($3,277 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth beneficially owned by Mr. Weiner was none.

The following table provides information relating to other accounts managed by Mr. Catudal as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 2,551	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 557	none	none

* Includes VIP Growth & Income ($732 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Catudal was $1-$10,000.

The following table provides information relating to other accounts managed by Mr. Wymer as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 23,757	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 23,491	none	none

* Includes VIP Growth Opportunities ($265 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Wymer was none.

The following table provides information relating to other accounts managed by Mr. Feingold as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 557	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 547	none	none

* Includes VIP Growth Stock ($10 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Growth Stock beneficially owned by Mr. Feingold was none.

The following table provides information relating to other accounts managed by Mr. Allen as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,599	none	$ 599
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Mid Cap ($5,271 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Mid Cap beneficially owned by Mr. Allen was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,087	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,004	none	none

* Includes VIP Value ($83 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value beneficially owned by Mr. Fentin was none.

The following table provides information relating to other accounts managed by Mr. Hebard as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 416	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 370	none	none

* Includes VIP Value Leaders ($45 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value Leaders beneficially owned by Mr. Hebard was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,623	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,166	none	none

* Includes VIP Value Strategies ($189 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Friedman was none.

Robert Stansky is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The assets of VIP Contrafund are allocated among sector sub-portfolios. As of the date of this SAI, the fund is invested in the following sub-portfolios:

VIP Sub-Portfolio	Co-Manager
Consumer Discretionary	John Roth
Consumer Staples	Robert Lee
Energy	Matthew Friedman
Financials	Pierre Sorel
Health Care	Stephen Kaye
Industrials	John Avery
Information Technology	Adam Hetnarski
Materials	John Avery
Telecom Services	Douglas Simmons
Utilities	Douglas Simmons

Adam Hetnarski is a co-manager of VIP Contrafund and receives compensation for his services. Stephen Kaye is a co-manager of VIP Contrafund and receives compensation for his services. Robert Lee is a co-manager of VIP Contrafund and receives compensation for his services. Pierre Sorel is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by each co-manager measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	VIP Sub-Portfolio Benchmark Index
Adam Hetnarski	S&P 500 Information Technology
Stephen Kaye	S&P 500 Health Care
Robert Lee	S&P 500 Consumer Staples
Pierre Sorel	S&P 500 Financials

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

John Avery is a co-manager of VIP Contrafund and receives compensation for his services. Matthew Friedman is a co-manager of VIP Contrafund and receives compensation for his services. John Roth is a co-manager of VIP Contrafund and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR, including the management of the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Douglas Simmons is a research analyst and a co-manager of VIP Contrafund. Research analysts who also manage sector sub-portfolios are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of December 31, 2008, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector manager's bonus that is linked to the investment performance of VIP Contrafund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Morningstar Large Cap Blend, Large Cap Value, Large Cap Growth, Mid Cap Blend, Mid Cap Value, and Mid Cap Growth Categories, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the benchmark index identified in the table below. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	VIP Sub-Portfolio Benchmark Index
Douglas Simmons	S&P 500 Telecom Services
Douglas Simmons	S&P 500 Utilities

The sector fund manager's compensation plan may give rise to potential conflicts of interest. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the sector fund's trade allocation policies and procedures may give rise to conflicts of interest if the sector fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a sector fund. Securities selected for other funds or accounts may outperform the securities selected for the sector fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Stansky as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 35,566	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,032	none	none

* Includes VIP Contrafund ($14,247 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,342	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 441	none	none

* Includes VIP Contrafund ($2,176 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Kaye as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 4,095	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 422	none	none

* Includes VIP Contrafund ($2,051 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Lee as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 5,120	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 370	none	none

* Includes VIP Contrafund ($1,818 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Sorel as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,670	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 377	none	none

* Includes VIP Contrafund ($1,840 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Avery as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 8,558	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 410	none	none

* Includes VIP Contrafund ($1,995 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Friedman as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,623	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,166	none	none

* Includes VIP Contrafund ($2,386 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Roth as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 3,488	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,431	none	none

* Includes VIP Contrafund ($1,149 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Simmons as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,726	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,001	none	none

* Includes VIP Contrafund ($1,096 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

Dollar range of shares of VIP Contrafund beneficially owned by each co-manager as of December 31, 2008:

Co-Manager	Dollar Range of Shares
Robert Stansky	none
Adam Hetnarski	none
Stephen Kaye	$10,001-$50,000
Robert Lee	none
Pierre Sorel	$1-$10,000
John Avery	none
Matthew Friedman	none
John Roth	none
Douglas Simmons	none

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and does not receive compensation for his services to the fund. Substantially all of the bond assets of the fund are invested in VIP Investment Grade Central Fund, for which the co-manager is compensated as described below. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Mr. Rakers' base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the lead portfolio manager's bonus are based on the pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the lead portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the lead portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the lead portfolio manager's bonus is based on the lead portfolio manager's overall contribution to management of FMR. The portion of the lead portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Lipper Balanced (VIP) Objective.

Mr. O'Neil's base salary is determined by level of responsibility and tenure at FMR or its affiliates. A component of the co-manager's bonus is based on the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account. The pre-tax investment performance of the co-portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over his tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of VIP Investment Grade Central Fund is based on the fund's pre-tax investment performance measured against the Barclays Capital U.S. Aggregate Bond Index.

Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Rakers as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 7,195	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,173	none	none

* Includes VIP Balanced ($1,022 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

The following table provides information relating to other accounts managed by Mr. O'Neil as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 33,727	$ 6,386	$ 3,752
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Balanced ($306 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Balanced beneficially owned by Mr. O'Neil was none.

Sam Wald is the portfolio manager of VIP Real Estate and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Real Estate is based on the pre-tax investment performance of the fund measured against the Dow Jones Wilshire Real Estate Securities Index and the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper Real Estate Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC., FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Wald as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 701	$ 318	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Real Estate ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Real Estate beneficially owned by Mr. Wald was none.

Matthew Conti is the portfolio manager of VIP High Income and receives compensation for his services. As of December 31, 2008, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP High Income is based on the fund's pre-tax investment performance (based on the performance of the fund's Initial Class) within the Lipper High Current Yield (VIP) Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Conti as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,460	$ 952	$ 1,257
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income ($770 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP High Income beneficially owned by Mr. Conti was none.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of the fund and receives compensation for his services. Bobe Simon is a portfolio manager of the fund and receives compensation for his services. Patrick Waddell is a portfolio manager of the fund and receives compensation for his services. Premkumar Narasimhan is a portfolio manager of VIP Disciplined Small Cap and receives compensation for his services. Lou Bottari is an assistant portfolio manager of VIP Disciplined Small Cap and receives compensation for his services. As of December 31, 2008 (January 31, 2009 for Mr. Narasimhan and Mr. Bottari), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. A manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,250	$ 4,951	$ 155
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($27 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of December 31, 2008, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Narasimhan as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Narasimhan was none.

The following table provides information relating to other accounts managed by Mr. Bottari as of January 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	17	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 48,178	$ 4,495	$ 151
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($25 (in millions) assets managed).

As of January 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Bottari was none.

PROXY VOTING GUIDELINES

Fidelity Fund Proxy Voting Guidelines

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 B. FMR Investment Proxy Research votes proxies. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

 C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

 D. Non-routine proposals will generally be voted in accordance with the Guidelines.

 E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR's Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

 F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

 G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines, but FMR may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

 H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

 I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

 A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

 B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

 C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

 D. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

 F. Poison Pill - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 G. Large-Capitalization Company - a company included in the Russell 1000 stock index.

 H. Small-Capitalization Company - a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

 I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

 FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

 1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

 With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

 a. The Poison Pill includes a Sunset Provision of less than five years;

 b. The Poison Pill includes a Permitted Bid Feature;

 c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

 d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether it has been proven that the company engaged in options backdating.

 5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

 6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

 7. The board is not comprised of a majority of independent directors.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

 D. Majority Director Elections

 FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV. Compensation

 A. Equity award plans (including stock options, restricted stock awards, and other stock awards).

 FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large-Capitalization Company, 15% for a Small-Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

 3. The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

 4. Awards to non-employee directors are subject to management discretion.

 5. In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

 FMR will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (Large-Capitalization Company) and 10% (Small-or Micro-Capitalization Company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 3. The company's relative performance compared to other companies within the relevant industry or industries;

 4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

 F. Bonus Plans and Tax Deductibility Proposals

 FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

 FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

 A. The Poison Pill includes the following features:

 1. A Sunset Provision of no greater than five years;

 2. Linked to a business strategy that is expected to result in greater value for the shareholders;

 3. Requires shareholder approval to be reinstated upon expiration or if amended;

 4. Contains a Permitted Bid Feature; and

 5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

 C. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Shares of Investment Companies

 A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting").

 B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds which are held exclusively by Fidelity Funds or accounts managed by an FMR or an affiliate. FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

Geode Proxy Voting Policies

As an investment adviser, Geode holds voting authority for securities in many of the client accounts that it manages. Geode takes seriously its responsibility to monitor corporate events affecting securities in those client accounts and to exercise its voting authority with respect to those securities in the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). The purposes of these proxy voting policies are (1) to establish a framework for Geode's analysis and decision-making with respect to proxy voting and (2) to set forth operational procedures for Geode's exercise of proxy voting authority.

Overview

Geode applies the same voting decision for all accounts in which it exercises voting authority, and seeks in all cases to vote in a manner that Geode believes represents the best interests of its clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor). Geode anticipates that, based on its current business model, it will manage the vast majority of assets under its management using passive investment management techniques, such as indexing. Geode also manages private funds and separate accounts using active investment management techniques, primarily employing quantitative investment strategies.

Geode has established an Operations Committee, consisting of senior officers and investment professionals, including, but not limited to Geode's President, Chief Operating Officer ("COO"), Chief Legal Officer ("CLO"), Chief Compliance Officer ("CCO") and Compliance Manager. Members of the Operations Committee oversee the exercise of voting authority under these proxy voting policies, consulting with Geode's legal counsel with respect to controversial matters and for interpretive and other guidance. Geode will engage an established commercial proxy advisory service (the "Agent") for comprehensive analysis, research and voting recommendations, particularly for matters that may be controversial, present potential conflicts of interest or require case-by-case analysis under these guidelines. Geode has directed the Agent to employ the policies set forth below, together with more specific guidelines and instructions set forth in a detailed, customized questionnaire developed jointly by Geode and the Agent, to formulate recommended votes on each matter. Geode may determine to accept or reject any recommendation based on the research and analysis provided by the Agent or on any independent research and analysis obtained or generated by Geode; however, because the recommended votes are determined solely based on the customized policies established by Geode, Geode expects that the recommendations will be followed in most cases. The Agent also acts as a proxy voting agent to effect the votes and maintain records of all of Geode's proxy votes. In all cases, the ultimate voting decision and responsibility rests with the members of the Operations Committee, which are accountable to Geode's clients (including shareholders of mutual funds for which it serves as advisor or sub-advisor).

Due to its focused business model and the number of investments that Geode will make for its clients (particularly pursuant to its indexing strategy), Geode does not anticipate that actual or potential conflicts of interest are likely to occur in the ordinary course of its business; however, Geode believes it is essential to avoid having conflicts of interest affect its objective of voting in the best interest of its clients. Therefore, in the event that members of the Operations Committee, the Agent or any other person involved in the analysis or voting of proxies has knowledge of, or has reason to believe there may exist, any potential relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode (and any subsidiary of Geode) or their respective directors, officers, employees or agents, such person shall notify other members of the Operations Committee and may consult with outside counsel to Geode to analyze and address such potential conflict of interest. In the case of an actual conflict of interest, on the advice of counsel, Geode expects that the independent directors of Geode will consider the matter and may (1) determine that there is no conflict of interest (or that reasonable measures have been taken to remedy or avoid any conflict of interest) that would prevent Geode from voting the applicable proxy, (2) acting as independent directors, using such information as is available from the Agent, vote the applicable proxy, or (3) cause authority to delegated to the Agent or a similar special fiduciary to vote the applicable proxy.

Geode has established the specific proxy voting policies that are summarized below to maximize the value of investments in the clients' accounts, which it believes will be furthered through (1) accountability of a company's management and directors to its shareholders, (2) alignment of the interests of management with those of shareholders (including through compensation, benefit and equity ownership programs), and (3) increased disclosure of a company's business and operations. Geode reserves the right to override any of its proxy voting policies with respect to a particular shareholder vote when such an override is, in Geode's best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of Geode's clients.

Policies

All proxy votes shall be considered and made in a manner consistent with the best interest of Geode's clients (including shareholders of mutual fund clients) without regard to any other relationship, business or otherwise, between the portfolio company subject to the proxy vote and Geode or its affiliates. As a general matter, (1) proxies will be voted FOR incumbent members of a board of directors and FOR routine management proposals, except as otherwise addressed under these policies; (2) shareholder and non-routine management proposals addressed by these policies will be voted as provided in these policies; and (3) shareholder and non-routine management proposals not addressed by these policies will be evaluated by members of Geode's Operations Committee based on fundamental analysis and/or research and recommendations provided by the Agent, and members of the Operations Committee, which shall make the voting decision.

When voting the securities on non-US issuers, Geode will evaluate proposals in accordance with these policies but will also take local market standards of best practices into consideration. Geode may also limit or modify its voting at certain non-US meetings (e.g., if shares are required to be blocked or reregistered in connection with voting). Geode's specific policies are as follows:

I. Election of Directors

Geode will generally vote FOR incumbent members of a board of directors except:

  The incumbent board member failed to attend at least 75% of meetings in the previous year and does not provide a reasonable explanation.
  Independent Directors do not compromise a majority of the board or certain key committees (e.g., audit, compensation, and nominating).
  In Other Circumstances on a CASE-BY-CASE basis where a member of the board has acted in a manner inconsistent with the interests if shareholders of a company whose securities are held in client accounts.

II. Majority Election. Unless a company has a policy achieving a similar result, Geode will generally vote in favor of a proposal calling for directors to be elected by a majority of votes cast in a board election provided that the plurality vote applies when there are more nominees than board seats.

III. Vote AGAINST Anti-Takeover Proposals, including:

  Addition of Special Interest Directors to the board.
  Authorization of "Blank Check" Preferred Stock. Geode will vote FOR proposals to require shareholder approval for the distribution of preferred stock except for acquisitions and raising capital in the ordinary course of business.
  Classification of Boards, provided that the matter will be considered on a CASE-BY-CASE basis if the company's charter or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors. Geode will vote FOR proposals to declassify boards.
  Fair Price Amendments, other than those that consider only a two-year price history and are not accompanied by other anti-takeover measures.
  Golden Parachutes including (1) any accelerated options and/or employment contracts that Geode deems to be excessive in the event of termination, (2) compensation contracts for outside directors, and (3) Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment. In addition, adoption of a Golden or Tin Parachute will result in Geode voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors.
  Poison Pills. Adoption or extension of a Poison Pill without shareholder approval will result in our voting AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors, provided the matter will be considered on a CASE-BY-CASE basis if (1) (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than three years; (d) the Pill includes a qualifying offer clause; and (e) shareholder approval is required to reinstate the expired Pill. Geode will vote FOR shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.
  Reduction or Limitation of Shareholder Rights (e.g., action by written consent, ability to call meetings, or remove directors).
  Reincorporation in another state (when accompanied by Anti-Takeover Provisions, including increased statutory anti-takeover provisions). Geode will vote FOR reincorporation in another state when not accompanied by such anti-takeover provisions.
  Requirements that the Board Consider Non-Financial Effects of merger and acquisition proposals.
  Requirements regarding Size, Selection and Removal of the Board that are likely to have an anti-takeover effect (although changes with legitimate business purposes will be evaluated on a CASE-BY-CASE basis).
  Supermajority Voting Requirements (i.e., typically 2/3 or greater) for boards and shareholders. Geode will vote FOR proposals to eliminate supermajority voting requirements.
  Transfer of Authority from Shareholders to Directors.

IV. Vote FOR proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

V. Vote AGAINST the introduction of new classes of Stock with Differential Voting Rights.

VI. Vote FOR introduction and AGAINST elimination of Cumulative Voting Rights, except on a CASE-BY-CASE basis where this is determined not to enhance clients' interests as minority shareholders.

VII. Vote FOR elimination of Preemptive Rights.

VIII. Vote FOR Anti-Greenmail proposals so long as they are not part of anti-takeover provisions (in which case the vote will be AGAINST).

IX. Vote FOR charter and by-law amendments expanding the Indemnification of Directors to the maximum extent permitted under Delaware law (regardless of the state of incorporation) and vote AGAINST charter and by-law amendments completely Eliminating Directors' Liability for Breaches of Care, with all other situations addressed on a CASE-BY-CASE basis.

X. Vote FOR proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XI. Vote FOR Open-Market Stock Repurchase Programs, provided that the repurchase price to be paid would not exceed 105% of the market price as of the date of purchase.

XII. Vote FOR management proposals to implement a Reverse Stock Split when the number of shares will be proportionately reduced to avoid de-listing.

XIII. Vote FOR management proposals to Reduce the Par Value of common stock.

XIV. Vote FOR the Issuance of Large Blocks of Stock if such proposals have a legitimate business purpose and do not result in dilution of greater than 20% with all other situations addressed on a CASE-BY-CASE basis.

XV. Vote AGAINST Unusual Increases in Common Stock, which means any increase in excess of three times for U.S. securities or one time for non-U.S. securities. For these purposes, an increase is measure by adding to the requested increased authorization any stock authorized to be issued under Poison Pill, divided by the current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority).

XVI. Vote AGAINST the adoption of or amendment to authorize additional shares under a Stock Option Plan if:

  The dilution effect of the shares authorized under the plan (including by virtue of any "evergreen" or replenishment provision), plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus, except that a modest number of shares (limited to 5% for a large capitalization company and 10% for a small capitalization company) may be available for grant to employees and directors under the plan if the grant is made by a compensation committee composed entirely of independent directors (the "De Minimis Exception").
  The board may, without shareholder approval, make the following changes (1) materially increase the benefits accruing to participants under the plan, (2) materially increase the number of securities which may be issued under the plan, or (3) materially modify the requirements for participation in the plan, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The granting of options to non-employee directors is subject to the discretion of management, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan is administered by (1) a compensation committee not comprised entirely of independent directors or (2) a board of directors not comprised of a majority of independent directors, provided that a plan is acceptable if it satisfies the De Minimis Exception.
  The plan's terms allow repricing of underwater options, or the board/committee has repriced options outstanding under the plan in the past two years, unless by the express terms of the plan or a board resolution such repricing is rarely used (and then only to maintain option value due to extreme circumstances beyond management's control) and is within the limits of the De Minimis Exception.

XVII. Vote AGAINST the election of incumbents or a management slate in an election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan, unless such company seeks authorization of at least that amount at the very next shareholders' meeting and a compensation committee composed entirely of independent directors has determined that (1) options need to be granted to employees other than the company's executive officers, (2) no shares are currently available for such options under the company's existing plans, and (3) such options need to be granted before the company's next shareholder meeting.

XVIII. Evaluate proposals to Reprice Outstanding Stock Options on a CASE-BY-CASE basis, taking into account such factors as: (1) whether the repricing proposal excludes senior management and directors; (2) whether the options proposed to be repriced exceeded the dilution thresholds described in these current proxy voting policies when initially granted; (3) whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model; (4) the company's relative performance compared to other companies within the relevant industry or industries; (5) economic and other conditions affecting the relevant industry or industries in which the company competes; and (6) other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

XIX. Vote AGAINST adoption of or amendments to authorize additional shares for Restricted Stock Awards ("RSA") if:

  The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other option or restricted stock plans, is greater than 10%. However, for small capitalization companies, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.
  The board may materially alter the RSA without shareholder approval, including a provision that allows the board to lapse or waive restrictions at its discretion, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The granting of RSAs to non-employee directors is subject to the discretion of management, provided that an RSA is acceptable if it satisfies the De Minimis Exception.
  The restriction period is less than three years, except that (1) RSAs with a restriction period of less than three years but at least one year are acceptable if performance-based, and (2) an RSA is acceptable if it satisfies the De Minimis Exception.

XX. Vote AGAINST Omnibus Stock Plans if one or more component violates any of the criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, unless such component is de minimis. In the case of an omnibus stock plan, the dilution limits applicable to Stock Option Plans or RSAs under these proxy voting policies will be measured against the total number of shares under all components of such plan.

XXI. Vote AGAINST Employee Stock Purchase Plans if the plan violates any of the relevant criteria applicable to Stock Option Plans or RSAs under these proxy voting policies, except that (1) the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity, and (2) in the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the Agent, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

XXII. Vote AGAINST Stock Awards (other than stock options and RSAs) unless on a CASE-BY-CASE basis it is determined they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

XXIII. Employee Stock Ownership Plans ("ESOPs") will be evaluated on a CASE-BY-CASE basis, generally voting FOR non-leveraged ESOPs, and in the case of leveraged ESOPs, giving consideration to the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Geode may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Geode will vote AGAINST a leveraged ESOP if all outstanding loans are due immediately upon a change in control.

XXIV. Vote AGAINST management proposals on stock-based compensation plans or other Compensation Plans if the proposals are Inconsistent with the Interests of Shareholders of a company whose securities are held in client accounts, taking into account such factors as: (1) whether the company has an independent compensation committee; and (2) whether the compensation committee has authority to engage independent compensation consultants. In addition, Geode may vote AGAINST the election of incumbents or a management slate in the concurrent or next following vote on the election of directors based on such factors or if Geode believes a board has approved executive compensation arrangements inconsistent with the interests of shareholders of a company whose securities are held in client accounts.

XXV. ABSTAIN with respect to shareholder proposals addressing Social/Political Responsibility Issues, which Geode believes generally address ordinary business matters that are primarily the responsibility of a company's management and board, except:

  Geode will vote on a CASE-BY-CASE basis where a proposal has substantial economic implications for the company's securities held in client accounts.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Investor Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Investor Class and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Investor Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Investor Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. In addition, each Investor Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, including insurance companies or their affiliated broker-dealers, and other service-providers (who may be affiliated with FMR or FDC), that provide those services. Currently, the Board of Trustees has authorized such payments for Investor Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit Investor Class of the fund and variable product owners. In particular, the Trustees noted that each Plan does not authorize payments by Investor Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

FDC or an affiliate may compensate intermediaries that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for Investor Class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Investor Class's average daily net assets, with respect to each account in a fund.

For each fund (except VIP High Income), the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC receives a separate asset-based monthly fee from each fund to cover the expense of typesetting and printing prospectuses, statements of additional information, and other reports to existing shareholders, with the exception of proxy statements.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for transfer agency and related recordkeeping services with respect to variable product owners' accounts.

FIIOC or an affiliate may make payments out of its own resources to Fidelity Investments Life Insurance Company (FILI) for transfer agency and related separate account services with respect to insurance contract owners' accounts, in amounts that do not exceed the total transfer agent fee paid by Investor Class of each fund.

Each fund has entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for Investor Class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for certain domestic equity funds are 0.0389% of the first $1 billion of average net assets, 0.0275% of average net assets between $1 billion and $4 billion, 0.0041% of average net assets between $4 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for certain taxable domestic fixed-income funds are 0.0415% of the first $500 million of average net assets, 0.0301% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

The annual rates for pricing and bookkeeping services for VIP Balanced are 0.0492% of the first $500 million of average net assets, 0.0353% of average net assets between $500 million and $3.5 billion, 0.0041% of average net assets between $3.5 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

Pricing and bookkeeping fees paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund

2008

2007

2006

VIP Balanced	$ 441,574	$ 263,224	$ 202,858
VIP Contrafund	$ 1,715,770	$ 1,824,328	$ 1,762,513
VIP Disciplined Small Cap	$ 13,280	$ 15,280	$ 4,706
VIP Dynamic Capital Appreciation	$ 26,120	$ 42,586	$ 44,297
VIP Equity-Income	$ 1,215,337	$ 1,369,801	$ 1,414,943
VIP Growth	$ 1,099,262	$ 1,184,333	$ 1,269,189
VIP Growth & Income	$ 386,796	$ 477,425	$ 522,307
VIP Growth Opportunities	$ 180,013	$ 228,782	$ 230,069
VIP Growth Stock	$ 8,507	$ 7,427	$ 10,346
VIP Growth Strategies	$ 9,911	$ 11,554	$ 8,393
VIP High Income	$ 360,857	$ 447,040	$ 502,943
VIP Mid Cap	$ 1,183,766	$ 1,215,634	$ 1,227,658
VIP Real Estate	$ 37,132	$ 79,479	$ 80,836
VIP Value	$ 42,370	$ 47,083	$ 23,896
VIP Value Leaders	$ 25,806	$ 33,021	$ 25,535
VIP Value Strategies	$ 129,200	$ 206,756	$ 173,115

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2008, 2007, and 2006, VIP Growth Strategies, VIP High Income, and VIP Real Estate did not pay FSC for securities lending.

Payments made by VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, VIP Value, VIP Value Leaders, and VIP Value Strategies to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2008	2007	2006
VIP Balanced	$ 1,834	$ 575	$ 253
VIP Contrafund	$ 63,387	$ 51,309	$ 43,112
VIP Disciplined Small Cap	$ 168	$ 40	$ 0
VIP Dynamic Capital Appreciation	$ 1,855	$ 760	$ 2,125
VIP Equity-Income	$ 34,613	$ 35,413	$ 33,248
VIP Growth	$ 16,903	$ 23,407	$ 13,881
VIP Growth & Income	$ 4,795	$ 2,501	$ 883
VIP Growth Opportunities	$ 4,158	$ 6,407	$ 8,598
VIP Growth Stock	$ 146	$ 140	$ 13
VIP Mid Cap	$ 70,126	$ 52,110	$ 20,949
VIP Value	$ 5,255	$ 640	$ 0
VIP Value Leaders	$ 203	$ 278	$ 66
VIP Value Strategies	$ 5,563	$ 4,354	$ 1,301

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company created under an initial declaration of trust dated November 13, 1981. Contrafund® Portfolio and Disciplined Small Cap Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company created under an initial declaration of trust dated March 21, 1988. Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company created under an initial declaration of trust dated July 14, 1994. On April 30, 2009, Growth Strategies Portfolio changed its name from Aggressive Growth Portfolio to Growth Strategies Portfolio. Growth Stock Portfolio, Real Estate Portfolio, and Value Leaders Portfolio are funds of Variable Insurance Products Fund IV, an open-end management investment company created under an initial declaration of trust dated June 1, 1983. Currently, there are five funds offered in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are three funds offered in Variable Insurance Products Fund II: Contrafund Portfolio, Disciplined Small Cap Portfolio, and Index 500 Portfolio. Currently, there are seven funds offered in Variable Insurance Products Fund III: Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. Currently there are 15 funds offered in Variable Insurance Products Fund IV: Consumer Discretionary Portfolio, Consumer Staples Portfolio, Emerging Markets Portfolio, Energy Portfolio, Financial Services Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Materials Portfolio, Real Estate Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

Each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Balanced, VIP Growth & Income, and VIP Growth Strategies. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Real Estate, and VIP Value Strategies. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of VIP Disciplined Small Cap and VIP Equity-Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth & Income, VIP Growth Strategies, VIP Mid Cap, VIP Value, and VIP Value Leaders in connection with repurchase agreement transactions.

The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Real Estate, and VIP Value Strategies. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, VIP Mid Cap's, and VIP Value Leaders's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firms. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Equity-Income, VIP Growth, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Leaders and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for VIP Balanced, VIP Contrafund, VIP Disciplined Small Cap, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Strategies, VIP Value, and VIP Value Strategies and provides other audit related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2008, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Growth Strategies, VIP Mid Cap, VIP Real Estate, VIP Value, VIP Value Strategies, and VIP Value Leaders will provide a full list of holdings, including its top ten holdings, monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after its fiscal quarter-end). This information may also be provided to insurance companies via an electronic reporting tool at that time.

VIP Disciplined Small Cap and VIP High Income will provide a full list of holdings, including its top ten holdings, as of the end of the fund's fiscal quarter on www.advisor.fidelity.com 60 days after its fiscal quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on www.fidelity.com 15 or more days after the calendar quarter-end. This information may also be provided to insurance companies via an electronic reporting tool at that time.

This information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include variable product owners or prospective variable product owners, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third-parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Rating Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); and Fitch Inc. and certain affiliates (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

Fidelity, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR LLC.

Geode is a registered trademark of Geode Capital Management, LLC.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Variable Insurance Products Fund III

Post-Effective Amendment No. 38

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated November 13, 2002, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 28.

(2) Certificate of Amendment to the Declaration of Trust, dated December 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 30.

(3) Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is filed herein as Exhibit (a)(3).

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract, dated August 1, 2007, between Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 37.

(2) Management Contract, dated August 1, 2007, between Balanced Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 37.

(3) Management Contract, dated August 1, 2007, between Dynamic Capital Appreciation Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37.

(4) Management Contract, dated August 1, 2007, between Growth & Income Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 37.

(5) Management Contract, dated August 1, 2007, between Growth Opportunities Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 37.

(6) Management Contract, dated August 1, 2007, between Mid Cap Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 37.

(7) Management Contract, dated August 1, 2007, between Value Strategies Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 37.

(8) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 13.

(9) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio), is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 23.

(10) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Balanced Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 23.

(11) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Dynamic Capital Appreciation Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 23.

(12) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth & Income Portfolio, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 23.

(13) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth Opportunities Portfolio, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 23.

(14) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Mid Cap Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 23.

(15) Sub-Advisory Agreement, dated February 14, 2002, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Value Strategies Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 27.

(16) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(17) Schedule A, dated September 9, 2008, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(18) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(19) Schedule A, dated September 29, 2008, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(51) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(20) Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(21) Schedule A, dated July 17, 2008, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(28) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(22) Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(44) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(23) Schedule A, dated August 1, 2008, to the Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(45) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(24) Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(48) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(25) Schedule A, dated August 1, 2007, to the Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(49) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(26) Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(52) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(27) Schedule A, dated August 1, 2007, to the Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(53) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(28) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(29) Schedule A, dated October 18, 2007, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(10) of Fidelity Court Street Trust's (File No. 002-58774) Post-Effective Amendment No. 87.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Balanced Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Dynamic Capital Appreciation Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 36.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Growth & Income Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Growth Opportunities Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 36.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Mid Cap Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 36.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Value Strategies Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 36.

(8) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class shares is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 37.

(9) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class shares is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 37.

(10) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 shares is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 37.

(11) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Investor Class shares is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 32.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through August 1, 2008 is incorporated herein by reference to Exhibit (f) of Fidelity Hastings Street Trust (File No. 811-00215) Post-Effective Amendment No. 121.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated June 29, 2007, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(4) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 116.

(3) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Variable Insurance Products Fund III on behalf of Mid Cap Portfolio is incorporated herein by reference to Exhibit (g)(3) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 103.

(4) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio) are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Appendix A, dated January 6, 2009, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio, and Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio) is incorporated herein by reference to Exhibit (g)(5) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 112.

(6) Appendix B, dated October 16, 2008, to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Variable Insurance Products Fund III on behalf of Balanced Portfolio, Growth & Income Portfolio and Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio) is incorporated herein by reference to Exhibit (g)(6) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 112.

(7) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(8) Appendix A, dated March 25, 2008, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(5) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 42.

(9) Appendix B, dated February 8, 2008, o the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Variable Insurance Products Fund III on behalf of Growth Opportunities Portfolio and Value Strategies Portfolio is incorporated herein by reference to Exhibit (g)(6) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 42.

(10) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(11) Appendix A, dated April 23, 2008, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(14) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 105.

(12) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Variable Insurance Products Fund III on behalf of Dynamic Capital Appreciation Portfolio is incorporated herein by reference to Exhibit (g)(8) of Fidelity Advisor Series VIII's (File No. 002-86711) Post-Effective Amendment No. 89.

(13) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(14) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(15) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(16) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(17) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(18) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(19) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post Effective Amendment No. 122.

(h) Not applicable.

(i) Legal Opinion of Dechert LLP, dated April 23, 2009 for Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio), Mid Cap Portfolio, and Value Strategies Portfolio is filed herein as Exhibit (i).

(j) (1) Consent of Deloitte & Touche LLP, dated April 20, 2009, is filed herein as Exhibit (j)(1).

(2) Consent of PricewaterhouseCoopers LLP, dated April 20, 2009, is filed herein as Exhibit (j)(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio): Initial Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 22.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio): Service Class is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 25.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio): Service Class 2 is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 25.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 15.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 25.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 25.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 20.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 25.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 25.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 15.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 25.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 25.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 15.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 25.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 25.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 15.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 25.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 25.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Initial Class is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 27.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 27.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Service Class 2 is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 27.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Strategies Portfolio (formerly known as Aggressive Growth Portfolio): Investor Class is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 33.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Balanced Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 33.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Dynamic Capital Appreciation Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 33.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Growth & Income Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 33.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Opportunities Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 33.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Mid Cap Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 33.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Value Strategies Portfolio: Investor Class is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 33.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 47.

(2) Schedule I, dated January 17, 2008, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated May 19, 2005, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 64.

(p) (1) Code of Ethics, dated February 2009, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Investment Trust's (File No. 811-04008) Post-Effective Amendment No. 112.

(2) Code of Ethics, dated February 2009, adopted by FIL Limited, Fidelity Investments Japan Limited, FIL Investment Advisors, and FIL Investment Advisors (U.K.) Ltd. pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Investment Trust's (File No. 811-04008) Post-Effective Amendment No. 112.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and Fidelity Distributors Corporation (FDC) (2008); Secretary of Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

John J. Remondi	Director of FMR and FMRC (2007); Director (2006), Chief Administrative Officer and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer of FMR LLC (2007).

Dwight D. Churchill	Previously served as Executive Vice President of FMR, FMRC and FIMM (2008).

Walter C. Donovan	Previously served as President of FMR and FMRC (2008); Executive Vice President of FIMM (2008); Previously served as Executive Vice President of FMR and FMRC (2008).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

John J. Remondi	Director of FMR and FMRC (2007); Director (2006), Chief Administrative Officer and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer of FMR LLC (2007).

Dwight D. Churchill	Previously served as Executive Vice President of FMR, FMRC and FIMM (2008).

Walter C. Donovan	Previously served as President of FMR and FMRC (2008); Executive Vice President of FIMM (2008); Previously served as Executive Vice President of FMR and FMRC (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board of FMR H.K. (2008); President and Director of FRAC (2006); Previously served as Senior Vice President of FMR and FMRC (2006).

Mark X. Burns	Executive Director of FMR H.K. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

Sharon Yau Wong	Director of Investment Services-Asia of FMR H.K. (2008).

Tricor Corporate Secretary Limited	Secretary of FMR H.K. (2008).

(4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board of FMR H.K. (2008); President and Director of FRAC (2006); Previously served as Senior Vice President of FMR and FMRC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(5) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board of FMR H.K. (2008); President and Director of FRAC (2006); Previously served as Senior Vice President of FMR and FMRC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K. (2007).

Robert P. Brown	Director and Managing Director of Research of FMR U.K. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

David Hamlin	Managing Director of Research of FMR U.K. (2008).

Charles S. Morrison	Director and Managing Director of Research of FMR U.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(6) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board of FMR H.K. (2008); President and Director of FRAC (2006); Previously served as Senior Vice President of FMR and FMRC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(7) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Dwight D. Churchill	Previously served as Executive Vice President of FMR, FMRC, and FIMM (2008).

Walter C. Donovan	Previously served as President of FMR and FMRC (2008); Executive Vice President of FIMM (2008); Previously served as Executive Vice President of FMR and FMRC (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(8) FIL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President (2005) and Director (2002) of FIIA; Previously served as Chief Executive Officer, President, and Director of FIIA(U.K.)L (2008).

Lori Blackwood	Chief Compliance Officer of FIIA (2008).

Brett Goodin	Director of FIIA.

Kathryn Matthews	Director of FIIA (2008).

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Rosalie Powell	Secretary of FIIA (2008); Previously served as Assistant Secretary of FIIA (2008).

David J. Saul	Director of FIIA.

Robert Stewart	Director of FIIA (2004).

Ann Stock	Previously served as Chief Compliance Officer of FIIA and Director of FIIA(U.K.)L (2008).

Andrew Wells	Director of FIIA (2005).

Natalie Wilson	Assistant Secretary of FIIA (2007).

(9) FIL INVESTMENT ADVISORS (U.K.) LTD. (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Michael Gordon	President (2005) and Director (2002) of FIIA; Previously served as Chief Executive Officer, President, and Director of FIIA(U.K.)L (2008).

Ian Jones	Previously served as Chief Compliance Officer of FIIA(U.K.)L (2008).

Andrew Morris	Director and Chief Compliance Officer of FIIA(U.K.)L (2008).

Doug Naismith	Chief Executive Officer, Chairman, and Director of FIIA(U.K.)L (2008).

Nicky Richards	Director of FIIA(U.K.)L (2006).

Andrew Steward	Chief Administration Officer and Director of FIIA(U.K.)L (2008).

Ann Stock	Previously served as Chief Compliance Officer of FIIA and Director of FIIA(U.K.)L (2008).

Peter Weir	Chief Financial Officer and Director of FIIA(U.K.)L (2008).

(10) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer and Director of FIJ (2006).

John Ford	Director and Executive Officer of FIJ (2006).

Ben Giffard	Director of FIJ (2008)

Julie Greenall-Ota	Executive Officer of FIJ (2007).

David Holland	Director of FIJ (2005); Previously served as Director and Vice President of FIIA (2006).

Jonathan O'Brien	Director of FIJ (2006).

Hideki Sato	Executive Officer (2007).

Masaya Shakama	Executive Officer of FIJ (2008).

Mamiko Wakabayshi	Executive Officer of FIJ (2007).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 66, 99 Queen's Road Central
Hong Kong, Hong Kong, SAR

Fidelity Management & Research (Japan) (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIIA)
Pembroke Hall
42 Crow Lane
Pembroke, Bermuda HM 19

FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Thomas G. Coogan	Director and President (2009)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Craig Huntley	Executive Vice President (2006)	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President (2003)	None
John McGinty	Senior Vice President, Secretary and Chief Legal Officer	None
Mary Brady	Assistant Secretary (2008)	None
Peter D. Stahl	Assistant Secretary (2008)	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, JPMorgan Chase Bank, 270 Park Avenue, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA, Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Dynamic Capital Appreciation Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio for which JPMorgan Chase Bank is not primary custodian in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of April 2009.

Variable Insurance Products Fund III
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	April 23, 2009
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	April 23, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Edward C. Johnson 3d	†	Trustee	April 23, 2009
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	April 23, 2009
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	April 23, 2009
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	April 23, 2009
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	April 23, 2009
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	April 23, 2009
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	April 23, 2009
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	April 23, 2009
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	April 23, 2009
David M. Thomas

/s/Michael E. Wiley	*	Trustee	April 23, 2009
Michael E. Wiley

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2008.

WITNESS our hands on this first day of August 2008.

/s/James C. Curvey	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Cornelia M. Small
James C. Curvey		Cornelia M. Small
/s/Dennis J. Dirks		/s/William S. Stavropoulos
Dennis J. Dirks		William S. Stavropoulos
/s/Alan J. Lacy		/s/David M. Thomas
Alan J. Lacy		David M. Thomas
/s/Ned C. Lautenbach		/s/Michael E. Wiley
Ned C. Lautenbach		Michael E. Wiley
/s/Joseph Mauriello
Joseph Mauriello